1933 Act Registration File No.   333-40128
1940 Act File No. 811-09997
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	21	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	23	[	X	]

(Check appropriate box or boxes.)

BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-3500

Charles M. Weber, Esq.
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[	X	]	on May 1, 2010 pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

[Baird Logo]

Prospectus

May 1, 2010

Baird LargeCap Fund
(Investor Class: BHGSX)
(Institutional Class: BHGIX)

Baird MidCap Fund
(Investor Class: BMDSX)
(Institutional Class: BMDIX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - LargeCap & MidCap Prospectus

Please find the Privacy Policy for Baird Funds, Inc.
inside the back cover of this prospectus.

2

Summary Section

Baird LargeCap Fund

Investment Objective
The investment objective of the Baird LargeCap Fund (the “Fund”) is to provide long-term growth of capital.  Dividend income is a secondary consideration.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.75%	0.75%
Total Annual Fund Operating Expenses	1.65%	1.40%
Less Fee Waiver/Expense Reimbursement(1)	-0.65%	-0.65%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	1.00%	0.75%
____________________________
(1)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Investor Class shares and 0.75% of average daily net assets for the Institutional Class shares.  In addition, the Advisor has contractually agreed to reimburse fees and expenses incurred by the Fund in connection with its investments in other investment companies, if any, to the extent that such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  Each agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

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3

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$102	$457	$836	$1,900
Institutional Class Shares	$ 77	$379	$704	$1,623

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the equity securities of large-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, as well as stocks of foreign issuers and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges.  The Fund defines large-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 1000® Growth Index at the time of investment.  The Fund emphasizes companies with market capitalizations between $5 billion and $80 billion.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects.  The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.  The Fund seeks a portfolio comprised of companies with one or more of the following attributes:

•	Profitable earnings growth;
•	Leadership positions in an attractive growth market;
•	Sustainable, competitive advantage;
•	Barriers to entry into their business;
•	Well-articulated mission and value-added focus;
•	Financial strength; and
•	Realistic valuation.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.
•	Setting sector limits at the greater of 30% of the Fund’s total assets or double the weighting of the Russell 1000® Growth Index in any one sector, as defined by such index.
•	Typically holding the securities of fewer than 60 companies with exposure to approximately 20 industries.
•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.
•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

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4

Principal Risk

Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Large Capitalization Risks
Large-cap stocks perform differently from, and at times and for extended periods of time worse than, stocks of medium and smaller capitalization companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Foreign Issuer Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and greater fluctuations in price than securities of domestic corporations.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  There is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in certain countries.

Performance
The performance information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table shows the Fund’s average annual returns compared to a broad-based securities market index.  Investor Class performance would  be lower than the Institutional Class shown in the bar chart because expenses of the classes differ.  The information shown assumes reinvestment of dividends and distributions.  Past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

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5

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2009	17.66%
Worst quarter:	4th quarter 2008	-26.49%

Average Annual Total Returns as of December 31, 2009	1 Year	5 Years	Since Inception (September 29, 2000)
Institutional Class
Return Before Taxes	36.27%	-0.91%	-2.55%
Return After Taxes on Distributions	36.18%	-0.99%	-2.62%
Return After Taxes on Distributions and Sale of Fund Shares	23.70%	-0.77%	-2.14%
Investor Class
Return Before Taxes	35.79%	-1.15%	-2.80%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-4.16%

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Douglas E. Guffy	2005	Senior Portfolio Manager for Baird Investment Management and First Vice President of the Advisor
Kenneth M. Hemauer	2006	Director of Research for Baird Investment Management and Senior Vice President of the Advisor

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6

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day in which the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Fund’s distributor, Robert W. Baird & Co. Incorporated, may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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7

Baird MidCap Fund

Investment Objective
The investment objective of the Baird MidCap Fund (the “Fund”) is to provide long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
 (fees paid directly from your investment)
None

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses	1.59%	1.34%
Less Fee Waiver/Expense Reimbursement(1)	-0.49%	-0.49%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%	0.85%
____________________________
(1)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.10% of average daily net assets for the Investor Class shares and 0.85% of average daily net assets for the Institutional Class shares.  In addition, the Advisor has contractually agreed to reimburse fees and expenses incurred by the Fund in connection with its investments in other investment companies, if any, to the extent that such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  Each agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

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8

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$ 112	$454	$819	$1,848
Institutional Class Shares	$ 87	$376	$687	$1,570

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the equity securities of mid-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, as well as stocks of foreign issuers and ADRs that are traded on major U.S. exchanges.  The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects.  The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.  The Fund seeks a portfolio comprised of companies with one or more of the following attributes:

•	Profitable earnings growth;
•	Leadership position in an attractive growth market;
•	Sustainable, competitive advantage;
•	Barriers to entry into their business;
•	Well-articulated mission and value-added focus;
•	Financial strength; and
•	Realistic valuation.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.
•	Setting sector limits at the greater of 30% of the Fund’s total assets or double the weighting of the Russell Midcap® Growth Index in any one sector, as defined by such index.
•	Typically holding the securities of fewer than 60 companies with exposure to approximately 20 industries.
•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.
•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

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9

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Mid-Capitalization Risks
Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies.  Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations.  In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Issuer Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and greater fluctuations in price than securities of domestic corporations.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  There is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in certain countries.

Performance
The performance information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table shows the Fund’s average annual returns compared to a broad-based securities market index.  Investor Class performance would be lower than the performance of the Institutional Class shown in the bar chart because expenses of the classes differ.  The information shown assumes reinvestment of dividends and distributions.  Past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	18.55%
Worst quarter:	4th quarter 2008	-24.90%

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10

Average Annual Total Returns as of December 31, 2009	1 Year	5 Years	Since Inception (December 29, 2000)
Institutional Class
Return Before Taxes	40.90%	1.79%	1.99%
Return After Taxes on Distributions	40.85%	0.52%	1.28%
Return After Taxes on Distributions and Sale of Fund Shares	26.66%	1.51%	1.70%
Investor Class
Return Before Taxes	40.52%	1.52%	1.75%

Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	2.40%	0.52%

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Carla N. Cooper	2008	Senior Portfolio Manager for Baird Investment Management and Managing Director of the Advisor
Charles F. Severson	2000	Senior Portfolio Manager for Baird Investment Management and Senior Vice President of the Advisor

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day in which the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

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11

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Fund’s distributor, Robert W. Baird & Co. Incorporated, may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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12

Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This prospectus describes the Baird LargeCap Fund (“LargeCap Fund”) and Baird MidCap Fund (“MidCap Fund”) (each, a “Fund” and collectively, the “Funds”), two investment portfolios offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objectives
LargeCap Fund
The investment objective of the LargeCap Fund is to provide long-term growth of capital.  Dividend income is a secondary consideration.

MidCap Fund
The investment objective of the MidCap Fund is to provide long-term growth of capital.

Principal Investment Strategies

LargeCap Fund
To achieve its investment objective, the LargeCap Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of large-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, as well as stocks of foreign issuers and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges.  The LargeCap Fund defines large-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 1000® Growth Index at the time of investment.  The LargeCap Fund emphasizes companies with market capitalizations between $5 billion and $80 billion.  As of March 31, 2010, the weighted average and median capitalizations of the companies in the Russell 1000® Growth Index were $___ billion and $___ billion, respectively.  The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Index consists of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index, which in turn consists of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

When analyzing equity securities to be purchased by the LargeCap Fund, the Advisor emphasizes a company’s growth prospects.  The LargeCap Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the LargeCap Fund’s expected return while controlling risk.  The LargeCap Fund seeks a portfolio comprised of companies with one or more of the following attributes:

•	Profitable earnings growth;
•	Leadership positions in an attractive growth market;
•	Sustainable, competitive advantage;
•	Barriers to entry into their business;
•	Well-articulated mission and value-added focus;
•	Financial strength; and
•	Realistic valuation.

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The Advisor applies the following strategies when purchasing securities for the LargeCap Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.
•
Setting sector limits at the greater of 30% of the LargeCap Fund’s total assets or double the weighting of the Russell 1000® Growth Index in any one sector, as defined by such index.  Thus, the LargeCap Fund may be heavily invested in a single sector.  However, a single sector may include numerous subsectors or industries.  The LargeCap Fund may therefore be concentrated in one sector, while being diversified among several industries.

•	Typically holding the securities of fewer than 60 companies with exposure to approximately 20 industries.
•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.
•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

MidCap Fund
To achieve its investment objective, the MidCap Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of mid-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, as well as stocks of foreign issuers and ADRs that are traded on major U.S. exchanges.  The MidCap Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.  As of March 31, 2010, the weighted average and median capitalizations of the companies in the Russell MidCap® Growth Index were $___ billion and $___ billion, respectively.  The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap® Index consists of the 800 smallest companies in the Russell 1000® Index, which represents approximately 31% of the total market capitalization of the Russell 1000® Index. The Russell 1000® Index consists of the largest 1,000 companies in the Russell 3000® Index, which in turn consists of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

When analyzing equity securities to be purchased by the MidCap Fund, the Advisor emphasizes a company’s growth prospects.  The MidCap Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the MidCap Fund’s expected return while controlling risk.  The MidCap Fund seeks a portfolio comprised of companies with one or more of the following attributes:

•	Profitable earnings growth;
•	Leadership position in an attractive growth market;
•	Sustainable, competitive advantage;
•	Barriers to entry into their business;
•	Well-articulated mission and value-added focus;
•	Financial strength; and
•	Realistic valuation.

The Advisor applies the following strategies when purchasing securities for the MidCap Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.
•
Setting sector limits at the greater of 30% of the MidCap Fund’s total assets or double the weighting of the Russell Midcap® Growth Index in any one sector, as defined by such index.  Thus, the MidCap Fund may be heavily invested in a single sector.  However, a single sector may include numerous subsectors or industries.  The MidCap Fund may therefore be concentrated in one sector, while being diversified among several industries.

•	Typically holding the securities of fewer than 60 companies with exposure to approximately 20 industries.
•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.
•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

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For both Funds, the Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration.  Fundamental deterioration occurs when a company is no longer able to achieve the results generally expected by the investment management team due to a specific issue, such as a loss of a key customer or pricing pressure in the industry.

Each Fund will provide its shareholders with at least a 60-day notice of any change in such Fund’s policy to invest at least 80% of its assets in the types of securities suggested by its name. For both Funds, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Foreign Securities and American Depositary Receipts
Each Fund may invest in securities of foreign issuers and ADRs that are traded on a major U.S. exchange.  ADRs are receipts generally issued by U.S. banks or trust companies evidencing ownership of the underlying foreign securities and denominated in U.S. dollars.  Each Fund will limit its investments in ADRs to not more than 15% of its total assets.

Cash or Similar Investments; Temporary Strategies
Under normal market conditions, each Fund may invest up to 20% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit.  In addition, each Fund may invest up to 100% of its total assets in cash or short-term, investment grade securities
as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc., (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

Principal Risks

The main risks of investing in each of the Funds are:

Stock Market Risks
Equity security prices vary and may fall, thus reducing the value of a Fund’s investments.  Certain stocks selected for a Fund’s portfolio may decline in value more than the overall stock market.  In general, the securities of mid-capitalization businesses may be more volatile than those of larger, more established businesses.  U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Funds.

Growth-Style Investing Risks
Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.  Because each Fund focuses on growth-style stocks, a Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

15

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Capitalization Risks
The LargeCap Fund invests primarily in large capitalization stocks which perform differently from, and at times worse than, stocks of medium and smaller capitalization companies.  The MidCap Fund invests primarily in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies.  Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations.  In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.  You should expect that the value of the MidCap Fund’s shares will be more volatile than the value of shares in a fund that invests primarily in large-capitalization companies.

Foreign Issuer Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.  Such securities may also be subject to greater fluctuations in price than securities of domestic corporations.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

The Funds cannot guarantee that they will achieve their respective investment objectives.

Portfolio Holdings Disclosure Policy

Each Fund’s full portfolio holdings (without showing numbers of shares or dollar values) as of month-end and its top ten holdings as of quarter-end are posted on the Company’s website at www.bairdfunds.com no earlier than five business days after month-end and quarter-end, respectively.  The monthly holdings information will remain posted on the website until the end of the following month.  The quarterly top ten holdings information appears in each Fund’s fact sheet, which will remain posted on the website until the end of the following applicable calendar quarter.  Each Fund also files its portfolio holdings as of the end of the first and third fiscal quarters with the SEC on Form N-Q within 60 days after the end of the quarter, and files its portfolio holdings as of the end of the second and fourth fiscal quarters with the SEC on Form N-CSR within 10 days after mailing its annual and semi-annual reports to shareholders.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI and on the Company’s website at www.bairdfunds.com.

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of the Funds set forth in this Prospectus or the Funds’ Statement of Additional Information states a maximum (or minimum) percentage of the Funds’ assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Funds’ acquisition of that investment.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in a Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Funds to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Funds may exceed such percentage limitations from time to time.

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•	Wish to invest for the long-term;
•	Want to realize capital appreciation on investments in equity securities;
•	Are looking for an equity component to their portfolio;
•	Are willing to assume the risk of investing in equity securities; and
•	Have long-term goals such as planning for retirement.

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The Funds are not appropriate for investors who have short-term financial goals.

Before investing in a Fund, you should carefully consider:

•	Your investment goals;
•	The amount of time you are willing to leave your money invested; and
•	The amount of risk you are willing to take.

Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company’s Board of Directors (the “Board”), is responsible for the day-to-day management of the Funds in accordance with each Fund’s respective investment objective and policies.  This includes making investment decisions and buying and selling securities.  Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services, the Advisor receives an annual fee of 0.65% and 0.75% of the average daily net assets of the LargeCap Fund and MidCap Fund, respectively.  The advisory fee is accrued daily and paid monthly.

The Advisor has contractually agreed to waive its fees and/or reimburse each Fund’s total annual fund operating expenses at least through April 30, 2011 to the extent necessary to ensure that the total operating expenses, excluding taxes, brokerage commissions and extraordinary expenses do not exceed:

•	1.00% of the Investor Class’s average daily net assets and 0.75% of the Institutional Class’s average daily net assets for the LargeCap Fund; and

•	1.10% of the Investor Class’s average daily net assets and 0.85% of the Institutional Class’s average daily net assets for the MidCap Fund.

The Advisor is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation.

In addition, the Advisor has contractually agreed to reimburse fees and expenses incurred by each Fund in connection with a Fund’s investments in other investment companies, if any, to the extent that such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  This expense reimbursement agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

After expense waivers, the advisory fee paid to the Advisor for the fiscal year ended December 31, 2009 was equal to 0.00% of the LargeCap Fund’s average daily net assets and 0.26% of the MidCap Fund’s average daily net assets.

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A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Funds’ 2009 annual report.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.  The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans.  As of December 31, 2009, the Advisor had over $__ billion in assets under management.

The Investment Management Team

The individuals listed below are members of the Advisor’s investment management team that manages the Funds’ investments.  No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.  The investment management team is supported by a staff of research analysts, traders and other investment professionals.  Each Fund’s co-managers jointly review and approve the analysts’ recommendations and make the final buy and sell decisions for a Fund.

The Funds’ SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

Douglas E. Guffy
Mr. Guffy co-manages the LargeCap Fund.  He is a Senior Portfolio Manager and First Vice President of the Advisor, having joined Baird Investment Management in April 2004.  Previously, he had been a portfolio manager at American Express Financial Corp.  He also served as a Group Director of Research and a research analyst during his nine years at American Express.  Before joining American Express, he was an equity analyst for Banc One Investment Advisors.  Mr. Guffy earned his B.S. in Economics and Government from Anderson University and his M.B.A. from Ball State University.

Kenneth M. Hemauer, CFA
Mr. Hemauer co-manages the LargeCap Fund.  He is a Senior Vice President of the Advisor and Director of Research for Baird Investment Management.  He joined Baird Investment Management in 2001, after spending seven years as a Senior Analyst in the Equity Research Department of the Advisor.  He received both a B.B.A. degree and an M.S. degree in Finance from the University of Wisconsin-Madison.  He earned the Chartered Financial Analyst designation in 1995.

Carla N. Cooper, CFA
Ms. Cooper co-manages the MidCap Fund.  She is a Senior Portfolio Manager and Managing Director of the Advisor.  In 2005, Ms. Cooper joined Baird Investment Management as a Senior Research Analyst, after serving as a Research Analyst for the Advisor since 1995.  Ms. Cooper received a B.A. degree from Princeton University and an M.B.A. from the Kellogg School of Management at Northwestern University.  She earned the Chartered Financial Analyst designation in 1993.

Charles F. Severson, CFA
Mr. Severson co-manages the MidCap Fund.  He is a Senior Portfolio Manager and Senior Vice President of the Advisor.  He joined the Advisor in 1987 as an Institutional Salesman.  In 1991, Mr. Severson joined Baird Investment Management as a Portfolio Manager.  He has a B.B.A. degree in Accounting and Finance and an M.S. degree in Finance from the University of Wisconsin-Madison.  He earned the Chartered Financial Analyst designation in 1990.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period from the Fund’s last five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions).  The information has been audited by _____, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

	Baird LargeCap Fund – Institutional Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$5.59	$9.33	$8.53	$8.33	$8.13
Income from investment operations:
Net investment income	0.03	0.03	0.02	0.04	0.04 (1)
Net realized and unrealized gains (losses) on investments	1.98	(3.74)	0.80	0.20	0.24
Total from investment operations	2.01	(3.71)	0.82	0.24	0.28
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.04)	(0.08)
Net asset value, end of year	$7.57	$5.59	$9.33	$8.53	$8.33
Total return	36.30%	(39.88%)	9.63%	2.89%	3.39%
Supplemental data and ratios:
Net assets, end of year	$20,741,302	$16,349,025	$27,644,009	$27,442,329	$27,375,626
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets (before waivers)	1.39%	1.17%	1.10%	1.12%	0.93%
Ratio of net investment income to average net assets	0.46%	0.32%	0.25%	0.44%	0.46%
Ratio of net investment income (loss) to average net assets (before waivers)	(0.18%)	(0.10%)	(0.10%)	0.07%	0.28%
Portfolio turnover rate (2)	58.7%	43.0%	72.2%	63.9%	28.6%

(1)      Calculated using average shares outstanding during the year.
(2)      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird LargeCap Fund – Investor Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$5.59	$9.29	$8.50	$8.29	$8.09
Income from investment operations:
Net investment income	0.02	0.00 (1)	0.00 (1)	0.01	0.02 (2)
Net realized and unrealized gains (losses) on investments	1.97	(3.70)	0.79	0.21	0.23
Total from investment operations	1.99	(3.70)	0.79	0.22	0.25
Less distributions:
Distributions from net investment income	(0.02)	―	―	(0.01)	(0.05)
Net asset value, end of year	$7.56	$5.59	$9.29	$8.50	$8.29
Total return	35.80%	(39.94%)	9.29%	2.64%	3.15%
Supplemental data and ratios:
Net assets, end of year	$347,385	$261,198	$740,779	$1,087,948	$2,400,525
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(before waivers)	1.64%	1.42%	1.35%	1.37%	1.18%
Ratio of net investment income toaverage net assets	0.21%	0.07%	0.00%	0.19%	0.21%
Ratio of net investment income (loss) to average net assets (before waivers)	(0.43%)	(0.35%)	(0.35%)	(0.18%)	0.03%
Portfolio turnover rate (3)	58.7%	43.0%	72.2%	63.9%	28.6%

(1)      Amount is less than $0.01.
(2)      Calculated using average shares outstanding during the year.
(3)      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird MidCap Fund – Institutional Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$5.63	$9.62	$9.33	$11.12	$10.91
Income from investment operations:
Net investment income (loss)(1)	0.02	0.01	(0.01)	(0.02)	(0.02)
Net realized and unrealized gains (losses) on investments	2.27	(3.99)	1.99	0.46	0.63
Total from investment operations	2.29	(3.98)	1.98	0.44	0.61
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	―	―	―
Distributions from net realized gains	―	―	(1.69)	(2.23)	(0.40)
Total distributions	(0.02)	(0.01)	(1.69)	(2.23)	(0.40)
Net asset value, end of year	$7.90	$5.63	$9.62	$9.33	$11.12
Total return	36.30%	(41.53%)	20.89%	3.93%	5.56%
Supplemental data and ratios:
Net assets, end of year	$25,513,554	$18,163,034	$36,616,547	$32,057,214	$85,670,669
Ratio of expenses to average netassets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average netassets (before waivers)	1.34%	1.19%	1.11%	1.01%	0.98%
Ratio of net investment income (loss) to average net assets	0.25%	0.06%	(0.06%)	(0.17%)	(0.21%)
Ratio of net investment income (loss) to average net assets (before waivers)	(0.24%)	(0.28%)	(0.32%)	(0.33%)	(0.34%)
Portfolio turnover rate (2)	61.3%	74.0%	72.3%	78.6%	77.4%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird MidCap Fund – Investor Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning ofyear	$5.49	$9.40	$9.17	$10.99	$10.82
Income from investment operations:
Net investment loss (1)	0.00 (2)	(0.02)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gains (losses) on investments	2.21	(3.89)	1.96	0.45	0.62
Total from investment operations	2.21	(3.91)	1.92	0.41	0.57
Less distributions:
Distributions from net investment income	(0.01)	―	―	―	―
Distributions from net realizedgains	―	―	(1.69)	(2.23)	(0.40)
Total distributions	(0.01)
Net asset value, end of year	$7.69	$5.49	$9.40	$9.17	$10.99
Total return	35.80%	(41.70%)	20.61%	3.73%	5.24%
Supplemental data and ratios:
Net assets, end of year	$1,576,880	$1,563,786	$4,783,844	$5,023,621	$4,506,947
Ratio of expenses to average netassets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average netassets (before waivers)	1.59%	1.44%	1.36%	1.26%	1.23%
Ratio of net investment income (loss) to average net assets	0.00%	(0.19%)	(0.31%)	(0.42%)	(0.46%)
Ratio of net investment loss to average net assets (before waivers)	(0.49%)	(0.53%)	(0.57%)	(0.58%)	(0.59%)
Portfolio turnover rate (3)	61.3%	74.0%	72.3%	78.6%	77.4%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) for shares of the Funds, and a member of the Financial Industry Regulatory Authority (“FINRA”).

Rule 12b-1 Plan
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”).  Under the Rule 12b-1 Plan, the Investor Class shares pay the Distributor a fee of 0.25% of their average daily net asset value.  The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales and Networking Programs
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Funds.  Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies.  These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Funds over another investment.  The Distributor will pay compensation under the referral program out of its own resources.  Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds.  Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.

From time to time, the Distributor may also pay brokers, dealers or other financial intermediaries for the provision of certain marketing support and administrative, shareholder and other services on behalf of their clients who are Fund shareholders, including the distribution and marketing of the Funds.  In some circumstances, the Funds may directly pay the intermediary for performing sub-transfer agency and related services provided that the aggregate fee does not exceed what the Funds would pay the transfer agent if the intermediary’s clients were direct shareholders of the Funds.  Any such payments in excess of these limitations will be made from the Distributor’s own resources and will not increase costs to the Funds.  The payments to these firms may vary based on the types of services provided, the level of sales activity and amount of their clients’ assets invested in the Funds.  These payments may influence the broker, dealer or intermediary to recommend a particular Fund, or a particular class of Fund shares, over another investment.  The Distributor may be reimbursed for such payments, if permissible, under the Funds’ Rule 12b-1 Plan.

Description of Classes

Each Fund offers two classes of shares:  Investor Class and Institutional Class.  The classes differ with respect to their minimum investments.  In addition, Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of a Fund attributable to that class.

The Distributor may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares.  Financial institutions will receive 12b-1 fees from the Distributor based upon shares owned by their clients or customers.  The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

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Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”). Shares may be purchased or sold on days in which the New York Stock Exchange (the “NYSE”) is open.  The NYSE is closed most national holidays and Good Friday.  Please refer to the Funds’ SAI for a complete list of the days that the NYSE is closed.

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (currently 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open.  If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
●  The name of the Fund;
●  The dollar amount of shares to be purchased;
●  Purchase application or investment stub; and
●  Check payable to Baird Funds or, if paying by wire,
     receipt of Federal Funds.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

Each Fund’s investments are valued at market value when market quotations are readily available or otherwise at fair value in accordance with pricing and valuation policies and procedures approved by the Board of Directors.  In general, the “fair value” of a security means the amount that a Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157, “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Under the Funds’ pricing and valuation policies and procedures, stocks are generally valued according to market value.  Most stocks held by the Funds are listed on a U.S. exchange, and their market values are equal to their last quoted sales prices (or, for NASDAQ-listed stocks, the NASDAQ Official Closing Prices). If there were no transactions on a particular trading day, stocks will be valued at the average of their most recent bid and asked prices. Investments in short-term money market instruments (i.e., debt securities with remaining maturities of 60 days or less) are generally valued at acquisition cost plus or minus any amortized premium or discount.  Mutual fund shares are valued at their last calculated NAV.  When a market quote for a security is not readily available or deemed to be inaccurate by the Advisor, the Advisor will value the security at “fair value” as determined in accordance with the Funds’ pricing and valuation policies and procedures.  In such instances, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or are deemed to be unreliable, fair value will be determined by the valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class Shares	$1,000 - IRAs $2,500 - all other accounts	$100 $100
Institutional Class Shares	$25,000	No minimum

Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Funds and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).  It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor.  Also, the minimum initial investment amount for Institutional Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third-party platforms.

Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business.  The Funds may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf.  Contracts with these agents require the agents to track the time that purchase and redemption orders are received.  Purchase and redemption orders must be received by the Funds or their authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the USA PATRIOT Act, please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you require assistance when completing your application, please call (toll free) 1-866-44BAIRD.

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If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.  If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance.  The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds.  For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds.  The Funds, the Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Company monitors and enforces its market timing policy through:

•	Regular reports to the Board by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•	Monitoring of trade activity; and

•	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy.  The Funds may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction.  Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing.  However, the Funds, the Advisor, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

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Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll-free at 1-866-44BAIRD to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use the telephone purchase option for your initial purchase of a Fund’s shares.  However, you may call the Funds (toll-free) at
1-866-44BAIRD to open a new account by requesting an exchange into another Baird Fund.  See “Exchanging Shares.”

You may call the Funds (toll-free) at
1-866-44BAIRD to place your order for Fund shares.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail
Make your check payable to “Baird Funds.”  All checks must be in U.S. dollars drawn on U.S. financial institutions.  Forward the check and your application to the address below.  To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares.  If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s).  The Funds will only accept payment by cashier’s check when the cashier’s check is in excess of $10,000.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check.  Make your check payable to “Baird Funds.”  Forward the check and stub to the address below.

By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll-free) 1-866-44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Funds of an incoming wire by calling (toll-free)
1-866-44BAIRD.  Use the following instructions:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

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Automatic Investment Plan
Open a Fund account with one of the other methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-866-44BAIRD.  Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.   If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone
Call the Funds (toll-free) at 1-866-44BAIRD to place the order.  (Note: for security reasons, requests by telephone will be recorded.)  Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem.  The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan
The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Funds (toll-free) at 1-866-44BAIRD to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $50 per period.  Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

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Payment of Redemption Proceeds
You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents.  You may receive the proceeds in one of three ways:

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
●  The name of the Fund;
●The number of shares or the dollar amount of
     shares to be redeemed;
●Signatures of all registered shareholders exactly as
     the shares are registered and, if necessary, with a
     signature guarantee; and
●The account number.

1)
A check mailed to your account’s address.  Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order.  Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request.  A redemption request made within 15 days of an address change will require a signature guarantee.  Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee.   This fee will be deducted from your redemption proceeds for complete redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  The fee is paid to the Transfer Agent to cover costs associated with the transfer.  The Advisor reserves the right to waive the wire fee in limited circumstances.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.  Be sure to have all necessary information from your bank.  Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
A signature guarantee or other acceptable signature verification of each owner is required to redeem shares in the following situations:

•	If you change ownership on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	For written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address request has been received by the Transfer Agent within the last 15 days; and
•	For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

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In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Signature guarantees are designed to protect both you and the Funds from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker-dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC.  Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at            1-866-44BAIRD before making your request to determine what additional documents are required.

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Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to another.  You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class into which you would like to exchange.  Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call the Funds (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt a Fund’s performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively.  See “Your Account—Buying Shares—Market Timing Policy.”  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies

The Funds reserve the right to:

•	Vary or waive any minimum investment requirement.

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•
Reject any purchase or exchange request for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•
Reinvest a distribution check in your account at a Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.

•
Redeem all shares in your account if your balance falls below the Fund’s minimum requirements for the applicable class of shares.  If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

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•
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker-dealer or other financial organization for details.

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Distributions and Taxes

Distributions

Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gains.

Distributions from a Fund’s net investment income are declared and paid annually.  Capital gains, if any, are generally distributed once a year.  It is expected that each Fund’s distributions will be primarily distributions of capital gains.

Each share class determines its net investment income and capital gains distributions in the same manner.  However, because Investor Class shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from a Fund’s net investment income and capital gains will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation
Fund distributions are taxable to most investors (unless your investment is in an individual retirement account or other tax-advantaged account) regardless of whether the distributions are received in cash or reinvested in Fund shares.  Distributions paid by a Fund out of the Fund’s net investment income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income, except to the extent any of the distributions are designated as attributable to “qualified dividends,” as described below.  Distributions from a Fund’s net investment income may be eligible for the corporate dividends-received deduction.

To the extent that a Fund designates a distribution of net investment income to its shareholders as attributable to “qualified dividend” income, the receipt of such income may be eligible for the reduced rate of tax applicable to non-corporate shareholders on net long-term capital gains.  If a Fund has gross income (excluding net capital gains) of which more than 95% was qualified dividends, all of that Fund’s distributions attributable to net investment income will be eligible for the lower rates on qualified dividends.  Certain holding period requirements also must be satisfied by both a Fund and the shareholder to obtain qualified dividend treatment.  Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time a shareholder has owned Fund shares.

A distribution from a Fund’s net investment income or capital gains declared by the Fund in October, November or December, but paid during January of the following year, will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital.  Investors considering buying shares just prior to a distribution of a Fund’s net investment income or capital gains should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

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Shareholders will be advised annually as to the federal tax status of all distributions made by each Fund for the preceding year.  Distributions by the Funds may also be subject to state and local taxes.  Please note that distributions of both net investment income and capital gains are taxable even if reinvested.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

Additional tax information may be found in the SAI.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

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BAIRD FUNDS, INC. PRIVACY POLICY

This disclosure is being made pursuant to Regulation S-P concerning the Funds’ privacy policy.  It is our policy to protect the privacy and security of your personal and financial information.  We treat your information as confidential and recognize the importance of protecting access to it.

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We may collect and maintain the following personal information about you:

•
Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

We do not sell any of your information to third parties.  We do not disclose any nonpublic personal information about you to nonaffiliated third parties, except as requested or authorized by you, as necessary to process a transaction or service an account, as requested by regulatory authorities or as otherwise permitted or required by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  We may also provide your name and address to third party service providers who send account statements and other Fund-related materials to you.  We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus.

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For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide information regarding the Funds’ financial reports and portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-44BAIRD or by writing to:

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Funds’ prospectuses, SAI and the annual and semi-annual reports are also available, free of charge, on the Funds’ website at www.bairdfunds.com.

You may write to the SEC’s Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC’s Public Reference Room and review and copy documents while you are there.  For more information about the operation of the SEC’s Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. 811-09997

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BAIRD FUNDS, INC.
Statement of Additional Information

Baird LargeCap Fund
(Investor Class: BHGSX)
(Institutional Class: BHGIX)

Baird MidCap Fund
(Investor Class: BMDSX)
(Institutional Class: BMDIX)

May 1, 2010

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2010 of the Baird LargeCap Fund and the Baird MidCap Fund (each a “Fund” and collectively the “Funds”).  Each Fund is a series of Baird Funds, Inc. (the “Company”).  This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus.  Copies of the Funds’ Prospectus may be obtained, free of charge, by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling (toll-free) 1-866-44BAIRD, or on the Fund’s website at www.bairdfunds.com.  You should read this SAI together with the Prospectus and retain it for further reference.

The Funds’ audited financial statements for the year ended December 31, 2009 are incorporated herein by reference to the Funds’ 2009 Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Funds (toll-free) at 1-866-44BAIRD.

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B-2

BAIRD FUNDS, INC.

The Company is an open-end, diversified management investment company.  Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000.  The Company is authorized to issue shares of common stock in series and classes.  Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class.  The Company also offers five fixed income funds and one equity fund that are described in separate Prospectuses and SAIs.

INVESTMENT STRATEGIES AND RISKS

General Information Regarding the Funds

Robert W. Baird & Co. Incorporated (the “Advisor”) may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, options and stock purchase rights (“equity securities”).

Note on Percentage Limitations

Whenever an investment objective, policy or strategy of a Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

Ratings.  The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) and other nationally recognized statistical rating organizations represent their opinions as to the quality of debt securities.  Investment grade securities are securities that are of medium to high-quality and are rated in any of the four highest long-term credit rating categories by at least one nationally recognized statistical rating organization (e.g., BBB or above by S&P, BBB or above by Fitch or Baa or above by Moody’s).  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

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B-3

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Advisor will consider such an event in determining whether a Fund should continue to hold the security.

Securities Lending.  The Funds may lend their portfolio securities to unaffiliated domestic broker-dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned.  The Funds lend their portfolio securities in order to increase their return because of the interest and other income the Funds can earn from investing the collateral.  During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral.  Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under “Money Market Instruments,” or any combination thereof.  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.  When a Fund lends its securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations.  A Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may loose on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  Dividends received by a Fund on the loaned securities are not treated as “qualified dividends” for tax purposes.  Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

The Funds have engaged in securities lending activity since 2006 through FAF Advisors, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator, which serves as securities lending agent and receives a fee for such service.  Investments of the cash collateral received from borrowers of the Funds’ securities are made by FAF Advisors, Inc. in accordance with applicable guidelines.  The Funds have policies and procedures designed to ensure that securities are loaned only to qualified borrowers, that investments of the cash collateral are consistent with applicable guidelines, that the amount of cash collateral received is at least equal to the market value of the securities on loan (which are marked to market on a daily basis), and that the loans can be called on demand.

A few of the investments of the cash collateral made by the Funds’ securities lending agent have experienced unrealized losses.  Those securities consist of asset-backed commercial paper originally issued by the KKR Atlantic Funding Trust (now called the Atlantic East Funding, LLC) and shares of the Reserve Primary Fund, which are priced at fair value by the Valuation Committee of the Advisor.  As of March 31, 2010, the fair value of the Funds’ interests in Atlantic East Funding LLC and Reserve Primary Fund together represented ___% and ___% of the total net assets of the LargeCap Fund and MidCap Fund, respectively.  The Funds have obtained agreements from the Funds’ transfer agent and administrator (and/or certain of its affiliates) to cover losses on these investments up to certain amounts.  In addition, from July 2008 through January 2009, the Funds reserved the income they receive from securities lending activity in order to protect against further losses on these investments; however, the amounts reserved during this period were recognized as income and distributed in 2009.

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B-4

Money Market Instruments. The Funds may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less.  These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase.  The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time A-1 by S&P, Prime-1 by Moody’s or a similar short-term credit rating by another nationally recognized statistical rating organization.  In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.

The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time.  The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.  If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.  The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

Repurchase Agreements.  The Funds may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”).  During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price.  Default or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.  The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository.  Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).

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Investment Companies and Index-Based Investments.  The Funds may invest from time to time in securities issued by other investment companies within the limits prescribed by the 1940 Act.  These investment companies may include money market mutual funds, exchange-traded funds and other mutual funds.  The Funds typically invest in money market mutual funds when the stock markets are expected to decline or when attractive equity investments are otherwise unavailable.  A Fund may acquire exchange-traded funds and other mutual funds as a means of investing cash temporarily in instruments that may generate returns comparable to the Fund’s benchmark index.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

The Funds may invest in investment companies or vehicles (such as exchange traded funds) that seek to track the composition and performance of a specific index.  For example, without limitation, the LargeCap Fund may invest in iShares Russell 1000 Growth Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P Index Fund or SPDR S&P 500 ETF; and the MidCap Fund may invest in iShares Russell Midcap Growth Index Fund, iShares Russell Midcap Index Fund, iShares S&P MidCap 400 Growth Index Fund or iShares S&P MidCap 400 Index Fund.  Investments in index-based investments are subject to the same risks as investments in the securities that comprise the index.  Accordingly, the market price of index-based investments fluctuates in relation to changes in the value of the underlying portfolio of securities.

U.S. Government Obligations.  The Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also invest in other securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), commonly referred to as “Fannie Mae”, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), commonly referred to as “Freddie Mac”, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.  No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  For instance, securities issued by GNMA are supported by the full faith and credit of the United States, while securities issued by FNMA and FHLMC are supported only by the discretionary authority of the U.S. government.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, a newly created independent regulator.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as those listed above, no assurance can be given that it will always do so.

Borrowings and Reverse Repurchase Agreements.  The Funds may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements. If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities.  As a result, a Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off.  The Funds have established a line of credit with their custodian bank by which each Fund may borrow money for temporary or emergency purposes.

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Reverse repurchase agreements are considered to be borrowings under the 1940 Act.  At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), the Fund will place in a segregated custodial account U.S. government securities or other liquid securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such value is maintained.  Reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Fund.

Preferred Stocks.  The Funds may invest in preferred stocks.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.  The Funds will limit their investments in preferred stock to no more than 5% of their respective net assets.

When-Issued Purchases, Delayed Delivery and Forward Commitments.  The Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the market value of a Fund’s net assets will fluctuate to a greater degree when portfolio securities are set aside to cover such purchase commitments than when cash is set aside.  In the case of a forward commitment to sell portfolio securities, a Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.  When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases, a Fund may realize capital gains or losses.

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When the Funds engage in when-issued, delayed delivery and forward commitment transactions, the Funds rely on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities the Fund committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Options Trading.  The Funds may purchase put and call options.  Option purchases by a Fund will not exceed 5% of the Fund’s net assets.  Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation.  This is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.

However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.  In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option.  The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Advisor.  Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction.  The Funds bear the risk that the broker-dealer will fail to meet its obligations.  There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position.  Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index.  Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

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The Funds may purchase put options on portfolio securities at or about the same time that the Funds purchase the underlying security or at a later time.  By buying a put, a Fund limits the risk of loss from a decline in the market value of the security until the put expires.  Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.  Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security.  A call option may also be purchased to increase a Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.  Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by a Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.  In addition, the Funds may sell covered call options listed on a national securities exchange.  Such options may relate to particular securities or to various indices.  A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund.  A call option on an index is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value.  A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The aggregate value of a Fund’s assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

A Fund’s obligations under a covered call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written.  Such a purchase does not result in the ownership of an option.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms.  The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option.  A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.  A Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.  Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.  The use of covered call options will not be a primary investment technique of the Funds.  When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities.  The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written.  The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices.  If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated.  Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period.  If a covered call option on a security is exercised, a Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market.  In either event, the proceeds of the sale will be increased by the net premium originally received, and a Fund will realize a gain or loss.  Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

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As noted previously, there are several risks associated with transactions in options on securities and indices. These risks include (i) an imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures Contracts and Related Options.  The Advisor may determine that it would be in the best interest of a Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which the Fund intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective equity index or to reduce transaction costs.  For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  No physical delivery of the underlying stocks in the index is made.

A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included.  Some stock index futures contracts are based on broad market indexes, such as the S&P 500 Index or the New York Stock Exchange Composite Index.  In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the S&P 100 Index or indexes based on an industry or market segment, such as oil and gas stocks.  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”).  Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

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The Funds may sell index futures contracts. The Funds may do so either to hedge the value of their portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold.  Conversely, the Funds may purchase index futures contracts.  In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize index futures contracts in anticipation of changes in the composition of their portfolio holdings.  For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group.  The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if a Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

Successful use of futures by the Funds is also subject to the Advisor’s ability to correctly predict movements in the direction of the market.  For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because the Fund will have approximately equal offsetting losses in its futures positions.  In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market.  A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract.  Initially, in accordance with the terms of the exchange on which such futures contract is traded, a Fund may be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract.  This amount is known as initial margin.  The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied.  Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

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The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out.   Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

In connection with a futures transaction, unless the transaction is covered in accordance with the Securities and Exchange Commission (the “SEC”) positions, a Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid securities equal to the entire amount at risk (less margin deposits) on a continuous basis.  The Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market).  In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.  Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities.  In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract.  Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

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The Funds intend to limit their transactions in futures contracts and related options so that not more than 5% of a Fund’s respective net assets are at risk.

American Depositary Receipts (“ADRs”).  The Funds may invest in sponsored ADRs.  ADRs are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency.  The underlying security may be subject to foreign government taxes which would reduce the yield on such securities.  Investments in ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.  Such securities may also be subject to greater fluctuations in price than securities of domestic corporations.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

While “sponsored” and “unsponsored” ADR programs are similar, there are differences regarding ADR holders’ rights and obligations and the practices of market participants.  A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility.  Holders of unsponsored ADRs generally bear all the costs of the ADR facility.  The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depositary and the underlying issuer through a deposit agreement.  The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders.  With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees.  Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer’s request.

Temporary Strategies

In limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor may invest up to 100% of a Fund’s total assets in cash or similar investments (such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit).  When a Fund takes a temporary position, the Fund may not achieve its investment objective.

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Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short-term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of a Fund.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent short-term capital gains are realized, distributions attributable to such gains will be taxed at ordinary income rates for federal income tax purposes.  The table below shows the portfolio turnover rate for each Fund for the fiscal years ended December 31, 2009, 2008 and 2007.

Portfolio Turnover Rate
	2009	2008	2007
LargeCap Fund	58.7%	43.0%	72.2%
MidCap Fund	61.3%	74.0%	72.3%

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INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities.  A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

Each Fund:

1.           May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.           May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets.  The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3.           May not issue senior securities, except as permitted under the 1940 Act.

4.           May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

5.           May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.           May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

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7.           May not purchase the securities of any issuer if, as a result, more than 25%  of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.           May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Funds to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.

With respect to Fundamental Investment Limitation No. 7, each Fund defines “industry” in accordance with the Global Industry Classification Standards (“GICS”), an industry classification system developed by S&P in collaboration with Morgan Stanley Capital International (“MSCI”).  GICS is comprised of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries.  A company is assigned to a single GICS sub-industry according to the definition of its principal business activity as determined by S&P and MSCI.  Revenues are a significant factor in defining principal business activity; however, earnings analysis and market perception are also important criteria for classification.  Each Fund may be concentrated in a sector but will not be concentrated in any industry.

Non-Fundamental Investment Limitations

The following are the Funds’ non-fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

Each Fund may not:

1.           Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.           Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.           Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4.           Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5.           Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

6.           Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60-day notice.

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Each Fund’s non-fundamental investment policies listed above may be changed with the approval of the Board.  Unless noted otherwise, if a percentage restriction set forth in the Funds’ Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

NET ASSET VALUE

Shares of the Funds are sold on a continual basis at the net asset value (“NAV”) next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).

The NAV per share for each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (currently, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividend accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class.  The result, rounded to the nearest cent, is the NAV per share.

When determining NAV, expenses are accrued and applied daily.  Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange (including NASDAQ) for which there were no transactions on a given day, and securities not listed on a national securities exchange (including NASDAQ), are valued at the average of the most recent bid and asked prices.  Debt securities are generally valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated NAV.  Any securities or other assets for which market quotations are not readily available or are not priced by an independent price service are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board.  In accordance with such procedures, the Advisor may use broker quotes or obtain prices from an alternative independent pricing service or, if the broker quotes or prices from an alternative independent prices service are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account relevant factors and available information.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

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The calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 p.m. Central time, and at other times, may not be reflected in the calculation of NAV of the Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services. Broker-dealers and other financial intermediaries may be paid by the Advisor, the Distributor or the Funds for advertising, distribution or shareholder services.  These payments may be in addition to any amounts paid by the Funds under the distribution and shareholder securities plan adopted by the Board (see “Distribution Plan” below).  Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided.  Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.  The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right.  Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.  The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind.  The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in assets other than cash.

Involuntary Redemptions.  In addition to the situations described in the Funds’ Prospectus under “General Transaction Policies,” a Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus.

Exchange Privilege. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine.  The Transfer Agent’s records of such instructions are binding.  The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Shares in a Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt.  Shares of the new fund into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments.  Exchanges of shares will be available only in states where they may legally be made.

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Automatic Investment Plan.  The Investor Class and Institutional Class shares of the Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly or quarterly basis ($100 minimum per transaction).  Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month or quarter and applies the amount to the purchase of Fund shares.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals.  This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices.  In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends.  Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market.  In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan.  The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments.  Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus.  For further information about this form of payment, contact the Funds (toll-free) at
1-866-44BAIRD.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

Individual Retirement Accounts (Investor Class Only).  The Company has a plan (the “Traditional IRA”) for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving.  However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her non-working spouse under age 70 ½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income.  For 2010, a single individual with adjusted gross income of up to $120,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $177,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

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The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only).  The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”).  If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”).  Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA.  The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation.  Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds.  Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll-free) at 1-866-44BAIRD.  The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation.  The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of eight series (two of which are listed below) (each, a “series” or “Fund”).  Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth next to its Fund name in the table below:

Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	LargeCap Fund	Indefinite
Institutional Class		Indefinite

Investor Class	MidCap Fund	Indefinite
Institutional Class		Indefinite

The remaining series of common stock representing interests in six other separate investment portfolios are described in separate SAIs.  The Board may classify or reclassify any particular class of shares into one or more additional series or classes.  Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of investment income and capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation.  However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder services plan (see “Distribution Plan”, below).

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ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes.  If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a corporation, although corporate shareholders could be eligible for the dividends received deduction.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Funds are managed under the direction of the Board.  The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or other applicable law.

Board Leadership Structure

The Board is comprised of four Independent Directors – John W. Feldt, Frederick P. Stratton, Jr., Maryln J. Spear and G. Frederick Kasten, Jr. – and one Interested Director – Cory L. Nettles.  Mr. Kasten, an Independent Director, serves as Chairman of the Board.  The Board has established two standing committees – the Audit Committee and the Nominating Committee.  Mr. Feldt, an Independent Director, serves as Chairman of the Audit Committee.  The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below.  The Board reviews its leadership structure regularly.  The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board’s role is one of oversight rather than management.  The Board’s committee structure assists with this oversight function.  The Board’s oversight extends to the Funds’ risk management processes.  Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Advisor reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole.  The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

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The Board has appointed the CCO who reports directly to the Independent Directors and who participates in the Board’s regular meetings.   In addition, the CCO presents an annual report to the Board in accordance with the Funds’ compliance policies and procedures.  The CCO, together with the Company’s Secretary, regularly discusses risk issues affecting the Company during Board meetings.  The CCO also provides updates to the Board on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or representatives of the Advisor’s legal department report to the Board in the event any material risk issues arise in between Board meetings.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table.    Each officer and Director holds the same positions with the Company and each Fund.

Independent Directors
Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John W. Feldt c/o University of Wisconsin Foundation 1848 University Avenue Madison, WI 53705 Age: 67	Independent Director	Indefinite; Since September 2000	Retired; Senior Vice President-Finance, University of Wisconsin Foundation (1985-2006); Vice President-Finance, University of Wisconsin Foundation (1980-1985); Associate Director, University of Wisconsin Foundation (1967-1980)	8	Director of Thompson Plumb Funds, Inc., a mutual fund complex (3 portfolios); Trustee of Nakoma Mutual Funds, a mutual fund complex (1 portfolio)
Frederick P. Stratton, Jr. 10134 N. Port Washington Road, #2B Mequon, WI 53092 Age: 70	Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003; Chairman of the Board, Briggs & Stratton Corporation (2001-2002); Chairman and CEO, Briggs & Stratton Corporation (1986-2001)	8	Director of Weyco Group, Inc., a men’s footwear distributor; Director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC

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Marlyn J. Spear, CFA P. O. Box 530 500 Elm Gove Road Elm Grove, WI 53122 Age: 56	Independent Director	Indefinite; Since January 2008	Chief Investment Officer, Building Trades United Pension Trust Fund, since July 1989; Investment Officer, Northwestern Mutual Financial Network (1988-1989); Assistant Vice President, Firstar Trust Company (1978-1987); Financial Analyst, Harco Holdings, Inc. (1976-1978)	8	Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex (1 portfolio)
G. Frederick Kasten, Jr. 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 70	Independent Director and Chairman	Indefinite; Since September 2000	Retired; Chairman, the Advisor (January 2000-December 2005); Chairman and CEO, the Advisor (January 1998-January 2000); President, Chairman and CEO, the Advisor (June 1983-January 1998); President, the Advisor (January 1979-January 1983)	8	Director of Regal-Beloit Corporation, a manufacturing company

Interested Director
Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Cory L. Nettles* Generation Growth Capital, Inc. 411 East Wisconsin Avenue, Suite 1710 Milwaukee, WI 53202 Age: 39	Interested Director	Indefinite, Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm, since January 2005; Secretary, Wisconsin Department of Commerce (January 2003- January 2005)	8	Director of Weyco Group, Inc., a men’s footwear distributor; Director of The PrivateBank, a financial institution
* Mr. Nettles is considered an “interested person” of the Company (as defined in the 1940 Act) because of his association with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate, trademark and miscellaneous securities related matters that did not relate to the Company or the Funds.

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Officers
Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary Ellen Stanek 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 53	President	Re-elected by Board annually; Since September 2000	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000
Charles B. Groeschell 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 56	Vice President	Re-elected by Board annually; Since January 2010	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000
Todd S. Nichol 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 47	Vice President and Chief Compliance Officer	Re-elected by Board annually; Since August 2004
Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice President, the Advisor (January 2004-January 2005)

Russell P. Schwei 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 50	Vice President	Re-elected by Board annually; Since September 2000	Director of Operations, the Advisor since July 1992; Managing Director, the Advisor since January 1997
Leonard M. Rush 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 63	Treasurer	Re-elected by Board annually; Since September 2000	Chief Financial Officer, the Advisor since January 2000
Charles M. Weber 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 46	Secretary	Re-elected by Board annually; Since September 2005
Managing Director, the Advisor since January 2009; Senior Vice President, the Advisor (July 2005 – December 2008); Associate General Counsel, the Advisor since July 2005; Partner, Quarles & Brady LLP, a law firm (October 1998-June 2005)

Laura E. Piotrowski 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 40	Assistant Treasurer	Re-elected by Board annually; Since August 2007	Managing Director, the Advisor since January 2008; Senior Vice President, the Advisor (January 2003- December 2007); Controller, the Advisor since January 2003
John R. Sokolowski 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 34	AML Compliance Officer	Re-elected by Board annually; Since March 2009
AML Compliance Officer, the Advisor since March 2009; Internal Auditor, the Advisor (December 2006 - March 2009); Accounting Analyst, UMB Fund Services (December 2005 – December 2006); United States Air Force (July 2001 – December 2005)

Bret T. Reese 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 40	Assistant Secretary	Re-elected by Board annually; Since August 2006
First Vice President, the Advisor since January 2009; Vice President, the Advisor (June 2005 – December 2008); Associate General Counsel, the Advisor since June 2005; Senior Financial Analyst, the Advisor (August 2004-June 2005)

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

John W. Feldt.  Mr. Feldt has served as a Director of the Company since September 2000.  He also serves as an independent director of Thompson Plumb Funds, Inc., a mutual fund complex with three portfolios, and an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio.  While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President-Finance from 1985 to 2006, as Vice President-Finance from 1980 to 1985 and as Associate Director from 1967-1980.  Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.

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Frederick P. Stratton, Jr.  Mr. Stratton has served as a Director of the Company since May 2004.  He also serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC.  Mr. Stratton has served as Chairman Emeritus of Briggs & Stratton Corporation, a manufacturing company, since 2003.  At Briggs & Stratton Corporation, he also served as Chairman from 2001 to 2002 and Chairman and CEO from 1986 to 2001.  While at Briggs & Stratton Corporation, Mr. Stratton had management responsibilities for the company’s retirement trust assets.  In addition, prior to joining Briggs & Stratton Corporation, he spent eight years as an investment analyst and was a CFA charterholder.  Through his board experience with mutual funds and public companies and his business experience, Mr. Stratton is experienced with financial, accounting, regulatory and investment matters.

Marlyn J. Spear, CFA.  Ms. Spear has served as a Director of the Company since January 2008.  She serves as Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex with one portfolio.  Ms. Spear has served as Chief Investment Officer of the Building Trades United Pension Trust Fund since July 1989.  She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978.  Ms. Spear has earned the Chartered Financial Analyst designation.  Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

G. Frederick Kasten, Jr.  Mr. Kasten has served as a Director and Chairman of the Company since September 2000.  He serves as an independent director of Regal-Beloit Corporation, a manufacturing company.  Mr. Kasten has held numerous positions with the Advisor including Chairman from January 2000 to December 2005, Chairman and CEO from January 1998 to January 2000, President, Chairman and CEO from June 1983 to January 1998, and President from January 1979 to January 1983.  Through his board experience with mutual funds and public companies and his business experience, Mr. Kasten is experienced with financial, accounting, regulatory and investment matters.

Cory L. Nettles.  Mr. Nettles has served as a Director of the Company since January 2008.  He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and The PrivateBank, a financial institution.  Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since March 2007.  He is also Of Counsel at Quarles & Brady LLP, a law firm, since January 2005.  Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from January 2003 to January 2005.  Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

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Board Committees

The Board has two standing committees — an Audit Committee and a Nominating Committee.  The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi-annually.  During the fiscal year ended December 31, 2009, the Audit Committee met two times.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary.  During the fiscal year ended December 31, 2009, the Nominating Committee did not meet.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Nominating Committee.  The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders.  Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

A Valuation Committee, which is not comprised of members of the Board, was established by the Board.  The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Funds when market prices are not readily available or prices are not otherwise provided by a third-party pricing service approved by the Board or an independent dealer, after considering all relevant factors.  The Valuation Committee’s fair value determinations are subsequently reported to the Board. The Valuation Committee meets as necessary when a price is not readily available.  During the fiscal year ended December 31, 2009, the Valuation Committee met twelve times.  The Valuation Committee consists of: Leonard M. Rush, Treasurer; Mary Ellen Stanek, President; Laura E. Piotrowski, Assistant Treasurer; Patrick S. Lawton, Managing Director of the Advisor; Mark A. Roble, Managing Director of the Advisor; Jay E. Schwister, Senior Vice President of the Advisor; Gary A. Elfe, Managing Director of the Advisor; and Todd A. Nichol, Chief Compliance Officer.

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Board Compensation

With respect to fiscal 2009, each Director received an annual fee of $30,000, plus $2,500 per Board meeting attended ($1,250 per meeting attended by telephone) and reimbursement of travel and related expenses.  For 2010, the Directors will receive an annual fee of $40,000 plus $5,000 per meeting attended in person (or $2,500 per meeting attended by telephone).  In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings.  Committee members do not receive compensation for committee meetings attended.  Officers of the Funds receive no compensation or expense reimbursement from the Funds or the Advisor for serving in such capacity, except that the Advisor pays compensation to Todd S. Nichol for his services as Chief Compliance Officer of the Funds.  Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.  For the fiscal year ended December 31, 2009, the Directors received the following compensation:

	Aggregate Compensation from Funds		Pension or Retirement Benefits Accrued as	Estimated Annual Benefits	Total Compensation from Funds and Fund Complex
Name of Director	LargeCap Fund	MidCap Fund	Part of Fund Expenses	Upon Retirement	Paid to Directors(1)
John W. Feldt	$___	$__	$0	$0	$___
G. Frederick Kasten, Jr.	$___	$__	$0	$0	$___
Marlyn J. Spear	$___	$__	$0	$0	$___
Frederick P. Stratton, Jr.	$___	$__	$0	$0	$___
Cory L. Nettles	$___	$__	$0	$0	$___

 (1) Compensation shown in the above table this column represents compensation paid directly by the Funds and the Riverfront Long-Term Growth Fund (a series of the Company discussed in a separate SAI).  For fiscal 2009, compensation received by the Directors for overseeing all series of the Company, including the other funds within the Fund Complex (not discussed in this SAI), totaled $___ for John W. Feldt, $___ for G. Frederick Kasten, Jr., $___ for Marlyn J. Spear, $___ for Frederick P. Stratton, Jr., and $___ for Cory L. Nettles.  Of the total amount paid to Directors, $___ was paid by the Advisor and the remainder ($___) was paid directly by the Funds and the Riverfront Long-Term Growth Fund.

Board Ownership of the Funds

As of December 31, 2009, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Director	LargeCap Fund	MidCap Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John W. Feldt	None	Over $100,000	Over $100,000
Marlyn J. Spear	None	None	$50,001 - $100,000
Frederick P. Stratton, Jr.	$50,001 - $100,000	Over $100,000	Over $100,000
G. Frederick Kasten, Jr.	None	None	Over $100,000
Cory L. Nettles	None	$1- $10,000	$10,001- $50,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds as of March 31, 2010:

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LargeCap Fund

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
Princor Financial Services FBO Principal Financial Group Omnibus Account 711 High Street Des Moines, IA 50392-0001	Institutional	____	___%
Robert W. Baird & Co. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	___	___%
Stifel Nicolaus & Company, Inc. 1 Financial Plaza 501 N. Broadway Saint Louis, MO 63102-2131	Investor	___	___%
First Trust National Association Trustee FBO Thomas H. Buestrin 120 Bishops Way, Suite 100 Brookfield, WI 53005-6271	Investor	___	___%
Barbara H. Mullett N57W30850 Lakewood Drive Hartland, WI 53029-9304	Investor	___	___%
Robert W. Baird & Co. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Investor	___	___%

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MidCap Fund

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
Regents of the University of Colorado 1800 Grant Street, Suite 600 Denver, CO 80203-1185	Institutional	___	__%
Robert W. Baird & Co. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	___	__%
Princor Financial Services FBO Principal Financial Group Omnibus Account 711 High Street Des Moines, IA 50392-0001	Institutional	___	__%
Stifel Nicolaus & Co, Inc. 1 Financial Plaza 501 N. Broadway Saint Louis, MO 63102-2131	Investor	___	__%
Robert W. Baird & Co. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Investor	___	__%
Associated Trust Company FBO Milwaukee Public Museum Inc. PO Box 22037 Green Bay, WI 54035-2037	Investor	___	__%
Charles Schwab & Co. Inc. For the Sole Benefit of its Customers 101 Montgomery Street San Francisco, CA 94104-4151	Investor	___	__%

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Any person that beneficially owns more than 25% of the outstanding shares of a Fund or a Class may be considered a “controlling person” of such Fund or Class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

As of March 31, 2010, the officers and Directors of the Company did not own any Investor Class shares of the Funds.  The officers and Directors as a group owned __% and __% of the outstanding Institutional Class shares of the LargeCap Fund and MidCap Fund, respectively, as of March 31, 2010.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions.  Accordingly, the cost of transactions may vary among different brokers.  With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interests.

The investment advisory agreement between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates.  In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis.  In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Agreement authorizes the Advisor to cause the Funds to pay commissions for research and brokerage services, a practice commonly referred to as “soft dollars.”  The Advisor has adopted a soft dollar policy requiring it to undertake a three-step analysis to determine whether a research product or service falls within the Section 28(e) safe harbor.  First, the Advisor must determine whether the product or service constitutes eligible research services under Section 28(e).  Second, the Advisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Advisor’s investment decision-making responsibilities.  Third, the Advisor must make a good faith determination that the amount of the commissions paid by the Funds and other clients of the Advisor is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.

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The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Advisor in performing its investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets.  Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software; financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content.  The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer.  The Advisor has determined that all of the research products and services purchased through the use of commissions paid out of the Funds’ and other clients’ accounts constitute eligible research services under Section 28(e), and provide lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities with respect to those accounts.

Historically, all of the brokerage commissions paid by the Funds have been paid to brokers and dealers who have provided research services to the Advisor.  The brokerage commissions on stock trades have amounted to an average of $.05 per share.  The Advisor believes that the brokerage commissions paid by the Funds have been reasonable in light of the quality of the execution and research services received.  The Advisor generally does not have any directed brokerage or other formal arrangements with brokers or dealers under which the Advisor directs or specifically allocates a certain level of trading activity.  Rather, various portfolio managers and research analysts employed by the Advisor regularly cast votes for broker-dealers based on the nature and quality of the research services they provide, and the Advisor’s managed account trading desk takes those votes into consideration, as part of the Advisor’s obligation to seek best execution, in selecting brokers and dealers to execute portfolio transactions for the Funds and the Advisor’s other managed accounts.  However, in the case of research services currently provided by International Strategy & Investment Group (“ISI”), the Advisor attempts to provide a specific level of annual commissions to a particular broker-dealer as consideration for the receipt of such services.  The services provided by ISI involve third party research data, reports and analyses on economic and market trends at a budgeted annual commission level of $40,000.  These commissions may be paid by the Funds and other accounts managed by the Advisor.  During the fiscal year ended December 31, 2009, pursuant to this arrangement with ISI, the Large Cap Fund paid total brokerage commissions of $___ on transactions with a principal value of $_____; and the MidCap Fund paid total brokerage commissions of $___ on transactions with a principal value of $____.   In addition, the Advisor has two arrangements involving the use of brokerage commissions to pay for research services provided by third party research firms.  Under an arrangement with QSG Research (“QSG”), QSG provides quantitative data that ranks companies based on revenue growth, cash flow growth, earnings momentum, growth sustainability and dividend growth.  The cost of QSG’s research is $25,000 per year.  Under an arrangement with Market Trends Investors (“MTI”), MTI provides research and analysis on macroeconomic conditions, trends and movements, sector trend and rotation analyses and weekly communications with and direct access upon request to MTI analysts. The cost of MTI’s research is $30,000 per year.  The Advisor pays for a portion of MTI’s research in hard dollars.  The Advisor pays for the research provided by each of QSG and MTI not paid by the Advisor in hard dollars by placing trades with a broker-dealer (currently, BNY Convergex is used) that takes responsibility for paying QSG and MTI.  The broker-dealer allocates $0.035 for each $0.05 in commissions paid by the Funds and other accounts managed by the Advisor toward payment for these research services.

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Some broker-dealers indicate the amount of commissions they expect to receive in exchange for the provision of a particular research service.  Although the Advisor does not agree to direct a specific amount of commissions to a firm in that circumstance, it maintains an internal procedure to identify the broker-dealers that provide the Advisor with research services and the value of those research services, and seeks to direct sufficient commissions to ensure the continued receipt of research services it feels are valuable.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds.  The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds.  Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares.  The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act), acting as principal.  However, pursuant to SEC rules, the Funds may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis.  To date, the Funds have not done so.  The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.

The Advisor manages numerous accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds.  The Advisor allocates investment opportunities across the Funds and its other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others.  In making investment allocations, the Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.  The Funds generally do not invest in initial public offerings of equity securities, so allocations of new issues are usually not required.

The Advisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds.  The Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices.  However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts.  Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements.  Each account participating in an aggregated order will receive the same average price.

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For the Fiscal years ended December 31, 2009, 2008 and 2007, the following brokerage commissions were paid by the Funds, and all of those commissions were paid to brokers and dealers that provided research services to the Advisor:

	December 31, 2009	December 31, 2008	December 31, 2007
LargeCap Fund	$35,500	$28,465	$45,706
MidCap Fund	$48,770	$76,423	$71,803

The Funds did not pay any commissions to brokers who were affiliated with the Funds or the Advisor during the past three fiscal years.

The Funds did not acquire any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) during fiscal 2009, except for the LargeCap Fund which held 11,209 shares of JPMorgan Chase & Co. ($467,079) as of December 31, 2009.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Pursuant to an Investment Advisory Agreement dated September 29, 2000, as amended (the “Advisory Agreement”), Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI  53202, furnishes continuous investment advisory services and management to the Funds.  The Advisor is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919.

Baird Financial Corporation, a holding company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of the Advisor.  Baird Holding Company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of Baird Financial Corporation.  Employees of the Advisor own substantially all of the outstanding stock of Baird Holding Company.

The Advisory Agreement is required to be approved annually (a) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board or by the vote of the shareholders.  The Advisory Agreement was most recently approved by the Independent Directors on August 20, 2009.  The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice.  The Advisory Agreement will continue in effect, unless sooner terminated, for successive one-year periods so long as it is approved annually.  In the Advisory Agreement, the Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities.  These expenses do not include the cost of securities and other investments purchased or sold for a Fund and do not include brokerage commissions and any other transaction charges.  Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

As compensation for its advisory services, the LargeCap Fund and MidCap Fund pay to the Advisor a monthly management fee at the annual rate of 0.65% and 0.75%, respectively, of the average daily NAV of the applicable Fund.  From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Funds.  As described in the Prospectus, the Advisor has contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total annual fund operating expenses (excluding taxes, brokerage commissions and extraordinary items) of the LargeCap Fund and MidCap Fund to an annual rate of 0.75% and 0.85%, respectively, for the Institutional Class and 1.00% and 1.10%, respectively, for the Investor Class, through April 30, 2011.  Pursuant to the Advisory Agreement, the Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time.  However, the Funds are not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

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For the fiscal years ended December 31, 2009, 2008 and 2007, the following management fees were incurred under the Advisory Agreement, of which the Advisor waived the following amounts:

	2009	2008	2007
LargeCap Fund	$119,299	$155,998	$186,613
(amount waived)	$(118,040)	$(99,829)	$(100,379)
MidCap Fund	$170,406	$221,704	$294,138
(amount waived)	$(110,382)	$(101,968)	$(103,600)

In addition, the Advisor has contractually agreed to reimburse fees and expenses incurred by each Fund in connection with a Fund’s investments in other investment companies, if any, to the extent that such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  This expense reimbursement agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.

Proxy Voting Policies

The Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Board has also authorized the Advisor to retain a third party proxy voting service, such as RiskMetrics Group (“RiskMetrics”), to provide recommendations on proxy votes.  The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by RiskMetrics, and in the best interest of clients and Fund shareholders.  However, because RiskMetrics’ guidelines do not address all potential voting issues and do not necessarily correspond to the Advisor’s opinions, there may be instances where the Advisor may not vote strictly according to RiskMetrics’ guidelines.  In such a case, the Advisor submits the matter to its proxy voting committee.

In situations where the Advisor’s interests conflict, or appear to conflict, with client interests, the proxy voting committee will take one of the following steps to resolve the conflict:

•	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as RiskMetrics;

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•	Vote the securities in accordance with the best interest of clients, as determined in good faith by the committee, without consideration of any benefit to the Advisor or its affiliates; or

•
If the securities are held by a Fund, disclose the conflict to the Board and obtain the Fund’s direction as to how to vote the proxies (which shall be determined by a majority of the Independent Directors).

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Code of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j-1 of the 1940 Act.  The Code of Ethics governs the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Funds.  The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions.  The Code of Ethics includes pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

Fund Administration

U.S. Bancorp Fund Services, LLC (“USBFS”) provides administrative personnel and services (including blue sky services) to the Company and the Funds.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company.

For the fiscal years ended December 31, 2009, 2008 and 2007, the Funds paid the following administrative fees to USBFS:

	2009	2008	2007
LargeCap Fund	$4,106	$7,023	$10,569
MidCap Fund	$4,866	$8,689	$14,273

Custodian

U.S. Bank, N.A. (“U.S. Bank”), 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Funds’ assets.  Under the Custody Agreement between U.S. Bank and the Funds (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Funds’ operations.  U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.  U.S. Bank and USBFS are affiliates.  U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

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For the fiscal years ended December 31, 2009, 2008 and 2007, the Funds paid the following custody fees to U.S. Bank:

	2009	2008	2007
LargeCap Fund	$5,431	$4,483	$5,533
MidCap Fund	$4,223	$6,335	$7,672

Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a transfer agent servicing agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

For the fiscal years ended December 31, 2009, 2008 and 2007, the Funds paid the following transfer agency fees to USBFS:

	2009	2008	2007
LargeCap Fund	$15,495	$15,603	$17,358
MidCap Fund	$15,299	$15,145	$18,185

Fund Accounting

In addition, the Funds have entered into a fund accounting servicing agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds.  For the fiscal years ended December 31, 2009, 2008 and 2007, the Funds paid the following accounting fees to USBFS:

	2009	2008	2007
LargeCap Fund	$22,339	$8,801	$25,817
MidCap Fund	$22,916	$9,829	$27,919

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Financial Intermediaries

From time to time, the Funds may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans.  These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request.  In such cases, to the extent paid by the Funds, the Funds will not pay more for these services through intermediary relationships than it would if the intermediaries’ customers were direct shareholders in the Funds.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus under “The Investment Management Team,” each portfolio manager listed below is jointly responsible for the day-to-day management of each Fund he or she co-manages and, unless otherwise indicated, is jointly responsible for the day-to-day management of the other accounts set forth in the following table.  Other than the Funds, the portfolio managers do not manage any other registered investment companies or other pooled investment vehicles.  None of the Funds or other accounts managed by the portfolio managers pays a performance-based fee to the Advisor.  The number of accounts listed in the following table includes accounts managed by the Advisor on a wrap-fee basis.

Other Accounts Managed by Portfolio Managers(1)
Fund/Portfolio Manager	Number	Total Assets
LargeCap Fund
Douglas E. Guffy	105	$87 million
Kenneth M. Hemauer	105	$87 million

MidCap Fund
Charles F. Severson(2)	123	$78 million
Carla N. Cooper	119	$73 million
(1)	As of December 31, 2009.
(2)	Includes 2 accounts for which Mr. Severson has sole management responsibility.

The Advisor and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Funds, these accounts may include separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio.  The Advisor manages potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.

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Compensation of Portfolio Managers

The Advisor compensates portfolio managers with a base salary and an annual incentive bonus.  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Funds, and the revenues and overall profitability of the Advisor and in certain cases, the revenues from and retention of accounts managed by a particular portfolio manager.  Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one-three-five-year basis, as applicable, with greater weight given to long-term performance.  Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the Advisor, Baird Holding Company or Baird Financial Corporation.  Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by the Advisor.

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Ownership of Fund Shares by Portfolio Managers

As of December 31, 2009, the portfolio managers beneficially owned the following amounts in the Funds:

Portfolio Manager	LargeCap Fund	MidCap Fund

Carla N. Cooper	$10,001 - $50,000	$10,001 - $50,000

Douglas E. Guffy	$50,001- $100,000	$10,001- $50,000

Kenneth M. Hemauer	$100,001-$500,000	$100,001-$500,000

Charles F. Severson	$100,001 - $500,000	$100,001-$500,000

The above ownership information relates only to the Institutional Class shares of the Funds.

DISTRIBUTOR

Robert W. Baird & Co. Incorporated also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution Plan, discussed below.

During each of the fiscal years ended December 31, 2009, 2008 and 2007, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds.  The Distributor retained a portion of the Rule 12b-1 fees, as described below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted a Distribution Plan (the “Plan”) for the Funds pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials.  To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Investor Class’ expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on the Fund’s net assets.

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Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan

For the fiscal year ended December 31, 2009, the following amounts were paid pursuant to the Plan:

Fund	12b-1 Payments Paid
LargeCap Fund	$754
MidCap Fund	$3,899

Of these amounts, payments were made for the following activities:

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel
LargeCap Fund	$0	$0	$0	$754	$0
MidCap Fund	$0	$0	$0	$3,899	$0

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Funds’ investment advisor and principal underwriter of Fund shares, no “interested person” of a Fund, as defined in the 1940 Act, and no director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The continuation of the Plan is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements.  The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Investor Class shareholders.  The Board also determined that the Plan was important to the continued viability of the Investor Class because it is intended to increase assets under management, which in turn should result in certain economies of scale.

Revenue Sharing Payments

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub-accounting and shareholder services.  This practice is known as “revenue sharing.”  These payments, if made, would be in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class shares.  The revenue sharing payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them.  Revenue sharing payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.  The Distributor currently has revenue sharing agreements with the following firms, under which the Distributor pays amounts other than the 12b-1 fee: Charles Schwab, Edward Jones & Co., Fidelity (National Financial), Pershing, M&I Trust Company, Prudential, Raymond James and Merrill Lynch.

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B-40

The Advisor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares.  Such compensation will not exceed 0.0625% per year of the value of the Institutional Class share accounts for which the registered representative is responsible.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Company may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•
Each Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Company discloses the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

•
The Funds’ full portfolio holdings (without showing numbers of shares or dollar values) as of month-end and top ten holdings as of quarter-end are posted on the Company’s website no earlier than five business days after month-end and quarter-end, respectively.

•
The Funds may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

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In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of their publication on the Company’s website.

•
The Advisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Funds.  These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•
The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

•
Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties.  No compensation or other consideration may be received by the Funds or the Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof.  The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor or any other Fund affiliate.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.  Mr. John R. Sokolowski has been designated as the Company’s anti-money laundering compliance officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications.  The Company will not transact business with any person or entity whose identity cannot be adequately verified.

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Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

_________, has been selected as the independent accountants of the Company.  As such, it is responsible for auditing the financial statements of the Funds.

The following audited financial statements for the Funds are incorporated herein by reference to the Funds’ Annual Report for the period ended December 31, 2009:

•	Schedules of Investments
•	Statements of Assets and Liabilities
•	Statements of Operations
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Notes to Financial Statements
•	Report of Independent Registered Public Accounting Firm

COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Funds.

PERFORMANCE

From time to time, the total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.  Performance information is generally available by calling the Funds (toll-free) at 1-866-44BAIRD.

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[Baird Logo]

Prospectus

May 1, 2010

Baird Short-Term Bond Fund
(Institutional Class: BSBIX)
Baird Intermediate Bond Fund
(Institutional Class: BIMIX)
(Investor Class: BIMSX)
Baird Intermediate Municipal Bond Fund
(Institutional Class: BMBIX)
(Investor Class: BMBSX)
Baird Aggregate Bond Fund
(Institutional Class: BAGIX)
(Investor Class: BAGSX)
Baird Core Plus Bond Fund
(Institutional Class: BCOIX)
(Investor Class: BCOSX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Please find the Privacy Policy for Baird Funds, Inc.
inside the back cover of this prospectus.

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2

Summary Section

Baird Short-Term Bond Fund

Investment Objective

The investment objective of the Baird Short-Term Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	0.06%
Total Annual Fund Operating Expenses	0.31%
Less Expense Reimbursement(1)	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.30%
____________________________
(1)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to reimburse fees and expenses incurred by the Fund in connection with its investments in other investment companies, if any, to the extent that such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  This expense reimbursement agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$ 31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of debt securities:

• U.S. government	• U.S. government agencies
• Asset-backed and mortgage-backed obligations	• Corporate

The Fund only invests in debt securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.

The Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark.  The dollar-weighted average portfolio effective maturity of the Fund will normally be more than one year but less than three years. The Advisor attempts to diversify the Fund’s portfolio by holding securities of many different issuers and choosing issuers in a variety of sectors.

In determining which securities to buy for the Fund, the Advisor attempts to achieve returns that exceed a Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects securities with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund’s objectives.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

Principal Risks

Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of securities or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”).  U.S. and International markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

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Credit Quality Risks
Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage- and Asset-Backed Securities Risks
Mortgage- and asset-backed securities are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities.  When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk.  When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that it will always do so.

Liquidity Risks
Certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar-denominated, may involve additional risk, including currency rate fluctuations, political and economic instability and differences in financial reporting standards, in addition to less regulated securities markets.

Valuation Risks
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance
The performance information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table shows the Fund’s average annual returns compared to a broad-based securities market index.  The information shown assumes reinvestment of dividends and distributions.  Past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

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5

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2009	2.94%
Worst quarter:	3rd quarter 2008	-2.11%

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6

Average Annual Total Returns as of December 31, 2009	1 Year	5 Years	Since Inception (August 31, 2004)
Institutional Class
Return Before Taxes	8.14%	3.73%	3.51%
Return After Taxes on Distributions	6.52%	2.15%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares	5.25%	2.25%	2.09%
Barclay’s Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.83%	4.32%	4.05%

After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2004	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Gary A. Elfe, CFA	2004	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Daniel A. Tranchita, CFA	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2004	Portfolio Manager for Baird Advisors and First Vice President of the Advisor

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day in which both the New York Stock Exchange (the “NYSE”) and Federal Reserve are open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

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	Initial Purchase	Subsequent Purchases
Institutional Class	$25,000	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Fund’s distributor, Robert W. Baird & Co. Incorporated, may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Baird Intermediate Bond Fund

Investment Objective
The investment objective of the Baird Intermediate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
 (fees paid directly from your investment)
None

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$ 31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.6% of the average value of its portfolio.

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Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of debt securities:

• U.S. government	• U.S. government agencies
• Asset-backed and mortgage-backed obligations	• Corporate

The Fund only invests in debt securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.

The Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark.  The dollar-weighted average portfolio effective maturity of the Fund will normally be more than three years but less than eight years. The Advisor attempts to diversify the Fund’s portfolio by holding securities of many different issuers and choosing issuers in a variety of sectors.

In determining which securities to buy for the Fund, the Advisor attempts to achieve returns that exceed a Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects securities with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund’s objectives.
•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

Principal Risks

Please be aware you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of securities or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). U.S. and International markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Credit Quality Risks
Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

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Mortgage- and Asset-Backed Securities Risks
Mortgage- and asset-backed securities are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities.  When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk.  When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that it will always do so.

Liquidity Risks
Certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar-denominated, may involve additional risk, including currency rate fluctuations, political and economic instability and differences in financial reporting standards, in addition to less regulated securities markets.

Valuation Risks
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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Performance
The performance information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table shows the Fund’s average annual returns compared to a broad-based securities market index.  Investor Class performance would be lower than the performance of the Institutional Class shown in the bar chart because expenses of the classes differ.  The information shown assumes reinvestment of dividends and distributions.  Past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	5.04%
Worst quarter:	2nd quarter 2004	-2.50%

Average Annual Total Returns as of December 31, 2009	1 Year	5 Years	Since Inception (September 29, 2000)
Institutional Class
Return Before Taxes	11.76%	4.62%	5.87%
Return After Taxes on Distributions	9.82%	2.84%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares	7.62%	2.89%	3.89%
Investor Class
Return Before Taxes	11.51%	4.34%	5.60%

Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.66%	5.73%

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

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Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Gary A. Elfe, CFA	2000	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Daniel A. Tranchita, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Portfolio Manager for Baird Advisors and First Vice President of the Advisor

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day in which both the New York Stock Exchange (the “NYSE”) and Federal Reserve are open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

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The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Fund’s distributor, Robert W. Baird & Co. Incorporated, may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Baird Intermediate Municipal Bond Fund

Investment Objective
The primary investment objective of the Baird Intermediate Municipal Bond Fund (the “Fund”) is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%
Total Annual Fund Operating Expenses	0.57%	0.32%
Less: Expense Reimbursement(1)	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.55%	0.30%
____________________________
(1)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to reimburse acquired fund fees and expenses incurred by the Fund, if any, to the extent that such acquired fund fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  This expense reimbursement agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

  Example
The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$ 31	$97	$169	$381

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital 7-Year General Obligation Bond Index.  The Fund invests in municipal securities issued by governmental authorities throughout the United States and its territories.  The Fund purchases various types of municipal bonds, including general obligation and pre-refunded bonds issued for any purpose, and revenue bonds funding education, housing and transportation and essential services including, without limitation, water, sewer and electricity.

The Fund invests principally in investment grade, intermediate-term municipal obligations issued by state and local authorities exempt from federal income tax.  The Fund normally invests at least 80% of its net assets in a diversified portfolio of bonds and debentures, the interest on which is exempt from regular federal income and alternative minimum taxes.  Municipal obligations purchased by the Fund will be:

•	Investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Advisor;
•	Municipal notes and other short-term obligations rated SP-1 by S&P or MIG-1 by Moody’s; or
•	Tax-exempt commercial paper rated A-1 by S&P or VMIG-1 by Moody’s.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark.  The dollar-weighted average portfolio effective maturity of the Fund will normally be more than three years but less than eight years.

In determining which securities to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects securities with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund’s objectives.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

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Principal Risks

Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of securities or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). U.S. and International markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”).  Therefore, obligor may experience unanticipated financial problems and may be unable to meet its payment obligations.  Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Municipal Obligations Risks
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund.

Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities.  If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company.  If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Tax Risks
Municipal securities may decrease in value during times when tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

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Liquidity Risks
Certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance
The performance information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table shows the Fund’s average annual returns compared to a broad-based securities market index.  Investor Class performance would be lower than the performance of the Institutional Class shown in the bar chart because expenses of the classes differ.  The information shown assumes reinvestment of dividends and distributions.  Past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2008	5.22%
Worst quarter:	2nd quarter 2004	-2.63%

Average Annual Total Returns as of December 31, 2009	1 Year	5 Years	Since Inception (March 30, 2001)
Institutional Class
Return Before Taxes	6.22%	4.49%	5.21%
Return After Taxes on Distributions	6.20%	4.49%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares	5.01%	4.33%	5.00%
Investor Class
Return Before Taxes	5.95%	4.23%	4.94%

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Average Annual Total Returns as of December 31, 2009
	1 Year	5 Years	Since Inception (March 30, 2001)
Barclays Capital 7-Year General Obligation Bond Index (reflects no deduction for fees, expenses or taxes)	6.93%	4.63%	5.08%

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2001	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Gary A. Elfe, CFA	2001	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2001	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2001	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Daniel A. Tranchita, CFA	2001	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2001	Portfolio Manager for Baird Advisors and First Vice President of the Advisor

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day in which both the New York Stock Exchange (the “NYSE”) and Federal Reserve are open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100

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	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
The Fund intends to make tax-exempt distributions.  However, some of the Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Fund’s distributor, Robert W. Baird & Co. Incorporated, may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Baird Aggregate Bond Fund

Investment Objective
The investment objective of the Baird Aggregate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
 (fees paid directly from your investment)
None

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.06%	0.06%
Total Annual Fund Operating Expenses	0.56%	0.31%
Less: Expense Reimbursement(1)	-0.01%	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.55%	0.30%
____________________________
(1)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to reimburse fees and expenses incurred by the Fund in connection with its investments in other investment companies, if any, to the extent that such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  This expense reimbursement agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

Example
The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$ 31	$97	$169	$381

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of debt securities:

• U.S. government	• U.S. government agencies
• Asset-backed and mortgage-backed obligations	• Corporate

The Fund only invests in debt securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark.  The dollar-weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. The Advisor attempts to diversify the Fund’s portfolio by holding securities of many different issuers and choosing issuers in a variety of sectors.

In determining which securities to buy for the Fund, the Advisor attempts to achieve returns that exceed a Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects securities with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund’s objectives.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

Principal Risks

Please be aware you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of securities or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). U.S. and International markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

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Credit Quality Risks
Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage- and Asset-Backed Securities Risks
Mortgage- and asset-backed securities are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities.  When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk.  When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that it will always do so.

Liquidity Risks
Certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar-denominated, may involve additional risk, including currency rate fluctuations, political and economic instability and differences in financial reporting standards, in addition to less regulated securities markets.

Valuation Risks
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance
The performance information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table shows the Fund’s average annual returns compared to a broad-based securities market index.  Investor Class performance would be lower than the performance of the Institutional Class shown in the bar chart because expenses of the classes differ.  The information shown assumes reinvestment of dividends and distributions.  Past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

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Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	5.72%
Worst quarter:	2nd quarter 2004	-2.30%

Average Annual Total Returns as of December 31, 2009	1 Year	5 Years	Since Inception (September 29, 2000)
Institutional Class
Return Before Taxes	10.88%	4.28%	6.09%
Return After Taxes on Distributions	8.80%	2.42%	3.99%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	2.55%	3.97%
Investor Class
Return Before Taxes	10.55%	4.02%	5.85%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.07%

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Gary A. Elfe, CFA	2000	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor

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Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Daniel A. Tranchita, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Portfolio Manager for Baird Advisors and First Vice President of the Advisor

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any day in which both the New York Stock Exchange (the “NYSE”) and Federal Reserve are open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Fund’s distributor, Robert W. Baird & Co. Incorporated, may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Baird Core Plus Bond Fund

Investment Objective
The investment objective of the Baird Core Plus Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
 (fees paid directly from your investment)
None

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$ 31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.2% of the average value of its portfolio.

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Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of debt securities:

• U.S. government	• U.S. government agencies
• Asset-backed and mortgage-backed obligations	• Corporate

The Fund invests primarily in investment-grade debt securities, but may invest up to 20% of its net assets in non-investment grade securities (sometimes referred to as “high yield” or “junk” bonds).  The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations.

The Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark.  The dollar-weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years.  The Advisor attempts to diversify the Fund’s portfolio by holding securities of many different issuers and choosing issuers in a variety of sectors.

In determining which securities to buy for the Fund, the Advisor attempts to achieve returns that exceed a Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects securities with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund’s objectives.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

Principal Risks

Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of securities or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). U.S. and International markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Credit Quality Risks
Bonds receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

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Non-Investment Grade Bond Risks
Non-investment grade bonds involve greater risk than investment-grade securities, including the possibility of default or bankruptcy.  Non-investment grade debt securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.  They also tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

Mortgage- and Asset-Backed Securities Risks
Mortgage- and asset-backed securities are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities.  When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk.  When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that it will always do so.

Liquidity Risks
Certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar-denominated, may involve additional risk, including currency rate fluctuations, political and economic instability and differences in financial reporting standards, in addition to less regulated securities markets.

Valuation Risks
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance
The performance information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table shows the Fund’s average annual returns compared to a broad-based securities market index.  Investor Class performance would be lower than the performance of the Institutional Class shown in the bar chart because expenses of the classes differ.  The information shown assumes reinvestment of dividends and distributions.  Past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

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Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	7.15%
Worst quarter:	2nd quarter 2004	-2.44%

Average Annual Total Returns as of December 31, 2009	1 Year	5 Years	Since Inception (September 29, 2000)
Institutional Class
Return Before Taxes	15.36%	5.52%	6.77%
Return After Taxes on Distributions	12.66%	3.43%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares	9.89%	3.47%	4.43%
Investor Class
Return Before Taxes	15.06%	5.26%	6.50%

Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)	8.60%	5.01%	6.21%

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Gary A. Elfe, CFA	2000	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor

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Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Daniel A. Tranchita, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Portfolio Manager for Baird Advisors and First Vice President of the Advisor

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day in which both the New York Stock Exchange (the “NYSE”) and Federal Reserve are open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Fund’s distributor, Robert W. Baird & Co. Incorporated, may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and
Disclosure of Portfolio Holdings

This prospectus describes the Baird Short-Term Bond Fund (“Short-Term Bond Fund”), Baird Intermediate Bond Fund (“Intermediate Bond Fund”), Baird Intermediate Municipal Bond Fund (“Intermediate Municipal Bond Fund”), Baird Aggregate Bond Fund (“Aggregate Bond Fund”) and Baird Core Plus Bond Fund (“Core Plus Bond Fund”) (each, a “Fund” and collectively, the “Funds”), five mutual funds offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objectives

Short-Term Bond Fund
The investment objective of the Short-Term Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

Intermediate Bond Fund
The investment objective of the Intermediate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

Intermediate Municipal Bond Fund
The primary investment objective of the Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.  The Intermediate Municipal Bond Fund seeks an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital 7-Year General Obligation Bond Index. The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

Aggregate Bond Fund
The investment objective of the Aggregate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Core Plus Bond Fund
The investment objective of the Core Plus Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index.  The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

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Principal Investment Strategies

Duration: a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes.  For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%.  Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%.

To achieve each Fund’s investment objectives, the Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark.  The Advisor seeks to control credit quality risk by purchasing only investment grade, U.S. dollar-denominated securities for the Short-Term Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund and Aggregate Bond Fund.  Although the Core Plus Bond Fund invests primarily in investment grade securities, it may also invest to a limited extent in non-investment grade securities.  The Intermediate Municipal Bond Fund may invest in short-term municipal obligations and tax-exempt commercial paper.  The Advisor attempts to diversify each Fund’s portfolio by holding securities of many different issuers and choosing issuers in a variety of sectors.

The dollar-weighted average portfolio effective maturity of the Short-Term Bond Fund will be more than one year but less than three years during normal market conditions.  The dollar-weighted average portfolio effective maturity of the Intermediate Bond Fund and Intermediate Municipal Bond Fund will be more than three years but less than eight years during normal market conditions.  The dollar-weighted average portfolio effective maturity of the Aggregate Bond Fund and Core Plus Bond Fund will be more than five years but less than ten years during normal market conditions.

The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor.  Some types of bonds may also have an “effective maturity” that is shorter than the stated maturity due to prepayment or call provisions.  Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity.  Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

The Advisor generally will sell a security when, on a relative basis and in the Advisor’s opinion, it will no longer help a Fund attain its objectives.

Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc., (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

The Advisor attempts to achieve annual rates of total return greater than each Fund’s respective benchmark index over a full market cycle.  The Aggregate Bond Fund and Core Plus Bond Fund each maintain longer maturities than the Intermediate Bond Fund and Short-Term Bond Fund and typically maintain longer maturities than the Intermediate Municipal Bond Fund, thus providing a greater potential for return, with an increased level of risk.  Each of the Aggregate Bond Fund’s and Core Plus Bond Fund’s investments are based on, although do not replicate, the securities composition of the respective Fund’s benchmark index.  Consequently, each Fund’s portfolio composition and risks will differ.  For example, the Core Plus Bond Fund may invest up to 20% of its net assets in non-investment grade debt securities (high yield or junk bonds).  Because it does not purchase non-investment grade bonds, the Aggregate Bond Fund is expected to perform more closely to the overall investment grade bond market than the Core Plus Bond Fund.

In determining which securities to buy for the Funds, the Advisor attempts to achieve returns that exceed a Fund’s benchmark primarily in three ways:

Yield curve positioning:  The yield curve is a graphic representation of the actual or projected yields of fixed-income securities in relation to their maturities and durations.  The Advisor selects securities with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark.  The securities in the Fund, though, will not be identical to the securities in the benchmark.  Because the yield curve is constantly changing, the Advisor regularly adjusts the Fund’s portfolio to purchase securities that it believes will best assist the Fund in achieving its objectives.

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Sector allocation:  The Advisor next evaluates the return potential of each sector (including: asset-backed securities, mortgage-backed securities, government and governmental agency bonds, and corporate bonds for the Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund; and general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds for the Intermediate Municipal Bond Fund).  The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Funds’ objectives.  The Advisor regularly adjusts the portfolio in order to address changes in yields and underlying risks in various sectors.

Security selection:  The Advisor then focuses on selecting individual securities.  The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

Each Fund will provide its shareholders with at least a 60-day notice of any change in such Fund’s policy to invest at least 80% of its assets in the types of securities suggested by its name.  For all Funds, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Debt Securities
The Advisor will attempt to keep the Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund fully invested.  The Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund each have a policy of investing at least 80% of its net assets in the following types of debt securities:

• U.S. government	• U.S. government agencies
• Asset-backed and mortgage-backed obligations	• Corporate

Municipal Obligations are: dollar-denominated debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions.

Municipal Obligations
The Intermediate Municipal Bond Fund invests principally in investment grade, intermediate-term municipal obligations issued by state and local authorities exempt from federal income tax.  During normal market conditions, the Fund will invest at least 80% of its net assets in bonds and debentures, the interest on which is exempt from regular federal income and alternative minimum taxes.

In pursuing its investment objective, the Intermediate Municipal Bond Fund invests in a diversified portfolio of municipal obligations.  Municipal obligations purchased by the Fund will be:

•
Investment grade at the time of purchase (i.e., BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, or in the highest four categories by another nationally recognized rating agency), or unrated at the time of purchase but determined to be of comparable quality by the Advisor;

•	Municipal notes and other short-term obligations rated SP-1 by S&P or MIG-1 by Moody’s; or
•	Tax-exempt commercial paper rated A-1 by S&P or VMIG-1 by Moody’s.

Investment Grade Debt Securities
Debt obligations acquired by the Short-Term Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund and Aggregate Bond Fund will be “investment grade” at the time of purchase, as rated by at least one nationally recognized rating agency.  The Core Plus Bond Fund will invest primarily in investment grade bonds, but may also invest in non-investment grade bonds, as described below.  The Advisor may purchase unrated obligations for each Fund that are determined by the Advisor to be comparable in quality to the rated obligations.  Average quality for the Short-Term Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund and Aggregate Bond Fund is normally expected to be at least the second highest rating category of S&P or Moody’s.  Average quality for the Core Plus Bond Fund is normally expected to be at least the third highest rating category of S&P or Moody’s.  After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by a Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the security.

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Non-Investment Grade Debt Securities (High Yield or Junk Bonds)
The Core Plus Bond Fund may invest up to 20% of its net assets in non-investment grade bonds (sometimes referred to as “high yield” or “junk” bonds), which are debt securities that are not rated in one of the four highest rating categories of S&P, Moody’s, Fitch or another nationally recognized rating agency.

Investment In Other Investment Companies
Each Fund may invest in securities of other investment companies, such as money market funds and mutual funds and exchange-traded funds that invest in fixed income securities or track bond-related indices.  Each Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940 and the rules and regulations thereunder and any exemptive relief therefrom.  As a shareholder of an investment company, a Fund would bear a pro-rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid securities, measured at the time of purchase.  In general, illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate market value.  Securities that are not registered under the federal securities laws and cannot be sold to the U.S. public because of SEC regulations (known as “restricted securities”) generally are regarded as illiquid securities unless the Advisor determines otherwise, as in the case of Rule 144A securities and certain commercial paper.

Foreign Securities
Each Fund may invest up to 25% of its net assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

Cash or Similar Investments; Temporary Strategies
Under normal market conditions, each Fund may invest up to 20% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit.  In addition, each Fund may invest up to 100% of its total assets in cash or short-term, investment grade securities as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  Taxable obligations purchased by the Intermediate Municipal Bond Fund normally will not exceed 20% of the Fund’s total assets at the time of purchase.  To the extent a Fund engages in any temporary strategies, the Fund may not achieve its investment objective.

Principal Risks

The main risks of investing in each of the Funds are substantially similar.  However, certain risks are enhanced for each Fund.  Specifically, the Aggregate Bond Fund and Core Plus Bond Fund each maintains longer maturities than the Short-Term Bond Fund and Intermediate Bond Fund, and typically maintains longer maturities than the Intermediate Municipal Bond Fund, thus providing a greater potential for return, with an increased level of risk.  In addition, although the Aggregate and Core Plus Bond Funds’ maturities are similar, their portfolio composition and the resulting risks are different.  In particular, because the Core Plus Bond Fund may purchase securities that are rated below investment grade, the Core Plus Bond Fund may be exposed to greater credit risk, including risk of default, and other risks associated with non-investment grade bonds than the Aggregate Bond Fund.

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Management Risks
The Advisor may err in its choices of securities or portfolio mixes.  Such errors could result in a negative return and a loss to you.   Because each Fund holds fewer securities than its benchmark index, material events affecting a Fund’s portfolio (for example, an issuer’s decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence its benchmark index and may prevent the Fund from attaining its investment objective for a particular period.

Bond Market Risks
The major risks of each Fund are those of investing in the bond market.  A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”).  Generally, the longer a bond’s maturity, the greater the interest rate risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the interest rate risk and the lower its yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”).  Because bond values may fluctuate, a Fund’s share price may fluctuate.  U.S. and International markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Credit Quality Risks
Individual issues of fixed-income securities may be subject to the credit risk of the issuer.  Therefore, the underlying company may experience unanticipated financial problems and may be unable to meet its payment obligations.  Bonds receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings agencies such as Moody’s, Fitch and S&P provide ratings on bonds based on their analyses of information they deem relevant.  Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.  In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an agency’s decision to downgrade a security.

Non-Investment Grade Bond Risks — Core Plus Bond Fund Only
Non-investment grade bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risk, including the possibility of default or bankruptcy.  Non-investment grade debt securities tend to be more sensitive to economic conditions than higher-rated debt securities.  As a result, they generally are more sensitive to credit risk than securities in the higher-rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non-investment grade debt securities may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.  The Core Plus Bond Fund may have difficulty disposing of certain non-investment grade debt securities because there may be a thin trading market for such securities.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities.  Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and will also increase the volatility of the Core Plus Bond Fund’s net asset value.

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Liquidity Risks
Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Funds.  The liquidity of a particular security depends on the strength of demand for the security, which is generally related to the willingness of broker-dealers to make a market for the security as well as the interest of other investors to buy the security.  During significant economic and market downturns and periods in which financial services firms are unable to commit capital to make a market in, or otherwise buy, certain debt securities, as experienced in 2008 and 2009, the Funds may experience challenges in selling such securities at optimal prices.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar-denominated, may involve additional risk, including currency rate fluctuations, political and economic instability and differences in financial reporting standards, in addition to less regulated securities markets.

Mortgage- and Asset-Backed Securities Risks
Mortgage- and asset-backed securities are more sensitive to interest rate risk than other types of fixed income securities.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities.  When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk.  Prepayment risk is the risk that the borrower will prepay some or the entire principal owed to the investor.  If that happens, a Fund may have to replace the security by investing the proceeds in a security with a lower yield.  This could reduce the share price and income distributions of the Short-Term Bond, Intermediate Bond, Aggregate Bond and Core Plus Bond Funds, which invest in mortgage- and asset-backed securities.  When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk.  Extension risk is the risk that such securities will be paid off more slowly than originally anticipated, increasing the average life of such securities.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.  Weakening real estate markets may cause default rates to rise, which would result in a decline in the value of mortgage-backed securities.

Government Obligations Risks
The Funds may invest in securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities.  However, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  For instance, securities issued by the Government National Mortgage Association (“Ginnie Mae”) are supported by the full faith and credit of the United States.  Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government.  Securities issued by the Student Loan Marketing Association (“Sallie Mae”) are supported only by the credit of that agency.  While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as those listed above, no assurance can be given that it will always do so.

Valuation Risks
The securities held by the Funds are priced by Interactive Data Pricing and Reference Data (“IDC”), an independent pricing service or, in some cases, by the Advisor using dealer quotes, prices provided by alternative pricing services or fair valuation methodologies.  IDC provides prices for debt securities that are based on various market inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, comparable securities, bids, offers and reference data, as well as market indicators, and material issuer, industry and economic events.  For mortgage- and asset-backed securities, IDC also reviews collateral performance data.  The prices provided by IDC, alternative pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services such as IDC or the fair values determined by the valuation committee may be subject to frequent and significant change, and will vary depending on the information that is available.

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Tax Risks — Intermediate Municipal Bond Fund Only
Municipal securities may decrease in value during times when tax rates are falling.  Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Intermediate Municipal Bond Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investment in tax-exempt securities poses additional risks.  In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance.  The Intermediate Municipal Bond Fund and the Advisor rely on these opinions and will not review the basis for them.

Municipal Obligations Risks — Intermediate Municipal Bond Fund only
The Intermediate Municipal Bond Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects.  As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Intermediate Municipal Bond Fund’s share price.

Municipal obligations that the Intermediate Municipal Bond Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities.  If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Intermediate Municipal Bond Fund.

The repayment of principal and interest on some of the municipal securities in which the Intermediate Municipal Bond Fund may invest may be guaranteed or insured by a monoline insurance company.  The monoline guarantee or insurance will generally enhance the credit rating and lower the interest rate payable on the security.  Certain monoline insurers have suffered losses from insuring structured products and other securities backed by residential mortgages.  If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Recent Market Events
U.S. and international markets have experienced extreme price volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Funds.

The Funds cannot guarantee that they will achieve their respective investment objectives.

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Portfolio Holdings Disclosure Policy

Each Fund’s full portfolio holdings as of month-end are posted on the Company’s website at www.bairdfunds.com no earlier than 15 calendar days after month-end.  The monthly holdings information will remain posted until the holdings information for the following month is posted.  Each Fund also files its portfolio holdings as of the end of the first and third fiscal quarters with the SEC on Form N-Q within 60 days after the end of the quarter, and files its portfolio holdings as of the end of the second and fourth fiscal quarters with the SEC on Form N-CSR within 10 days after mailing its annual and semi-annual reports to shareholders.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI and on the Company’s website at www.bairdfunds.com.

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of the Funds set forth in this Prospectus or the Funds’ Statement of Additional Information states a maximum (or minimum) percentage of the Funds’ assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Funds’ acquisition of that investment.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in a Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Funds to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Funds may exceed such percentage limitations from time to time.

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•	Wish to invest for the long-term;
•	Want to earn income on investments considered more stable than stocks;
•	Are looking for a fixed-income component to their portfolio;
•	Are willing to assume the risk of investing in fixed-income securities; and
•	Have long-term goals such as planning for retirement.

The Intermediate Municipal Bond Fund may be appropriate for investors who are looking for income that is exempt from federal income tax.  The Intermediate Municipal Bond Fund is not an appropriate investment for tax-deferred retirement accounts, such as individual retirement accounts (“IRAs”), because its returns before taxes are generally lower than those of taxable funds.

Before investing in a Fund, you should carefully consider:

•	Your investment goals;
•	The amount of time you are willing to leave your money invested; and
•	The amount of risk you are willing to take.

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Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company’s Board of Directors (the “Board”), is responsible for the day-to-day management of the Funds in accordance with each Fund’s respective investment objective and policies.  This includes making investment decisions, and buying and selling securities.  Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services the Advisor receives, and for the fiscal year ended December 31, 2009 was paid, an annual fee of 0.25% of the average daily net assets of each Fund.  The advisory fee is accrued daily and paid monthly.

The Advisor has contractually agreed to reimburse fees and expenses incurred by each Fund in connection with a Fund’s investments in other investment companies (“Acquired Fund Fees and Expenses”), if any, to the extent that such Acquired Fund Fees and Expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  Any reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are reimbursed.  This expense reimbursement agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Funds’ 2009 annual report.

Under a separate Administration Agreement with the Advisor, each Fund pays the Advisor a fee at an annual rate of 0.05% of its average daily net assets to serve as administrator.  As administrator, the Advisor assumes and pays all expenses of each Fund, excluding management fees, borrowing costs, commissions and other costs directly related to portfolio securities transactions and extraordinary or non-recurring expenses.  In this way, the Advisor is able to control or limit the Funds’ operating expenses.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.  The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans.  As of December 31, 2009, the Advisor had over $__ billion in assets under management.

The Investment Management Team

The individuals listed below are members of the Advisor’s investment management team that manages each Fund’s investments.  All team members are equally responsible for the day-to-day management of the Funds and work together to develop investment strategies and select securities for the Funds.  The investment management team is supported by a staff of research analysts, traders and other investment professionals.

The Funds’ SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

Mary Ellen Stanek, CFA
Ms. Stanek is a Managing Director and Chief Investment Officer of the Advisor.  She also serves as Chief Investment Officer of Baird Advisors, a department of the Advisor.  Ms. Stanek oversees the entire investment management team.  She has over 31 years of investment experience managing various types of fixed income portfolios.  Ms. Stanek joined Baird Advisors in March 2000.  Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998.  Ms. Stanek also served as President of Firstar Funds, Inc. from December 1998 to March 2000.  Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee.  She earned the Chartered Financial Analyst designation in 1983.  Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

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Gary A. Elfe, CFA
Mr. Elfe is a Managing Director and Senior Portfolio Manager of the Advisor.  As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading.  He has over 31 years of investment experience managing various types of fixed income portfolios.  Mr. Elfe joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading.  Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee.  He earned the Chartered Financial Analyst designation in 1982.  Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell
Mr. Groeschell is a Managing Director and Senior Portfolio Manager of the Advisor.  He has over 29 years of investment experience managing various types of fixed income portfolios.  Mr. Groeschell joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships.  Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

Warren D. Pierson, CFA
Mr. Pierson is a Managing Director and Senior Portfolio Manager of the Advisor.  He has over 24 years of investment experience managing taxable and tax-exempt fixed income portfolios.  Mr. Pierson joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997.  Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO.  Mr. Pierson received his undergraduate degree from Lawrence University.  He earned the Chartered Financial Analyst designation in 1990.  Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

Daniel A. Tranchita, CFA
Mr. Tranchita is a Managing Director and Senior Portfolio Manager of the Advisor.  He has over 21 years of investment experience managing taxable and tax-exempt fixed income portfolios.  Mr. Tranchita joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997.  Mr. Tranchita performed quantitative fixed income analysis and portfolio management while at FIRMCO.  Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University.  He earned the Chartered Financial Analyst designation in 1993.  Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

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M. Sharon deGuzman
Ms. deGuzman is a First Vice President and Portfolio Manager of the Advisor.  She has over 19 years of investment experience managing taxable and tax-exempt fixed income portfolios.  Ms. deGuzman joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Ms. deGuzman was employed by FIRMCO where she served as an Assistant Vice President and Portfolio Manager from November 1998 to February 2000, a Portfolio Manager from November 1996 to November 1998, and a Fixed Income Analyst from November 1995 to November 1996.  Ms. deGuzman performed quantitative fixed income analysis and portfolio management while at FIRMCO.  She received her undergraduate degree from Eastern Illinois University.  She is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions).  This information has been audited by _________, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

		Baird Short-Term Bond Fund –Institutional Class
		Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$9.25	$9.91	$9.81	$9.79	$9.93
Income from investment operations:
Net investment income	0.41	0.52	0.48	0.43	0.33
Net realized and unrealized gains (losses) on investments	0.32	(0.67)	0.10	0.02	(0.15)
Total from investment operations	0.73	(0.15)	0.58	0.45	0.18
Less distributions:
Dividends from net investment income	(0.41	(0.51)	(0.48)	(0.43)	(0.32)
Net asset value, end of year	$9.57	$9.25	$9.91	$9.81	$9.79
Total return	8.14	(1.79)%	6.08%	4.65%	1.85%
Supplemental data and ratios:
Net assets, end of year	$606,248,576	$214,999,406	$199,090,483	$148,604,711	$97,057,968
Ratio of expenses to average net assets	0.30	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.28	5.01%	5.00%	4.48%	3.52%
Portfolio turnover rate	55.5	98.5%	36.6%	41.1%	31.8%
_______________________________________________________________________________________________
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	Baird Intermediate Bond Fund – Institutional Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$10.00	$10.62	$10.52	$10.55	$10.83
Income from investment operations:
Net investment income	0.51 (1)	0.55	0.54	0.51	0.46
Net realized and unrealized gains (losses) on investments	0.63	(0.64)	0.10	(0.03)	(0.27)
Total from investment operations	1.14	(0.09)	0.64	0.48	0.19
Less distributions:
Dividends from net investment income	(0.51)	(0.53)	(0.54)	(0.51)	(0.47)
Distributions from net realized gains	(0.02)	–	–	–	–
Total distributions	(0.53)	(0.53)	(0.54)	(0.51)	(0.47)
Net asset value, end of year	$10.61	$10.00	$10.62	$10.52	$10.55
Total return	11.76%	(0.91%)	6.24%	4.70%	1.77%
Supplemental data and ratios:
Net assets, end of year	$527,750,216	$401,914,872	$398,321,566	$326,835,399	$231,800,807
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.92%	5.14%	5.13%	4.90%	4.34%
Portfolio turnover rate(2)	38.6%	32.9%	42.5%	44.8%	42.1%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Baird Intermediate Bond Fund – Investor Class
Year Ended December 31,
	2009		2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$10.32		$10.96	$10.85	$10.86	$11.13
Income from investment operations:
Net investment income	(0.50	)(1)	0.52	0.52	0.50 (1)	0.45
Net realized and unrealized gains (losses)on investments	0.65		(0.65)	0.10	(0.03)	(0.28)
Total from investment operations	1.15		(0.13)	0.62	0.47	0.17
Less distributions:
Dividends from net investment income	(0.48)		(0.51)	(0.51)	(0.48)	(0.44)
Distributions from net realized gains	(0.02)		–	–	–	–
Total distributions	(0.50)		(0.51)	(0.51)	(0.48)	(0.44)
Net asset value, end of year	$10.97		$10.32	$10.96	$10.85	$10.86
Total return	11.51%		(1.31)%	5.89%	4.47%	1.56%
Supplemental data and ratios:
Net assets, end of year	$6,707,632		$4,017,828	$3,276,351	$1,207,214	$2,829,659
Ratio of expenses to average net assets	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.67%		4.89%	4.88%	4.65%	4.09%
Portfolio turnover rate(2)	38.6%		32.9%	42.5%	44.8%	42.1%
______________________________________________________________________________________________
(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Intermediate Municipal Bond Fund – Institutional Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$10.98	$10.69	$10.55	$10.56	$10.81
Income from investment operations:
Net investment income(1)	0.32	0.39	0.37	0.39	0.39
Net realized and unrealized gains (losses) on investments	0.36	0.28	0.14	(0.01)	(0.25)
Total from investment operations	0.68	0.67	0.51	0.38	0.14
Less distributions:
Dividends from net investment income	(0.31)	(0.38)	(0.37)	(0.39)	(0.39)
Net asset value, end of year	$11.35	$10.98	$10.69	$10.55	$10.56
Total return	6.22%	6.37%	4.93%	3.69%	1.33%
Supplemental data and ratios:
Net assets, end of year	$533,313,125	$226,148,164	$106,583,763	$64,932,629	$53,831,848
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to averagenet assets	2.83%	3.58%	3.44%	3.72%	3.64%
Portfolio turnover rate(2)	0.7%	0.9%	5.6%	25.1%	13.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Intermediate Municipal Bond Fund – Investor Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$11.19	$10.90	$10.75	$10.75	$10.99
Income from investment operations:
Net investment income(1)	0.29	0.36	0.35	0.37	0.37
Net realized and unrealized gains (losses) on investments	0.37	0.28	0.14	(0.01)	(0.25)
Total from investment operations	0.66	0.64	0.49	0.36	0.12
Less distributions:
Dividends from net investment income	(0.28)	(0.35)	(0.34)	(0.36)	(0.36)
Net asset value, end of year	$11.57	$11.19	$10.90	$10.75	$10.75
Total return	5.95%	6.02%	4.68%	3.44%	1.13%
Supplemental data and ratios:
Net assets, end of year	$196,663,681	$17,415,418	$396,464	$544,878	$1,491,666
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to averagenet assets	2.58%	3.33%	3.19%	3.47%	3.39%
Portfolio turnover rate(2)	0.7%	0.9%	5.6%	25.1%	13.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Aggregate Bond Fund – Institutional Class
	Year Ended December 31,
	2009	2008	2007	2006		2005
Per Share Data:
Net asset value, beginning of year	$9.74	$10.54	$10.51	$10.54		$10.74
Income from investment operations:
Net investment income	0.54	0.56	0.54	0.52		0.49 (1)
Net realized and unrealized gains (losses) on investments	0.49	(0.81)	0.03	(0.03)		(0.19)
Total from investment operations	1.03	(0.25)	0.57	0.49		0.30
Less distributions:
Dividends from net investment income	(0.54)	(0.55)	(0.54)	(0.52)		(0.49)
Distributions from net realized gains	–	–	–	(0.00	)(2)	(0.01)
Total distributions	(0.54)	(0.55)	(0.54)	(0.52)		(0.50)
Net asset value, end of year	$10.23	$9.74	$10.54	$10.51		$10.54
Total return	10.88%	(2.36)%	5.61%	4.88%		2.85%
Supplemental data and ratios:
Net assets, end of year	$1,362,164,059	$842,724,670	$725,580,384	$334,907,855		$227,132,399
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to averagenet assets	5.37%	5.46%	5.37%	5.11%		4.56%
Portfolio turnover rate(3)	37.7%	21.9%	33.6%	52.4%		46.0%
____________________________________________
(1) Calculated using average shares outstanding during the year.
(2) Amount is less than $0.01.
(3) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Aggregate Bond Fund – Investor Class
	Year Ended December 31,
	2009	2008	2007	2006		2005
Per Share Data:
Net asset value, beginning of year	$9.97	$10.78	$10.73	$10.75		$10.95
Income from investment operations:
Net investment income	0.52	0.52	0.53	0.50		0.47 (1)
Net realized and unrealized gains (losses) oninvestments	0.50	(0.81)	0.04	(0.02)		(0.19)
Total from investment operations	1.02	(0.29)	0.57	0.48		0.28
Less distributions:
Dividends from net investment income	(0.51)	(0.52)	(0.52)	(0.50)		(0.47)
Distributions from net realizedgains	–	–	–	(0.00	)(2)	(0.01)
Total distributions	(0.51)	(0.52)	(0.52)	(0.50)		(0.48)
Net asset value, end of year	$10.48	$9.97	$10.78	$10.73		$10.75
Total return	10.55%	(2.63)%	5.45%	4.61%		2.54%
Supplemental data and ratios:
Net assets, end of year	$35,117,120	$29,146,211	$14,363,416	$1,848,622		$1,289,926
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average netassets	5.12%	5.21%	5.12%	4.86%		4.31%
Portfolio turnover rate(3)	37.7%	21.9%	33.6%	52.4%		46.0%
 ____________________________________________
(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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		Baird Core Plus Bond Fund – Institutional Class
		Year Ended December 31,
	2009		2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$9.46	$10.22	$10.16	$10.06	$10.38
Income from investment operations:
Net investment income	0.65	0.56 (1)	0.54 (1)	0.55 (1)	0.51 (1)
Net realized and unrealized gains (losses) on investments	0.74	(0.73)	0.05	0.09	(0.28)
Total from investment operations	1.39	(0.17)	0.59	0.64	0.23
Less distributions:
Dividends from net investment income	(0.65)	(0.55)	(0.53)	(0.54)	(0.54)
Distributions from net realized gains	(0.02)	(0.04)	–	–	(0.01)
Total distributions	(0.67)	(0.59)	(0.53)	(0.54)	(0.55)
Net asset value, end of year	$10.18	$9.46	$10.22	$10.16	$10.06
Total return	15.36%	(1.79)%	5.99%	6.58%	2.23%
Supplemental data and ratios:
Net assets, end of year	$215,194,337	$158,983,325	$114,421,895	$51,551,017	$32,173,459
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	6.67%	5.61%	5.41%	5.49%	4.92%
Portfolio turnover rate(2)	33.2%	27.7%	47.4%	62.0%	37.6%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Core Plus Bond Fund – Investor Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of year	$9.72	$10.50	$10.42	$10.30	$10.62
Income from investment operations:
Net investment income	0.64	0.53 (1)	0.53 (1)	0.54 (1)	0.49 (1)
Net realized and unrealized gains (losses) oninvestments	0.78	(0.74)	0.06	0.09	(0.29)
Total from investment operations	1.42	(0.21)	0.59	0.63	0.20
Less distributions:
Dividends from net investment income	(0.63)	(0.53)	(0.51)	(0.51)	(0.51)
Distributions from net realized gains	(0.02)	(0.04)	–	–	(0.01)
Total distributions	(0.65)	(0.57)	(0.51)	(0.51)	(0.52)
Net asset value, end of year	$10.49	$9.72	$10.50	$10.42	$10.30
Total return	15.06%	(2.07)%	5.80%	6.34%	1.93%
Supplemental data and ratios:
Net assets, end of year	$45,507,621	$29,583,588	$2,473,660	$288,928	$449,709
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to averagenet assets	6.42%	5.36%	5.16%	5.24%	4.67%
Portfolio turnover rate(2)	33.2%	27.7%	47.4%	62.0%	37.6%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) for shares of the Funds, and a member of the Financial Industry Regulatory Authority (“FINRA”).

Rule 12b-1 Plan
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”).  Under the Rule 12b-1 Plan, Investor Class shares pay the Distributor a fee of 0.25% of their average daily net asset value.  The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales and Networking Programs
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Funds.  Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies.  These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Funds over another investment.  The Distributor will pay compensation under the referral program out of its own resources.  Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds.  Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.

From time to time, the Distributor may also pay brokers, dealers or other financial intermediaries for the provision of certain marketing support and administrative, shareholder and other services on behalf of their clients who are Fund shareholders, including the distribution and marketing of the Funds.  In some circumstances, the Funds may directly pay the intermediary for performing sub-transfer agency and related services provided that the aggregate fee does not exceed what the Funds would pay the transfer agent if the intermediary’s clients were direct shareholders of the Funds.  Any such payments will be made from the Distributor’s own resources and will not increase costs to the Funds.  The payments to these firms may vary based on the types of services provided, the level of sales activity and amount of their clients’ assets invested in the Funds.  These payments may influence the broker, dealer or intermediary to recommend a particular Fund, or a particular class of Fund shares, over another investment.  The Distributor may be reimbursed for such payments, if permissible, under the Funds’ Rule 12b-1 Plan.

Description of Classes

Each Fund (other than the Short-Term Bond Fund) offers two classes of shares - Investor Class and Institutional Class.  Currently, the Short-Term Bond Fund does not have Investor Class shareholders and is not offering Investor Class shares to investors.  Therefore, only the Institutional Class shares of the Short-Term Bond Fund are offered in this prospectus.  The classes differ with respect to their minimum investments.  In addition, Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of a Fund attributable to that class.

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The Distributor may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares.  Financial institutions will receive 12b-1 fees from the Distributor based upon shares owned by their clients or customers.  The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”).  Shares may be purchased or redeemed only on days in which both the New York Stock Exchange (the “NYSE”) and the Federal Reserve are open.  The NYSE is closed most national holidays and Good Friday. The Federal Reserve is closed on the same days as the NYSE, plus Columbus Day and Veterans Day.  Please refer to the Funds’ SAI for a complete list of the days that the NYSE and the Federal Reserve are closed.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
● The name of the Fund;
●  The dollar amount of shares to be
     purchased;
●  Purchase application or investment
     stub; and
●  Check payable to Baird Funds or, if
     paying by wire, receipt of Federal
     Funds.

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (currently 3:00 p.m., Central time) Monday through Friday, except on days the NYSE or the Federal Reserve is not open.  If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

Each Fund’s investments are valued according to market value when market quotations are readily available or otherwise at fair value in accordance with pricing and valuation policies and procedures approved by the Board of Directors.  In general, the “fair value” of a security means the amount that a Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157, “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Under the Funds’ pricing and valuation policies and procedures, debt securities are generally valued by IDC, an independent pricing service, using valuation methods that are designed to approximate market or fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Short-term money market instruments (i.e., debt securities with remaining maturities of 60 days or less) are generally valued at acquisition cost plus or minus any amortized premium or discount.  Mutual fund shares are valued at their last calculated NAV. When IDC does not provide a price for a particular security or when IDC’s price is deemed to be inaccurate by the Advisor, the Advisor will value the security at “fair value” as determined in accordance with the Funds’ pricing and valuation policies and procedures.  In such instances the Advisor may use one or more dealer quotes or prices obtained from alternative independent pricing services or, if dealer quotes or prices from alternative pricing services are unavailable or are deemed to be unreliable, fair value will be determined by the valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund trade may be open on days when the Fund does not calculate its NAV and thus the value of the Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund.  In computing the NAV of each Fund, a Fund will typically value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Certain foreign currency exchange rates may also be determined at the latest rate prior to the close of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class Shares	$1,000 – IRAs	$100
	$2,500 – all other accounts	$100
Institutional Class Shares	$25,000	No minimum

Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Funds and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).  It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor.  Also, the minimum initial investment amount for Institutional Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third-party platforms.

Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
Shares may only be purchased on days when both the NYSE and the Federal Reserve are open for business.  The Funds may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf.  Contracts with these agents require the agents to track the time that purchase and redemption orders are received.  Purchase and redemption orders must be received by the Funds or their authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

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In compliance with the USA PATRIOT Act, please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you require assistance when completing your application, please call (toll free) 1-866-44BAIRD.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.  If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance.  The  Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds.  For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds.  The Funds, the Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Company monitors and enforces its market timing policy through:

•	Regular reports to the Board by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•	Monitoring of trade activity; and

•	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy.  The Funds may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

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While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction.  Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing.  However, the Funds, the Advisor, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll-free at 1-866-44BAIRD to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use the telephone purchase option for your initial purchase of a Fund’s shares.  However, you may call the Funds (toll-free) at 1-866-44BAIRD to open a new account by requesting an exchange into another Baird Fund.  See “Exchanging Shares.”

You may call the Funds (toll-free) at 1-866-44BAIRD to place your order for Fund shares.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

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By Mail
Make your check payable to “Baird Funds.”  All checks must be in U.S. dollars drawn on a U.S. financial institution.  Forward the check and your application to the address below.  To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares.  If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s).  The Funds will only accept payment by cashier’s check when the cashier’s check is in excess of $10,000.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order of payment.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check.  Make your check payable to “Baird Funds.”  Forward the check and stub to the address below.

By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll-free) 1-866-44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Funds of an incoming wire by calling (toll-free) 1-866-44BAIRD.  Use the following instructions:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan
Open a Fund account with one of the other methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-866-44BAIRD.  Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.  If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee.

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	To Open an Account	To Add to an Account
Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”
You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone
Call the Funds (toll-free) at 1-866-44BAIRD to place the order.  (Note: for security reasons, requests by telephone will be recorded.)  Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem.  The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan
The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Funds (toll-free) at 1-866-44BAIRD to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $50 per period.  Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

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When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
 ●    The name of the Fund;
●     The number of shares or the dollar amount of shares to be redeemed;
●     Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
●     The account number.

Payment of Redemption Proceeds
You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents.  You may receive the proceeds in one of three ways:

1)
A check mailed to your account’s address.  Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order.  Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request.  A redemption request made within 15 days of an address change will require a signature guarantee.  Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee.  This fee will be deducted from your redemption proceeds for complete redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  The fee is paid to the Transfer Agent to cover costs associated with the transfer.  The Advisor reserves the right to waive the wire fee in limited circumstances.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.  Be sure to have all necessary information from your bank.  Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
A signature guarantee or other acceptable signature verification of each owner is required to redeem shares in the following situations:

•	If you change ownership on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	For written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address request has been received by the Transfer Agent within the last 15 days; and
•	For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

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Signature guarantees are designed to protect both you and the Funds from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker-dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC.  Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at            1-866-44BAIRD before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to another.  You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class into which you would like to exchange.  Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call the Funds (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt a Fund’s performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively.  See “Your Account—Buying Shares—Market Timing Policy.”  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies

The Funds reserve the right to:

•	Vary or waive any minimum investment requirement.

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•
Reject any purchase or exchange request for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

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•
Reinvest a distribution check in your account at a Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.

•
Redeem all shares in your account if your balance falls below the Fund’s minimum requirements for the applicable class of shares.  If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

•
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker-dealer or other financial organization for details.

Distributions and Taxes

Distributions

Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gains.

Distributions from a Fund’s net investment income are declared and paid monthly.  Capital gains, if any, are generally distributed once a year.  It is expected that each Fund’s distributions will be primarily distributions of net investment income.

Each share class determines its net investment income and capital gains distributions in the same manner. However, because Investor Class shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

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All of your distributions from a Fund’s net investment income and capital gains will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Tax-Exempt Distributions
The Intermediate Municipal Bond Fund intends to make tax-exempt distributions to shareholders of income from interest earned on qualifying municipal obligations.  However, the Intermediate Municipal Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.  Income exempt from federal tax may be subject to state and local income tax.  Furthermore, if you are subject to the federal alternative minimum tax (“AMT”), you may have to pay federal tax on a portion of your distributions from tax-exempt income.  You may also be subject to tax on any capital gain realized by the Intermediate Municipal Bond Fund.  Shareholders will be advised annually as to the federal tax status of exempt-interest distributions made by the Intermediate Municipal Bond Fund for the preceding year.

Taxable Distributions
Distributions from interest earned on securities held by the Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund are taxable to most investors (unless your investment is in an individual retirement account or other tax-advantaged account) regardless of whether the distributions are received in cash or reinvested in Fund shares.  Distributions paid by a Fund (including the Intermediate Municipal Bond Fund) out of the Fund’s net investment income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income, except to the extent any of the distributions are designated as attributable to “qualified dividends,” as described below.  Distributions from a Fund’s net investment income may be eligible for the corporate dividends-received deduction.

To the extent that a Fund designates a distribution of net investment income to its shareholders as attributable to “qualified dividend” income, the receipt of such income may be eligible for the reduced rate of tax applicable to non-corporate shareholders on net long-term capital gains.  If a Fund has gross income (excluding net capital gains) of which more than 95% was qualified dividends, all of that Fund’s distributions attributable to net investment income will be eligible for the lower rates on qualified dividends.  Certain holding period requirements also must be satisfied by both a Fund and the shareholder to obtain qualified dividend treatment.  Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time a shareholder has owned Fund shares.

A distribution from a Fund’s net investment income or capital gains declared by the Fund in October, November or December, but paid during January of the following year, will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital.  Investors considering buying shares just prior to a distribution of a Fund’s net investment income or capital gains should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

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Shareholders will be advised annually as to the federal tax status of all distributions made by each Fund for the preceding year.  Distributions by the Funds may also be subject to state and local taxes.  Please note that distributions of both net investment income and capital gains are taxable even if reinvested.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

Additional tax information may be found in the SAI.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

Taxable Investments
The Intermediate Municipal Bond Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds.  These bonds produce income taxable for federal purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

If You Are Subject to the Alternative Minimum Tax
The Intermediate Municipal Bond Fund may invest up to 20% of its net assets in municipal obligations whose interest is a tax-preference item for purposes of the AMT.  If you are subject to the AMT, a portion of the Intermediate Municipal Bond Fund’s distributions to you may not be exempt from federal income tax.  If this is the case, the Intermediate Municipal Bond Fund’s net return to you may be lower.

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BAIRD FUNDS, INC. PRIVACY POLICY

This disclosure is being made pursuant to Regulation S-P concerning the Funds’ privacy policy.  It is our policy to protect the privacy and security of your personal and financial information.  We treat your information as confidential and recognize the importance of protecting access to it.

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We may collect and maintain the following personal information about you:

•
Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

We do not sell any of your information to third parties.  We do not disclose any nonpublic personal information about you to nonaffiliated third parties, except as requested or authorized by you, as necessary to process a transaction or service an account, as requested by regulatory authorities or as otherwise permitted or required by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  We may also provide your name and address to third party service providers who send account statements and other Fund-related materials to you.  We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus.

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For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide information regarding the Funds’ financial reports and portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-44BAIRD or by writing to:

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Funds’ prospectuses, SAI and the annual and semi-annual reports are also available, free of charge, on the Funds’ website at www.bairdfunds.com.

You may write to the SEC’s Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC’s Public Reference Room and review and copy documents while you are there.  For more information about the operation of the SEC’s Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street, Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. 811-09997

BAIRD FUNDS, INC.
Statement of Additional Information

Baird Short-Term Bond Fund
(Institutional Class: BSBIX)
Baird Intermediate Bond Fund
(Institutional Class: BIMIX)
(Investor Class: BIMSX)
Baird Intermediate Municipal Bond Fund
(Institutional Class: BMBIX)
(Investor Class: BMBSX)
Baird Aggregate Bond Fund
(Institutional Class: BAGIX)
(Investor Class: BAGSX)
Baird Core Plus Bond Fund
(Institutional Class: BCOIX)
(Investor Class: BCOSX)

May 1, 2010

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2010 of the Baird Short-Term Bond Fund, the Baird Intermediate Bond Fund, the Baird Intermediate Municipal Bond Fund, the Baird Aggregate Bond Fund and the Baird Core Plus Bond Fund (each a “Fund” and collectively the “Funds”).  Each Fund is a series of Baird Funds, Inc. (the “Company”).  This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus.  Copies of the Funds’ Prospectus may be obtained, free of charge by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling (toll-free) 1-866-44BAIRD, or on the Funds’ website at www.bairdfunds.com.  You should read this SAI together with the Prospectus and retain it for further reference.

The Funds’ audited financial statements for the year ended December 31, 2009 are incorporated herein by reference to the Funds’ 2009 Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Funds (toll-free) at 1-866-44BAIRD.

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BAIRD FUNDS, INC.

The Company is an open-end, diversified management investment company.  Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000.  The Company is authorized to issue shares of common stock in series and classes.  Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class.  With respect to the Short-Term Bond Fund only, the Fund is currently only offering its Institutional Class shares for sale.  The Company also offers three equity funds that are described in separate Prospectuses and SAIs.

INVESTMENT STRATEGIES AND RISKS

Investment Considerations Applicable to all Funds

Note on Percentage Limitations

Whenever an investment objective, policy or strategy of a Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

Ratings.  The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) and other nationally recognized statistical rating organizations represent their opinions as to the quality of debt securities.  Investment grade securities are securities that are of medium to high-quality and are rated in any of the four highest long-term rating categories by at least one nationally recognized statistical rating organization (e.g., BBB or above by S&P, BBB or above by Fitch or Baa or above by Moody’s).  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  Robert W. Baird & Co. Incorporated (the “Advisor”) will consider such an event in determining whether a Fund should continue to hold the security.

Securities Lending.  The Funds may lend their portfolio securities to unaffiliated domestic broker-dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned.  The Funds lend their portfolio securities in order to increase their return because of the interest and other income that the Funds can earn by investing the collateral.  During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral.  Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under “Money Market Instruments,” or any combination thereof.  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.  When a Fund lends its securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations.  The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  Dividends received by a Fund on the loaned securities are not treated as “qualified dividends” for tax purposes.  Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

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The Funds (other than the Intermediate Municipal Bond Fund) have engaged in securities lending activity since 2006 through FAF Advisors, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator, which serves as securities lending agent and receives a fee for such service.  Investments of the cash collateral received from borrowers of the Funds’ securities are made by FAF Advisors, Inc. in accordance with applicable guidelines.  The Funds have policies and procedures designed to ensure that securities are loaned only to qualified borrowers, that investments of the cash collateral are consistent with applicable guidelines, that the amount of cash collateral received is at least equal to the market value of the securities on loan (which are marked to market on a daily basis), and that the loans can be called on demand.

A few of the investments of the cash collateral made by the Funds’ securities lending agent have experienced unrealized losses.  Those securities consist of asset-backed commercial paper originally issued by the KKR Atlantic Funding Trust (now called the Atlantic East Funding, LLC) and shares of the Reserve Primary Fund, which are priced at fair value by the Valuation Committee of the Advisor.  As of March 31, 2010, the fair value of the Funds’ interests in Atlantic East Funding LLC and Reserve Primary Fund together represented between ___% and ___% of the total net assets of each Fund.  The Funds have obtained agreements from the Funds’ transfer agent and administrator (and/or certain of its affiliates) to cover losses on these investments up to certain amounts.  In addition, from July 2008 through January 2009, the Funds reserved the income they received from securities lending activity in order to protect against further losses on these investments; however, the amounts reserved during this period were recognized as income and distributed in 2009.

Money Market Instruments.  The Funds may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less.  These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase.  The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

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Investments by a Fund in commercial paper will consist of issues rated at the time A-1 by S&P, Prime-1 by Moody’s or a similar short-term credit rating by another nationally recognized statistical rating organization.  In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.

The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time.  The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.  If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.  The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

Repurchase Agreements.  The Funds may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”).  During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price.  Default or bankruptcy of the seller would, however, expose a Fund to a possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.  The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).  Securities subject to repurchase agreements will be held by the Funds’ custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository.  Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Companies.  The Funds may invest in securities issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder and any exemptive relief therefrom.  These other investment companies will generally consist of money market mutual funds as well as mutual funds and exchange-traded funds that primarily invest in fixed income securities or are related to a bond-related index.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

U.S. Government Obligations.  The Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also invest in other securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.  See “Mortgage-Backed and Asset-Backed Securities” below.

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Bank Obligations.  For purposes of the Funds’ investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.  A Fund’s investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks (similar to those discussed below under “Foreign Securities”) that are different in some respects from those of investments in obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest of such obligations.  In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Restricted Securities.  The Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase.  While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses.  The Funds may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired.  Restricted securities may include Rule 144A securities as well as Section 4(2) commercial paper.  Rule 144A securities are restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Section 4(2) commercial paper is a short-term debt instrument issued by a corporation to institutional and other accredited investors in a transaction or series of transactions exempt from registration pursuant to Section 4(2) of the 1933 Act.  A Fund may treat a Rule 144A security or Section 4(2) commercial paper as liquid if determined by the Advisor to be so under procedures adopted by the Company’s Board of Directors (the “Board”).

Borrowings and Reverse Repurchase Agreements.  The Funds may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements.  If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities.  As a result, a Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off.  The Funds have established a line of credit with their custodian bank by which each Fund may borrow money for temporary or emergency purposes.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act.  At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), the Fund will place in a segregated custodial account U.S. government securities or other liquid securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such value is maintained.  Reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Fund.

Equity Securities.  The Funds may invest up to 5% of their net assets in equity securities, including common stocks, preferred stocks, depositary receipts, warrants to purchase common and preferred stocks and securities convertible or exchangeable into common or preferred stocks.

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Preferred Stocks.  The Funds, except the Intermediate Municipal Bond Fund, may invest in preferred stocks.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.  The Funds will limit their investments in preferred stock to no more than 5% of their respective net assets.

When-Issued Purchases, Delayed Delivery and Forward Commitments.  The Funds may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the market value of a Fund’s net assets will fluctuate to a greater degree when portfolio securities are set aside to cover such purchase commitments than when cash is set aside.  In the case of a forward commitment to sell portfolio securities, a Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.  When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities.  If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases, a Fund may realize capital gains or losses.

When the Funds engage in when-issued, delayed delivery and forward commitment transactions, the Funds rely on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities.  A Fund does not earn interest on the securities the Fund has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Mortgage-Backed and Asset-Backed Securities.  The Funds, except the Intermediate Municipal Bond Fund, may purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called “asset-backed securities”) that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.  These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

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The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.  The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments.  The rate of such mortgage prepayments, and hence the life of the security, will be a function of current market rates and current conditions in the relevant housing and commercial markets.  In periods of falling interest rates, the rate of mortgage prepayments tends to increase.  During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid.  As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities.  In calculating the average weighted maturity of a Fund, the maturity of asset-backed securities will be based on estimates of average life.  There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue.  Mortgage-backed securities guaranteed by GNMA, “Ginnie Mae,” include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development.  Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-backed securities issued by FNMA, “Fannie Mae,” include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”).  Mortgage-backed securities issued by the FHLMC, “Freddie Mac,” include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).

Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the FHFA.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC. No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

As stated in the Prospectus for the Funds, mortgage-backed securities such as collateralized mortgage obligations (“CMOs”) may be purchased.  There are several types of mortgage-backed securities which provide the holder with a pro-rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities.  CMOs are issued in multiple classes and their relative payment rights may be structured in many ways.  In many cases, however, payments of principal are applied to the CMO classes in order of their respective sequential expected maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier expected maturity date are paid in full.  The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities.  They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes.  Investments in CMO certificates can expose a Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations.  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.  Each Fund will invest less than 50% of its total assets in CMOs.

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The yield characteristics of asset-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time.  As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.  Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.  Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages).  For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.  Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans.  Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying receivables.  If the servicer were to sell these receivables to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.  Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Variable Rate Medium Term Notes.  The Funds, except the Intermediate Municipal Bond Fund, may purchase variable rate medium term notes that provide for periodic adjustments in the interest rates.  The adjustments in interest rates reflect changes in an index or an applicable money rate such as the London Interbank Offered Rate (“LIBOR”).

Stripped Securities.  The Funds, other than the Intermediate Municipal Bond Fund, may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

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Bond Index.  In an effort to make a Fund’s duration and return comparable to those of its respective bond index, the Advisor will monitor the Fund’s portfolio and market changes.  The calculation of a Fund’s duration and average portfolio maturity will be based on certain estimates relating to the duration and maturity of the securities held by the Fund.  There can be no assurance that these estimates will be accurate or that the duration or average portfolio maturity of a Fund will always remain within the maximum limits described in the Prospectus.  The value of a Fund’s portfolio, as is generally the case with each bond index, can be expected to vary inversely from changes in prevailing interest rates.

Options Trading.  The Funds may purchase put and call options.  Option purchases by a Fund will not exceed 5% of the Fund’s net assets.  Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation.  This is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option.  Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.

However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.  In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option.  The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Advisor.  Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction.  The Funds bear the risk that the broker-dealer will fail to meet its obligations.  There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position.  Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligations under the option contract.  A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index.  Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The Funds, other than the Intermediate Municipal Bond Fund, may purchase put options on portfolio securities at or about the same time that the Funds purchase the underlying security or at a later time.  By buying a put, a Fund limits the risk of loss from a decline in the market value of the security until the put expires.  Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.  Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security.  A call option may also be purchased to increase a Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.  Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by a Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.  In addition, the Funds, other than the Intermediate Municipal Bond Fund, may sell covered call options listed on a national securities exchange.  Such options may relate to particular securities or to various indices.  A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund.  A call option on an index is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value.  A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.  The aggregate value of a Fund’s assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

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A Fund’s obligations under a covered call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written.  Such a purchase does not result in the ownership of an option.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms.  The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option.  A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.  A Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.  Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.  The use of covered call options will not be a primary investment technique of the Funds.  When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities.  The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written.  The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices.  If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated.  Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period.  If a covered call option on a security is exercised, a Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market.  In either event, the proceeds of the sale will be increased by the net premium originally received, and a Fund will realize a gain or loss.  Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

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As noted previously, there are several risks associated with transactions in options on securities and indices.  These risks include (i) an imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures Contracts and Related Options.  The Advisor may determine that it would be in the best interest of a Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which the Fund intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective bond index or to reduce transaction costs.  For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  No physical delivery of the underlying bonds or stocks in the index is made.  The Advisor may also determine that it would be in the interest of the Fund to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed-income securities.

A bond or stock index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included.  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”).  Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Funds may sell index futures contracts.  The Funds may do so either to hedge the value of their portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold.  Conversely, the Funds may purchase index futures contracts.  In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize index futures contracts in anticipation of changes in the composition of their portfolio holdings.  For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group.  The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if a Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

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Successful use of futures by the Funds is also subject to the Advisor’s ability to correctly predict movements in the direction of the market.  For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because the Fund will have approximately equal offsetting losses in its futures positions.  In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market.  A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract.  Initially, in accordance with the terms of the exchange on which such futures contract is traded, a Fund may be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract.  This amount is known as initial margin.  The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied.  Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

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In connection with a futures transaction, unless the transaction is covered in accordance with the Securities and Exchange Commission (the “SEC”) positions, a Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid securities equal to the entire amount at risk (less margin deposits) on a continuous basis.  The Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market).  In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.  Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities.  In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract.  Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The Funds intend to limit their transactions in futures contracts and related options so that not more than 5% of a Fund’s respective net assets are at risk.

Foreign Securities.  The Funds may invest up to 25% of their respective net assets at the time of purchase in dollar-denominated debt obligations of foreign issuers.  Such securities may be subject to greater fluctuations in price than securities of domestic corporations.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Zero-Coupon Bonds.  Zero-coupon obligations have greater price volatility than coupon obligations of the same maturity and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero-coupon obligations only if the likely relative greater price volatility of such zero-coupon obligations is not inconsistent with the Fund’s investment objective.  Although zero-coupon securities pay no interest to holders prior to maturity, interest on these securities is reported as income to a Fund and distributed to its shareholders.  These distributions must be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities.  Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

Guaranteed Investment Contracts.  The Funds, except the Intermediate Municipal Bond Fund, may make limited investments in guaranteed investment contracts (“GICs”) issued by highly rated U.S. insurance companies.  A GIC is usually a general account obligation of the issuing insurance company.  A Fund will only purchase GICs from issuers which, at the time of purchase, are rated A or higher by Moody’s or S&P, have assets of $1 billion or more and meet quality and credit standards established by the Advisor.  Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist.  Therefore, GICs are considered by the Fund to be subject to the 15% limitation on illiquid investments.  Generally, a GIC allows a purchaser to buy an annuity with the money accumulated under the contract; however, a Fund will not purchase any such annuities.

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Small Companies and Unseasoned Issuers.  Small companies in which the Funds may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities are typically traded in lower volume and because the issuers are typically subject to a greater degree of change in their earnings and prospects.

Temporary Strategies

In limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor may invest up to 100% of a Fund’s total assets in cash or similar investments (such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit).  When a Fund takes a temporary position, the Fund may not achieve its investment objective.

Other Investment Considerations – Intermediate Municipal Bond Fund

The Intermediate Municipal Bond Fund’s cash balances may be invested in short-term municipal notes and tax-exempt commercial paper, as well as municipal bonds with remaining maturities of thirteen months or less and securities issued by other investment companies which invest in high quality, short-term municipal debt securities.  The value of the Intermediate Municipal Bond Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates.

From time to time, on a temporary defensive basis due to market conditions, the Intermediate Municipal Bond Fund may hold without any limitation uninvested cash reserves and invest without any limitations in high quality, short-term taxable money market obligations in such proportions as in the opinion of the Advisor, prevailing market or economic conditions warrant.  Uninvested cash reserves will not earn income.  Taxable obligations acquired by the Fund will not exceed under normal conditions 20% of the Intermediate Municipal Bond Fund’s net assets at the time of purchase.

Municipal Obligations.  Municipal obligations which may be acquired by the Intermediate Municipal Bond Fund include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance.  Neither the Intermediate Municipal Bond Fund nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

Certain of the municipal obligations held by the Intermediate Municipal Bond Fund may be insured at the time of issuance as to the timely payment of principal and interest.  The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance.  In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders.  There is, however, no guarantee that the insurer will meet its obligations.  In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand.  The Intermediate Municipal Bond Fund may, from time to time, invest more than 25% of its assets in municipal obligations covered by insurance policies.

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The payment of principal and interest on most securities purchased by the Intermediate Municipal Bond Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.  Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities.  State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities.  The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal obligations purchased by the Intermediate Municipal Bond Fund may be backed by letters of credit issued by foreign and domestic banks and other financial institutions.  Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Intermediate Municipal Bond Fund’s portfolio securities and its ability to maintain a stable net asset value and share price.  Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

The Intermediate Municipal Bond Fund may purchase put options on municipal obligations.  A put gives the Intermediate Municipal Bond Fund the right to sell a municipal obligation at a specified price at any time before a specified date.  A put will be sold, transferred or assigned only with the related municipal obligation.  The Intermediate Municipal Bond Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Intermediate Municipal Bond Fund to invest its assets at more favorable rates.  The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security’s cost and reducing its yield.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations.  For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their calculations of federal alternative minimum taxable income.  The Company cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on municipal obligations, or which proposals, if any, might be enacted.  Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by the Intermediate Municipal Bond Fund and the liquidity and value of its portfolio.  In such an event, the Company would reevaluate the Intermediate Municipal Bond Fund’s investment objective and policies and consider possible changes in its structure or possible dissolution.

Municipal Lease Obligations.  As stated in the Prospectus, the Intermediate Municipal Bond Fund may acquire municipal lease obligations that are issued by a state or local government authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit, and their interest may become taxable if the lease is assigned.  If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Intermediate Municipal Bond Fund.  Certificates of participation in municipal lease obligations or installment sale contracts entitle the holder to a proportionate interest in the lease-purchase payments made.  The Advisor determines and monitors the liquidity of municipal lease obligations (including certificates of participation) under guidelines approved by the Board requiring the Advisor to evaluate the credit quality of such obligations and report on the nature of and the Intermediate Municipal Bond Fund’s trading experience in the municipal lease market.  Under the guidelines, municipal lease obligations that are not readily marketable and transferable are treated as illiquid.  In making a determination that a municipal lease obligation is liquid, the Advisor may consider, among other things (i) whether the lease can be canceled; (ii) the likelihood that the assets represented by the lease can be sold; (iii) the strength of the lessee’s general credit; (iv) the likelihood that the municipality will discontinue appropriating funds for the leased property because the property is no longer deemed essential to the operations of the municipality; and (v) availability of legal recourse in the event of failure to appropriate.  The Intermediate Municipal Bond Fund will not knowingly invest more than 15% of the value of its net assets in securities, including municipal leases, that are illiquid.

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Stand-By Commitments.  The Intermediate Municipal Bond Fund may acquire “stand-by commitments” with respect to municipal obligations held in its portfolio.  Under a “stand-by commitment” a dealer agrees to buy from the Intermediate Municipal Bond Fund, at the Intermediate Municipal Bond Fund’s option, specified municipal obligations at a specified price.  A “stand-by commitment” acquired by the Intermediate Municipal Bond Fund may also be referred to in this SAI as a “put” option.

The amount payable to the Intermediate Municipal Bond Fund upon its exercise of a “stand-by commitment” is normally (i) the Intermediate Municipal Bond Fund’s acquisition cost of the municipal obligations (excluding any accrued interest which the Intermediate Municipal Bond Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Intermediate Municipal Bond Fund owned the securities; plus (ii) all interest accrued on the securities since the last interest payment date during that period.  A stand-by commitment may be sold, transferred or assigned by the Intermediate Municipal Bond Fund only with the instrument involved.

The Intermediate Municipal Bond Fund expects that “stand-by commitments” will generally be available without the payment of any direct or indirect consideration.  However, if necessary or advisable, the Intermediate Municipal Bond Fund may pay for a “stand-by commitment” either separately in cash or by paying a higher price for the portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).  The total amount paid in either manner for outstanding “stand-by commitments” held by the Intermediate Municipal Bond Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each “stand-by commitment” is acquired.

The Intermediate Municipal Bond Fund intends to enter into “stand-by commitments” only with dealers, banks and broker-dealers which, in the Advisor’s opinion, present minimal credit risks.  The Intermediate Municipal Bond Fund’s reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying municipal obligations that are subject to a commitment.

The Intermediate Municipal Bond Fund would acquire “stand-by commitments” solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.  The acquisition of a “stand-by commitment” would not affect the valuation or assumed maturity of the underlying municipal securities, which would continue to be valued in accordance with the ordinary method of valuation employed by the Intermediate Municipal Bond Fund.  “Stand-by commitment” which would be acquired by the Intermediate Municipal Bond Fund would be valued at zero in determining net asset value.  Where the Intermediate Municipal Bond Fund paid any consideration directly or indirectly for a “stand-by commitment” its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Intermediate Municipal Bond Fund.

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Variable and Floating Rate Instruments.  Municipal obligations purchased by the Intermediate Municipal Bond Fund may include variable and floating rate instruments issued by industrial development authorities and other governmental entities.  If such instruments are unrated, they will be determined by the Advisor (under the supervision of the Board) to be of comparable quality at the time of purchase to investment grade.  While there may be no active secondary market with respect to a particular variable or floating rate demand instrument purchased by the Intermediate Municipal Bond Fund, the Intermediate Municipal Bond Fund may (at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved) demand payment in full of the principal of the instrument and has the right to resell the instrument to a third party.  The absence of such an active secondary market, however, could make it difficult for the Intermediate Municipal Bond Fund to dispose of a variable or floating rate demand instrument if the issuer defaulted on its payment obligation or during periods that the Intermediate Municipal Bond Fund is not entitled to exercise its demand rights, and the Intermediate Municipal Bond Fund could, for these or other reasons, suffer a loss with respect to such instruments.

With respect to the variable and floating rate instruments that may be acquired by the Intermediate Municipal Bond Fund, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand.  In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Intermediate Municipal Bond Fund can recover payment of principal as specified in the instrument.  Variable U.S. government obligations held by the Intermediate Municipal Bond Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

Other Investment Considerations — Core Plus Bond Fund

Non-Investment Grade Debt Securities (High Yield or Junk Bonds).  The Core Plus Bond Fund may invest up to 20% of its net assets in non-investment grade bonds.  While generally offering higher yields than investment grade securities with similar maturities, non-investment grade debt securities involve greater risks, including the possibility of default or bankruptcy.  They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes.  All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise.  The market values of non-investment grade debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated debt securities, which react primarily to fluctuations in the general level of interest rates.  Non-investment grade debt securities also tend to be more sensitive to economic conditions than are higher-rated securities.  As a result, they generally involve more credit risks than securities in the higher-rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non-investment grade debt securities may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.  Further, if the issuer of a non-investment grade debt security defaulted, the Core Plus Bond Fund might incur additional expenses to seek recovery.  Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Core Plus Bond Fund’s net asset value.

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Payment Expectations.  Non-investment grade debt securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion.  During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate.  To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Core Plus Bond Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Core Plus Bond Fund.

Credit Ratings.  Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities.  They do not, however, evaluate the market value risk of non-investment grade debt securities and, therefore, may not fully reflect the true risks of an investment.  In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security.  Consequently, credit ratings are used only as a preliminary indicator of investment quality.  Investments in non-investment grade debt securities will be more dependent on the Advisor’s credit analysis than would be the case with investments in investment grade debt securities.  The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings.  The Advisor continually monitors the Core Plus Bond Fund’s investments and carefully evaluates whether to dispose of or to retain non-investment grade debt securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation.  The Core Plus Bond Fund may have difficulty disposing of certain non-investment grade debt securities because there may be a thin trading market for such securities.  Because not all dealers maintain markets in all non-investment grade debt securities there is no established retail secondary market for many of these securities.  The Core Plus Bond Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities.  The lack of a liquid secondary market may have an adverse impact on the market price of the security.  The lack of a liquid secondary market for certain securities may also make it more difficult for the Core Plus Bond Fund to obtain accurate market quotations for purposes of valuing the Core Plus Bond Fund.  Market quotations are generally available on many non-investment grade debt securities issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During periods of thin trading, the spread between bid and asked prices is likely to increase significantly.  In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade debt securities, especially in a thinly traded market.

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Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short-term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of a Fund.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent short-term capital gains are realized, distributions attributable to such gains will be taxed at ordinary income rates for federal income tax purposes.  The table below shows the portfolio turnover rate for each Fund for the fiscal years ended December 31, 2009, 2008 and 2007.

Portfolio Turnover Rate
	2009	2008	2007
Short-Term Bond Fund	55.5%	98.5%	36.6%
Intermediate Bond Fund	38.6%	32.9%	42.5%
Intermediate Municipal Bond Fund	0.7%	0.9%	5.6%
Aggregate Bond Fund	37.7%	21.9%	33.6%
Core Plus Bond Fund	33.2%	27.7%	47.4%

INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities.  A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

Each Fund:

1.           May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

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2.           May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments); and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets.  The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3.           May not issue senior securities, except as permitted under the 1940 Act.

4.           May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.

5.           May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.           May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments; or (ii) engaging in repurchase agreements.

7.           May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry; provided, however, that with regard to the Intermediate Municipal Bond Fund, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments.

8.           May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.           With respect to the Intermediate Municipal Bond Fund, may not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or during unusual market conditions.  For purposes of this fundamental policy, municipal obligations that are subject to federal alternative minimum tax are considered taxable.

With respect to Fundamental Investment Limitation No. 7, each Fund defines “industry” in accordance with the Global Industry Classification Standards (“GICS”), an industry classification system developed by S&P in collaboration with Morgan Stanley Capital International (“MSCI”).  GICS is comprised of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries.  A company is assigned to a single GICS sub-industry according to the definition of its principal business activity as determined by S&P and MSCI.  Revenues are a significant factor in defining principal business activity; however, earnings analysis and market perception are also important criteria for classification.  Each Fund may be concentrated in a sector but will not be concentrated in any industry.  With regard to the Intermediate Municipal Bond Fund, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions even though the proceeds from the sale of those instruments by such governmental authorities may be used to fund projects in particular industries.

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With respect to Fundamental Investment Limitation No. 8, as it relates to the Intermediate Municipal Bond Fund, real estate shall include real estate mortgages.  Although the foregoing investment limitations would permit the Intermediate Municipal Bond Fund to invest in options, futures contracts, options on futures contracts and engage in securities lending, the Intermediate Municipal Bond Fund does not currently intend to trade in such instruments (except that the Intermediate Municipal Bond Fund may purchase put options on municipal obligations) or lend portfolio securities.  Prior to engaging in any such transactions, the Intermediate Municipal Bond Fund will provide its shareholders with notice and add any additional descriptions concerning the instruments to the Prospectus and this SAI as may be required.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Funds to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.

Non-Fundamental Investment Limitations

The following are the Funds’ non-fundamental operating policies, which may be changed by the Board without shareholder approval.

Each Fund may not:

1.           Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.           Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.           Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4.           Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5.           Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

6.           With respect to each of the Short-Term Bond Fund, Intermediate Bond Fund, the Aggregate Bond Fund and the Core Plus Bond Fund, make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60-day notice.

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Each Fund’s non-fundamental investment policies listed above may be changed with the approval of the Board.  Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or a Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

NET ASSET VALUE

Shares of the Funds are sold on a continual basis at the net asset value (“NAV”) next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Shares of the Funds may be purchased or redeemed only on days in which both the New York Stock Exchange (“NYSE”) and the Federal Reserve are open.

The NAV per share for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (currently, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE or the Federal Reserve is not open.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The Federal Reserve is closed on those holidays, plus Columbus Day and Veterans Day.  The NAV per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividends accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class.  The result, rounded to the nearest cent, is the NAV per share.

When determining NAV, expenses are accrued and applied daily.  Debt securities are generally valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated NAV.  Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange (including NASDAQ) for which there were no transactions on a given day, and securities not listed on a national securities exchange (including NASDAQ), are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available or are not priced by an independent pricing service are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board.  In accordance with such procedures, the Advisor may obtain prices from an alternative independent pricing service or use broker quotes or, if prices from an alternative independent pricing service or broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account relevant factors and available information.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

The unprecedented financial market volatility and lack of liquidity in certain sectors of the bond markets experienced since 2008 may cause the prices of some of the securities held by the Funds to fluctuate significantly from day to day and from period to period.  Nearly all of the securities held by the Funds are priced by Interactive Data Corporation (IDC), an independent pricing service, using evaluation methodologies that integrate information from various market sources, such as observed market data, credit quality information, perceived market movements, credit spreads, news and other relevant information, into analytical pricing models to derive market prices for bonds on a daily basis.  Although many other mutual fund companies and institutions use IDC to price their securities, the pricing of certain fixed income securities, particularly under current conditions, is subject to some extent to the price evaluator’s judgment and IDC’s prices may vary significantly on any given day from prices obtained from other sources and from prices that may be obtained from an actual sale of securities.

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The calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 p.m. Central time, and at other times, may not be reflected in the calculation of NAV of the Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services.  Broker-dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution, administrative, sub-transfer agency or other shareholder services.  These payments may be in addition to any amounts paid by the Funds under the distribution and shareholder services plan adopted by the Board (see “Distribution Plan,” below).  Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided.  Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.  The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right.  Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.  The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind.  The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in assets other than cash.

Involuntary Redemptions.  In addition to the situations described in the Funds’ Prospectus under “General Transaction Policies,” a Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus.

Exchange Privilege.  By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine.  The Transfer Agent’s records of such instructions are binding.  The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Shares in a Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt.  Shares of the new Fund into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments.  Exchanges of shares will be available only in states where they may legally be made.

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Automatic Investment Plan.  The Investor Class and Institutional Class shares of the Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly or quarterly basis ($100 minimum per transaction).  Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month or quarter and applies the amount to the purchase of Fund shares.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals.  This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices.  In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends.  Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market.  In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan.  The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments.  Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus.  For further information about this form of payment, contact the Funds (toll-free) at 1-866-44BAIRD.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

Individual Retirement Accounts (Investor Class Only).  The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving.  However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her non-working spouse under age 70 ½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income.  For 2010, a single individual with adjusted gross income of up to $120,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $177,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

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The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only).  The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”).  If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”).  Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA.  The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation.  Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds.  Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll-free) at 1-866-44BAIRD.  The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation.  The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of eight series (five of which are listed below) (each, a “series” or “Fund”).  Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth next to its Fund name in the table below:

Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	Short-Term Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Intermediate Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Intermediate Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Aggregate Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Core Plus Bond Fund	Indefinite
Institutional Class		Indefinite

The remaining series of common stock representing interests in three separate investment portfolios are described in separate SAIs.  The Board may classify or reclassify any particular class of shares into one or more additional series or classes.  Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of investment income and capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation.  However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder services plan (see “Distribution Plan,” below).

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ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes.  If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a corporation, although corporate shareholders could be eligible for the dividends received deduction.

The Intermediate Municipal Bond Fund intends to invest all, or substantially all, of its assets in debt obligations, the interest on which is exempt for federal income tax purposes.  For the Intermediate Municipal Bond Fund to pay tax-exempt distributions for any taxable year, at least 50% of the aggregate value of its assets at the close of each quarter of its taxable year must consist of municipal obligations that are exempt under Section 103 of the Code.  A portion of a tax-exempt distribution declared by the Intermediate Municipal Bond Fund may consist of income attributable to certain private activity bonds which must be taken into account in calculating an individual and corporate shareholder’s alternative minimum tax.

The Intermediate Municipal Bond Fund is designed to provide investors with current tax-exempt interest income.  The Intermediate Municipal Bond Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal.  Shares of the Intermediate Municipal Bond Fund may not be suitable for tax-exempt institutions, or for retirement plans qualified under Section 401 of the Code, H.R. 10 (Keogh) plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund’s distributions being tax-exempt, but such distributions ultimately would be taxable to the beneficiaries when distributed to them.  In addition, the Intermediate Municipal Bond Fund may not be an appropriate investment for entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof.  “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities, or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired.  “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Funds are managed under the direction of the Board.  The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or other applicable law.

Board Leadership Structure

The Board is comprised of four Independent Directors – John W. Feldt, Frederick P. Stratton, Jr., Maryln J. Spear and G. Frederick Kasten, Jr. – and one Interested Director – Cory L. Nettles.  Mr. Kasten, an Independent Director, serves as Chairman of the Board.  The Board has established two standing committees – the Audit Committee and the Nominating Committee.  Mr. Feldt, an Independent Director, serves as Chairman of the Audit Committee.  The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

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Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below.  The Board reviews its leadership structure regularly.  The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board’s role is one of oversight rather than management.  The Board’s committee structure assists with this oversight function.  The Board’s oversight extends to the Funds’ risk management processes.  Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Advisor reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole.  The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

The Board has appointed the CCO who reports directly to the Independent Directors and who participates in the Board’s regular meetings.   In addition, the CCO presents an annual report to the Board in accordance with the Funds’ compliance policies and procedures.  The CCO, together with the Company’s Secretary, regularly discusses risk issues affecting the Company during Board meetings.  The CCO also provides updates to the Board on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or representatives of the Advisor’s legal department report to the Board in the event any material risk issues arise in between Board meetings.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table.    Each officer and Director holds the same positions with the Company and each Fund.

Independent Directors
Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Overseen by Director	Other Directorships Held by Director
John W. Feldt c/o University of Wisconsin Foundation 1848 University Avenue Madison, WI 53705 Age: 67	Independent Director	Indefinite; Since September 2000	Retired; Senior Vice President-Finance, University of Wisconsin Foundation (1985-2006); Vice President-Finance, University of Wisconsin Foundation (1980-1985); Associate Director, University of Wisconsin Foundation (1967-1980)	8	Director of Thompson Plumb Funds, Inc., a mutual fund complex (3 portfolios); Trustee of Nakoma Mutual Funds, a mutual fund complex (1 portfolio)

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Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Overseen by Director	Other Directorships Held by Director
Frederick P. Stratton, Jr. 10134 N. Port Washington Road, #2B Mequon, WI 53092 Age: 70	Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003; Chairman of the Board, Briggs & Stratton Corporation (2001-2002); Chairman and CEO, Briggs & Stratton Corporation (1986-2001)	8	Director of Weyco Group, Inc., a men’s footwear distributor; Wisconsin Energy Corporation and its subsidiaries Director of Wisconsin Electric Power Company and Wisconsin Gas LLC
Marlyn J. Spear, CFA P. O. Box 530 500 Elm Gove Road Elm Grove, WI 53122 Age: 56	Independent Director	Indefinite; Since January 2008	Chief Investment Officer, Building Trades United Pension Trust Fund, since July 1989; Investment Officer, Northwestern Mutual Financial Network (1988-1989); Assistant Vice President, Firstar Trust Company (1978-1987); Financial Analyst, Harco Holdings, Inc. (1976-1978)	8	Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex (1 portfolio)
G. Frederick Kasten, Jr. 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 70	Independent Director and Chairman	Indefinite; Since September 2000	Retired; Chairman, the Advisor (January 2000-December 2005); Chairman and CEO, the Advisor (January 1998-January 2000); President, Chairman and CEO, the Advisor (June 1983-January 1998); President, the Advisor (January 1979-January 1983)	8	Director of Regal-Beloit Corporation, a manufacturing company

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Interested Director
Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Cory L. Nettles* Generation Growth Capital, Inc. 411 East Wisconsin Avenue, Suite 1710 Milwaukee, WI 53202 Age: 39	Interested Director	Indefinite, Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm, since January 2005; Secretary, Wisconsin Department of Commerce (January 2003- January 2005)	8	Director of Weyco Group, Inc., a men’s footwear distributor; Director of The PrivateBank, a financial institution

* Mr. Nettles is considered an “interested person” of the Company (as defined in the 1940 Act) because of his association with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate, trademark and miscellaneous securities related matters that did not relate to the Company or the Funds.

Officers

Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary Ellen Stanek 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 53	President	Re-elected by Board annually; Since September 2000	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000
Charles B. Groeschell 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 56	Vice President	Re-elected by Board annually; Since January 2010	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000
Todd S. Nichol 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 47	Vice President and Chief Compliance Officer	Re-elected by Board annually; Since August 2004
Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice President, the Advisor (January 2004-January 2005)

Russell P. Schwei 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 50	Vice President	Re-elected by Board annually; Since September 2000	Director of Operations, the Advisor since July 1992; Managing Director, the Advisor since January 1997

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Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Leonard M. Rush 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 63	Treasurer	Re-elected by Board annually; Since September 2000	Chief Financial Officer, the Advisor since January 2000
Charles M. Weber 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 46	Secretary	Re-elected by oard annually; Since September 2005
Managing Director, the Advisor since January 2009; Senior Vice President, the Advisor (July 2005 – December 2008); Associate General Counsel, the Advisor since July 2005; Partner, Quarles & Brady LLP, a law firm (October 1998-June 2005)

Laura E. Piotrowski 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 40	Assistant Treasurer	Re-elected by Board annually; Since August 2007	Managing Director, the Advisor since January 2008; Senior Vice President of the Advisor (January 2003- December 2007); Controller, the Advisor since January 2003
John R. Sokolowski 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 34	AML Compliance Officer	Re-elected by Board annually; Since March 2009
AML Compliance Officer, the Advisor since March 2009; Internal Auditor, the Advisor (December 2006 - March 2009); Accounting Analyst, UMB Fund Services (December 2005 – December 2006); United States Air Force (July 2001 – December 2005)

Bret T. Reese 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 40	Assistant Secretary	Re-elected by Board annually; Since August 2006
First Vice President, the Advisor since January 2009; Vice President, the Advisor (June 2005 – December 2008); Associate General Counsel, the Advisor since June 2005; Senior Financial Analyst, the Advisor (August 2004-June 2005)

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

John W. Feldt.  Mr. Feldt has served as a Director of the Company since September 2000.  He also serves as an independent director of Thompson Plumb Funds, Inc., a mutual fund complex with three portfolios, and an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio.  While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President-Finance from 1985 to 2006, as Vice President-Finance from 1980 to 1985 and as Associate Director from 1967-1980.  Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.

Frederick P. Stratton, Jr.  Mr. Stratton has served as a Director of the Company since May 2004.  He also serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC.  Mr. Stratton has served as Chairman Emeritus of Briggs & Stratton Corporation, a manufacturing company, since 2003.  At Briggs & Stratton Corporation, he also served as Chairman from 2001 to 2002 and Chairman and CEO from 1986 to 2001.  While at Briggs & Stratton Corporation, Mr. Stratton had management responsibilities for the company’s retirement trust assets.  In addition, prior to joining Briggs & Stratton Corporation, he spent eight years as an investment analyst and was a CFA charterholder.  Through his board experience with mutual funds and public companies and his business experience, Mr. Stratton is experienced with financial, accounting, regulatory and investment matters.

Marlyn J. Spear, CFA.  Ms. Spear has served as a Director of the Company since January 2008.  She serves as Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex with one portfolio.  Ms. Spear has served as Chief Investment Officer of the Building Trades United Pension Trust Fund since July 1989.  She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978.  Ms. Spear has earned the Chartered Financial Analyst designation.  Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

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G. Frederick Kasten, Jr.  Mr. Kasten has served as a Director and Chairman of the Company since September 2000.  He serves as an independent director of Regal-Beloit Corporation, a manufacturing company.  Mr. Kasten has held numerous positions with the Advisor including Chairman from January 2000 to December 2005, Chairman and CEO from January 1998 to January 2000, President, Chairman and CEO from June 1983 to January 1998, and President from January 1979 to January 1983.  Through his board experience with mutual funds and public companies and his business experience, Mr. Kasten is experienced with financial, accounting, regulatory and investment matters.

Cory L. Nettles.  Mr. Nettles has served as a Director of the Company since January 2008.  He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and The PrivateBank, a financial institution.  Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since March 2007.  He is also Of Counsel at Quarles & Brady LLP, a law firm, since January 2005.  Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from January 2003 to January 2005.  Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

Board Committees

     The Board has two standing committees — an Audit Committee and a Nominating Committee.  The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi-annually.  During the fiscal year ended December 31, 2009, the Audit Committee met two times.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Audit Committee.

    The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary.  During the fiscal year ended December 31, 2009, the Nominating Committee did not meet.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Nominating Committee.  The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders.  Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

A Valuation Committee, which is not comprised of members of the Board, was established by the Board.  The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Funds when market prices are not readily available or are deemed to be inaccurate or prices are not otherwise provided by a third-party pricing service approved by the Board or an independent dealer, after considering all relevant factors.  The Valuation Committee’s fair value determinations are subsequently reported to the Board.  The Valuation Committee meets as necessary when a price is not readily available.  During the fiscal year ended December 31, 2009, the Valuation Committee met twelve times.  The Valuation Committee consists of: Leonard M. Rush, Treasurer; Mary Ellen Stanek, President; Laura E. Piotrowski, Assistant Treasurer; Patrick S. Lawton, Managing Director of the Advisor; Mark A. Roble, Managing Director of the Advisor; Jay E. Schwister, Senior Vice President of the Advisor; Gary A. Elfe, Managing Director of the Advisor; and Todd A. Nichol, Chief Compliance Officer.

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Board Compensation

With respect to fiscal year ended December 31, 2009, each Director received an annual fee of $30,000, plus $2,500 per Board meeting attended ($1,250 per meeting attended by telephone).  For 2010, the Directors will receive an annual fee of $40,000 plus $5,000 per meeting attended in person (or $2,500 per meeting attended by telephone).  In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings.  Committee members do not receive compensation for committee meetings attended.  Officers of the Funds receive no compensation or expense reimbursement from the Funds or the Advisor for serving in such capacity, except that the Advisor pays compensation to Todd S. Nichol for his services as Chief Compliance Officer of the Funds.  Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.  For the fiscal year ended December 31, 2009, the Directors received the following compensation:

Name of Director	Aggregate Compensation from Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors (1)
John W. Feldt	$0	$0	$0	$___
G. Frederick Kasten, Jr.	$0	$0	$0	$___
Cory L. Nettles	$0	$0	$0	$___
Marlyn J. Spear	$0	$0	$0	$___
Frederick P. Stratton, Jr.	$0	$0	$0	$___

(1)  Compensation shown this column represents compensation paid directly by three series of the Company discussed in separate SAIs (the Baird LargeCap Fund, Baird MidCap Fund and Riverfront Long-Term Growth Fund.  During fiscal 2009, compensation received by the Directors for overseeing all series of the Company, including the other Funds within the Fund Complex (not discussed in this SAI), totaled $___ for John W. Feldt, $___ for G. Fredrick Kasten, Jr., $___ for Marlyn J. Spear, $___ for Frederick P. Stratton, Jr., and $___ for Cory L. Nettles.  Of the total amount paid to Directors, $____ was paid by the Advisor and the remainder ($___) was paid directly by the three series of the Company as set forth in this column.

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Board Ownership of the Funds

As of December 31, 2009, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):
Name of Director	Short-Term Bond Fund	Intermediate Bond Fund	Intermediate Municipal Bond Fund	Aggregate Bond Fund	Core Plus Bond Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John W. Feldt	None	None	$50,001- $100,000	None	None	Over $100,000
Marlyn J. Spear	None	None	$50,001- $100,000	None	None	$50,001- $100,000
Frederick P. Stratton, Jr.	Over $100,000	Over $100,000	Over $100,000	None	None	Over $100,000
G. Frederick Kasten, Jr.	Over $100,000	None	Over $100,000	Over $100,000	None	Over $100,000
Cory L. Nettles	$1- $10,000	None	$1- $10,000	None	None	$10,001- $50,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds as of March 31, 2010:

Short-Term Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
Robert W. Baird & Co. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	___	__%
The Gavi Fund 1776 I Street NW, Suite 600 Washington, D.C. 20006-3765	Institutional	___	__%
Charles Schwab & Co., Inc For the Sole Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	Institutional	___	__%
Mac & Company c/o MSCS Financial Services P.O. Box 3198 Pittsburg, PA 15230-3198	Institutional	___	__%

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Intermediate Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
National Financial Services One World Financial Center 200 Liberty Street, 5th Floor New York, NY 10281-5503	Institutional	___	__%
Mitra & Company c/o Marshall & Illsley Trust Co., N.A. 11270 W. Park Place, Suite 400 Milwaukee,WI 53224-3638	Institutional	___	__%
Wells Fargo Bank, NA FBO Hazelden Investment-Mutual Fund P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional	___	__%
Fifth Third Bank Trustee FBO Moose International P.O. Box 3385 Cincinnati, OH 45263-0001	Institutional	___	__%
State Street Bank & Trust Co. CHP Workers Compensation Self Insurance Trust 615 Elsinore Place Cincinnati, OH 45202-1459	Institutional	___	__%
Charles Schwab & Co., Inc For the Sole Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	Investor	___	__%
Jeremy D. McGaffey 12852 NW Shoreland Drive Mequon, WI 53097-2304	Investor	___	__%
Patricia J. Shaffer 26219 N. Orchard Barrington, IL 60010-7009	Investor	___	__%

Intermediate Municipal Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
National Financial Services One World Financial Center 200 Liberty Street, 5th Floor New York, NY 10281-5503	Institutional	___	__%

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Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
Charles Schwab & Co., Inc For the Sole Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	Institutional	___	__%
Charles Schwab & Co., Inc For the Sole Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	Investor	___	__%
National Financial Services One World Financial Center 200 Liberty Street, 5th Floor New York, NY 10281-5503	Investor	___	___%

Aggregate Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
Saxon & Company, Inc. c/o PNC Bank N.A. P.O. Box 7780-1888 Philadelphia, PA 19182-0001	Institutional	___	___%
Edward D. Jones & Co. 201 Progress Parkway Maryland Heights, MO 63043-3009	Institutional	___	__%
National Financial Services One World Financial Center 200 Liberty Street, 5th Floor New York, NY 10281-5503	Institutional	___	__%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-0000	Institutional	___	__%
Mitra & Company c/o Marshall & Ilsley Trust Co., N.A. 11270 W. Park Place, Suite 400 Milwaukee, WI 53224-3638	Institutional	___	__%
Mori & Company 911 Main Street, Suite 201 Kansas City, MO 64105-5304	Institutional	___	__%
Charles Schwab & Co., Inc For the Sole Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	Investor	1,989,502	2.13%

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Name and Address of Owner	Class of Shares	Number of	Percent of Fund	Type of Ownership
Citigroup Global Markets, Inc. 333 West 34th Street- 3rd Floor New York, NY 10001-2402	Investor	___	__%
Lakeview Village Inc. 9100 Park Street Lenexa, KS 66215-3353	Investor	___	__%

Core Plus Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
National Financial Services One World Financial Center 200 Liberty Street, 5th Floor New York, NY 10281-5503	Institutional	___	__%
Charles Schwab & Co., Inc For the Sole Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	Institutional	___	__%
Strafe & Co. FBO Defense Research Institute P.O. Box 160 Westerville, OH 43086-0160	Institutional	___	__%
Mo-Kan Teamsters Pension Fund c/o State Street Bank 805 Pennsylvania Avenue Tower II Kansas City, MO 64105	Institutional	___	___%
Associated Trust Co., NA FBO Reinhart, Boerner, Van Deuren S.C. 401(k) Profit Sharing Plan P.O. Box 22037 Green Bay, WI 54305-2037	Institutional	___	___%
National City Bank TTEE FBO Roofers & Waterproofers, Local 44 Pension Plan P.O. Box 94984 Cleveland, OH 44101-4984	Institutional	___	___%
Citigroup Global Markets, Inc. 333 West 34th Street- 3rd Floor New York, NY 10001-2402	Investor	___	__%

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Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
Wilmington Trust Company TTEE FBO Arthur J. Gallagher Supplemental Savings & Thrift Plan PO Box 8971 Wilmington, DE 19889-8971	Investor	___	__%
National Financial Services One World Financial Center 200 Liberty Street, 5th Floor New York, NY 10281-5503	Investor	___	__%

Any person that beneficially owns more than 25% of the outstanding shares of a Fund or a Class may be considered a “controlling person” of such Fund or Class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

As of March 31, 2010, the officers and Directors of the Company did not own any Investor Class shares of any Fund and owned less than 1% of the outstanding Institutional Class shares of the Intermediate Bond, Aggregate Bond, Core Plus Bond and Short-Term Bond Funds.  As of March 31, 2010, officers and Directors of the Company as a group owned ___% of the Intermediate Municipal Bond Fund’s Institutional Class of shares.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interests.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions.  Accordingly, the cost of transactions may vary among different brokers.  With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

The investment advisory agreement between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates.  In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis.  In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Agreement authorizes the Advisor to cause the Funds to pay commissions for brokerage and research services, a practice commonly referred to as “soft dollars.”  The Advisor has adopted a soft dollar policy requiring it to undertake a three-step analysis to determine whether a research product or service falls within the Section 28(e) safe harbor.  First, the Advisor must determine whether the product or service constitutes eligible research services under Section 28(e).  Second, the Advisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Advisor’s investment decision-making responsibilities.  Third, the Advisor must make a good faith determination that the amount of the commissions paid by the Funds and other clients of the Advisor is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.

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The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Advisor in performing its investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets.  Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in stock; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software, financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content.  The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer.    The Advisor does not currently use soft dollars for the Funds.  There are no directed brokerage arrangements involving the use of commissions for the Funds in exchange for research services.  In considering dealers through which the Advisor will buy or sell fixed income securities for the Funds, the Advisor will select the dealers that provide the best price and execution.  However, the Advisor may place a trade for a fixed income security with a dealer that provides research services to the Advisor so long as the price to be paid by the dealer is not worse than prices provided by other dealers for the same security.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds.  The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds.  Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares.  The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act), acting as principal.   However, pursuant to SEC rules, the Funds may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis.  To date, the Funds have not done so.  The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.

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The Advisor manages numerous accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds.  The Advisor allocates investment opportunities across the Funds and its other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others.  In making investment allocations, the Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.  The Funds generally do not invest in initial public offerings of equity securities, so allocations of new issues are usually not required.

The Advisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds.  The Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices.  However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts.  Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements.  Each account participating in an aggregated order will receive the same average price.

For the fiscal years ended December 31, 2009, 2008 and 2007, excluding undisclosed dealer commissions or mark-up/downs, the Funds did not pay any brokerage commissions.  If such undisclosed dealer commissions or mark-up/downs were included, the Funds’ brokerage commissions would be higher.

Unless otherwise noted below, during the fiscal year ended December 31, 2009, the Funds did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act):

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 12/31/09)*
Short-Term Bond Fund	The Goldman Sachs Group, Inc.	$_____
	Merrill Lynch	$_____
	Bear Stearns Company, Inc.	$_____
	Deutsche Bank AG	$______

Intermediate Bond Fund	Merrill Lynch	$_____
	Bear Stearns Company, Inc.	$_____
	The Goldman Sachs Group, Inc.	$_____
	Citigroup Inc.	$_____
	JP Morgan Chase & Co.	$_____
	Lehman Brothers Holdings Inc.	$_____

Aggregate Bond Fund	Merrill Lynch	$_____
	First Tennessee	$_____
	Citigroup Inc.	$_____
	Bear Stearns Company, Inc.	$_____
	The Goldman Sachs Group, Inc.	$_____
	JP Morgan Chase & Co.	$_____
	Deutsche Bank AG	$____
	Lehman Brothers Holdings Inc.	$____

Core Plus Bond Fund	The Goldman Sachs Group, Inc.	$_____
	Merrill Lynch	$______

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Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 12/31/09)*
	First Tennessee	$_____
	Citigroup Inc.	$_____
	Bear Stearns Company, Inc.	$____
	JP Morgan Chase & Co.	$____
	Lehman Brothers Holdings Inc.	$____

* All of the securities represent corporate debt securities of the regular broker-dealer or its affiliate.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Pursuant to an Investment Advisory Agreement dated September 29, 2000, as amended (the “Advisory Agreement”), Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI  53202, furnishes continuous investment advisory services and management to the Funds.  The Advisor is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919.

Baird Financial Corporation, a holding company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of the Advisor.  Baird Holding Company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of Baird Financial Corporation.  Employees of the Advisor own substantially all of the outstanding stock of Baird Holding Company.

The Advisory Agreement is required to be approved annually (a) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board or by the vote of the shareholders.  The Advisory Agreement with respect to the Funds was most recently approved by the Independent Directors on August 20, 2009.  The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice.  The Advisory Agreement will continue in effect, unless sooner terminated, for successive one-year periods so long as it is approved annually.  In the Advisory Agreement, the Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities.  These expenses do not include the cost of securities and other investments purchased or sold for a Fund and do not include brokerage commissions and any other transaction charges.  Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

As compensation for its advisory services under the Advisory Agreement, the Funds pay to the Advisor a monthly management fee at the annual rate of 0.25% of the average daily NAV of the applicable Fund.  From time to time, the Advisor may voluntarily waive all or a portion of its management fee for a Fund.  For the fiscal years ended December 31, 2009, 2008 and 2007, the Funds paid the following management fees to the Advisor under the Advisory Agreement:

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	2009	2008	2007
Short-Term Bond	$1,000,647	$562,946	$427,748
Intermediate Bond Fund	$1,159,260	$1,091,957	$872,183
Intermediate Municipal Bond Fund	$1,273,391	$359,479	$197,632
Aggregate Bond Fund	$2,612,894	$2,048,386	$1,282,165
Core Plus Bond Fund	$554,906	$409,894	$172,649

In addition, the Advisor has contractually agreed to reimburse fees and expenses incurred by each Fund in connection with a Fund’s investments in other investment companies, if any, to the extent that such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets.  This expense reimbursement agreement will continue in effect at least through April 30, 2011 and will continue for successive renewal terms of one year, unless either the Board of Directors or the Advisor terminates the agreement prior to such renewal.

In addition to the Advisory Agreement, the Company, on behalf of the Funds, has entered into an Administration Agreement (the “Administration Agreement”) with the Advisor.  Under the Administration Agreement, the Advisor renders all administrative and supervisory services to the applicable Fund.  The Advisor oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations.  The Advisor also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 under the 1940 Act.  The Advisor is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations.  The Advisor has delegated some of its administrative and other responsibilities to U.S. Bancorp Fund Services, LLC (“USBFS”) and is responsible for paying all fees and expenses of USBFS.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund, excluding management fees, borrowing costs, commissions and other costs directly related to portfolio securities transactions and extraordinary or non-recurring expenses.  Each Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to the Administration Agreement, the Advisor receives a fee that is paid monthly at an annual rate of 0.05% of the applicable Fund’s average daily net assets.  For the fiscal years ended December 31, 2009, 2008 and 2007, the Funds paid the following administration fees to the Advisor under the Administration Agreement:

	2009	2008	2007
Short-Term Bond Fund	$200,130	$112,589	$85,549
Intermediate Bond Fund	$231,852	$218,391	$174,437
Intermediate Municipal Bond Fund	$254,678	$71,896	$39,526
Aggregate Bond Fund	$522,579	$409,677	$256,433
Core Plus Bond Fund	$110,981	$81,979	$34,530

The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.

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Proxy Voting Policies

The Funds generally do not vote proxies because they invest in bonds and other fixed income securities which are not entitled to vote.  In the event a Fund invests in voting securities, the Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Board has also authorized the Advisor to retain a third party proxy voting service, such as RiskMetrics Group (“RiskMetrics”), to provide recommendations on proxy votes.  The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by RiskMetrics, and in the best interest of clients and Fund shareholders.  However, because RiskMetrics’ guidelines do not address all potential voting issues and do not necessarily correspond to the Advisor’s opinions, there may be instances where the Advisor may not vote strictly according to the RiskMetrics’ guidelines.  In such a case, the Advisor submits the matter to its proxy voting committee.

In situations where the Advisor’s interests conflict, or appear to conflict, with client interests, the proxy voting committee will take one of the following steps to resolve the conflict:

•	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as RiskMetrics;

•	Vote the securities in accordance with the best interest of clients, as determined in good faith by the committee, without consideration of any benefit to the Advisor or its affiliates; or

•
If the securities are held by a Fund, disclose the conflict to the Board and obtain the Fund’s direction as to how to vote the proxies (which shall be determined by a majority of the Independent Directors).

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Code of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j-1 of the 1940 Act.  The Code of Ethics governs the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Funds.  The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions.  The Code of Ethics includes pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

Fund Sub-Administration

Pursuant to a Sub-Administration Agreement between USBFS and the Advisor, USBFS provides administrative personnel and services (including blue-sky services) to the Company and the Funds.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company.  All fees and expenses due to USBFS under the Sub-Administration Agreement are paid by the Advisor, not the Funds.

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Custodian

U.S. Bank, N.A. (“U.S. Bank”), 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Funds’ assets.  Under the Custody Agreement between U.S. Bank and the Funds (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Funds’ operations.  U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.  U.S. Bank and USBFS are affiliates.  U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.  All fees and expenses due to U.S. Bank under the Custody Agreement are paid by the Advisor, not the Funds.

Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Servicing Agreement (the “Transfer Agent Servicing Agreement”).  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.  All fees and expenses due to USBFS under the Transfer Agent Servicing Agreement are paid by the Advisor, not the Funds.

Fund Accounting

In addition, the Funds have entered into a Fund Accounting Servicing Agreement (the “Accounting Agreement”) with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds.  For the fiscal years ended December 31, 2009, 2008 and 2007, USBFS did not receive any fees from the Funds under the Accounting Agreement because USBFS was paid for its services by the Advisor pursuant to the Sub-Administration Agreement between USBFS and the Advisor, as described under “Fund Sub-Administration,” above.

Financial Intermediaries

From time to time, the Advisor or Distributor may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans.  These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request.

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PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus under “The Investment Management Team,” each portfolio manager listed below is jointly responsible for the day-to-day management of each Fund and is jointly responsible for the day-to-day management of the other accounts set forth in the following table.  None of the Advisor’s mutual fund clients pays a performance-based fee to the Advisor.  None of the portfolio managers manages any pooled investment vehicles other than the Funds and the investment companies listed below.

Other Accounts Managed by the Portfolio Managers(1)

	Other Registered Investment Companies		Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets (000s)	Number	Total Assets (000s)	Number with Performance-Based Fees	Total Assets (000s) of Accounts with Performance–Based Fees
Mary Ellen Stanek	3	$174,000	121	$15,000,000	1	$725,000
Gary A. Elfe	3	$174,000	121	$15,000,000	1	$725,000
Charles B. Groeschell	3	$174,000	121	$15,000,000	1	$725,000
Warren D. Pierson	3	$174,000	121	$15,000,000	1	$725,000
Daniel A. Tranchita	3	$174,000	121	$15,000,000	1	$725,000
M. Sharon deGuzman	3	$174,000	121	$15,000,000	1	$725,000

(1) As of December 31, 2009.

The Advisor and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Funds, these accounts may include other mutual funds managed on a subadvisory basis, separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio.  The Advisor manages potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.

Compensation of Portfolio Managers

The Advisor compensates portfolio managers with a base salary and an annual incentive bonus.  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Funds, and the revenues and overall profitability of the Advisor.  Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one-three-five-year basis, as applicable, with greater weight given to long-term performance.  Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the Advisor, Baird Holding Company or Baird Financial Corporation.  Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by the Advisor.

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Ownership of Fund Shares by Portfolio Managers

As of December 31, 2009, the portfolio managers beneficially owned the following amounts (by dollar range) in the Funds:

Portfolio Manager	Short-Term Bond Fund	Intermediate Bond Fund	Intermediate Municipal Bond Fund	Aggregate Bond Fund	Core Plus Bond Fund
Mary Ellen Stanek	$500,001-$1,000,000	$10,001-$50,000	$100,001-$500,000	over $1,000,000	$100,001-$500,000

Gary A. Elfe	Over $1,000,000	none	none	$500,001-$1,000,000	over $1,000,000

Charles B. Groeschell	$100,001-$500,000	none	none	$100,001-$500,000	$100,001-$500,000

Warren D. Pierson	$1-$10,000	none	none	$100,001-$500,000	$1- $10,000

Daniel A. Tranchita	$10,001- $50,000	$10,001-$50,000	none	$50,001-$100,000	$100,001-$500,000

M. Sharon deGuzman	none	$10,001-$50,000	none	$10,001-$50,000	$10,001-$50,000

DISTRIBUTOR

Robert W. Baird & Co. Incorporated also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution and Shareholder Servicing Plan, discussed below.

During each of the fiscal years ended December 31, 2009, 2008 and 2007, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds.  The Distributor retained a portion of the Rule 12b-1 fees, as described below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted a Distribution and Shareholder Servicing Plan (the “Plan”) for the Funds pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials.  To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Investor Class’s expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on the Fund’s net assets.

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Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan

For the fiscal year ended December 31, 2009, the following amounts were paid by the Funds (other than the Short-Term Bond Fund, which is not currently offering Investor Class shares for sale) pursuant to the Plan:

Fund	12b-1 Payments Paid
Intermediate Bond Fund	$13,382
Intermediate Municipal Bond Fund	$315,082
Aggregate Bond Fund	$80,422
Core Plus Bond Fund	$96,283

Of these amounts, payments were made for the following activities:
Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel
Intermediate Bond Fund	$0	$0	$0	$13,382	$0
Intermediate Municipal Bond Fund	$0	$0	$0	$315,082	$0
Aggregate Bond Fund	$0	$0	$0	$80,422	$0
Core Plus Bond Fund	$0	$0	$0	$96,283	$0

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Funds’ investment advisor and principal underwriter of Fund shares, no “interested person” of a Fund, as defined in the 1940 Act, and no director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The continuation of the Plan is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements.  The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Investor Class shareholders.  The Board also determined that the Plan was important to the continued viability of the Investor Class because it is intended to increase assets under management, which in turn should result in certain economies of scale.

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Revenue Sharing Payments

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub-accounting and shareholder services.  This practice is known as “revenue sharing.”  These payments, if made, would be in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class shares.  The revenue sharing payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them.  Revenue sharing payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.  The Distributor currently has revenue sharing agreements with the following firms, under which the Distributor pays amounts other than the 12b-1 fee: Charles Schwab, Edward Jones & Co., Fidelity (National Financial), M&I Trust Company, Pershing, Prudential, Raymond James and Merrill Lynch.

The Advisor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares.  Such compensation will not exceed 0.0625% per year of the value of the Institutional Class share accounts for which the registered representative is responsible.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Company may disclose information about the Funds’ portfolio holdings only in the following circumstances.

•
Each Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Company discloses the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

•	The Funds’ full portfolio holdings as of month-end are posted on the Company’s website no earlier than 15 calendar days after month-end.

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•
The Funds may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC.

•
The Advisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Funds.  These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•
The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

•
Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties.  No compensation or other consideration may be received by the Funds or the Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof.  The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor or any other Fund affiliate.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.  Mr. John R. Sokolowski has been designated as the Company’s anti-money laundering compliance officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications.  The Company will not transact business with any person or entity whose identity cannot be adequately verified.

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Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

___________, has been selected as the independent accountants of the Company.  As such, it is responsible for auditing the financial statements of the Funds.

The following audited financial statements for the Funds are incorporated herein by reference to the Funds’ Annual Report for the period ended December 31, 2009:

•	Schedules of Investments
•	Statements of Assets and Liabilities
•	Statements of Operations
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Notes to Financial Statements
•	Report of Independent Registered Public Accounting Firm

COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Funds.

PERFORMANCE

From time to time, the yield and total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.  Performance information is generally available by calling the Funds (toll-free) at 1-866-44BAIRD.

Prospectus

May 1, 2010

RiverFront Long-Term Growth Fund
(Investor Class: RLTSX)
(Institutional Class: RLTIX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Please find the Privacy Policy for Baird Funds, Inc.
inside the back cover of this prospectus.

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Summary Section

Investment Objective
The investment objective of the RiverFront Long-Term Growth Fund (the “Fund”) is to provide long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses Acquired Fund Fees and Expenses	0.88% 0.21%	0.88% 0.21%
Total Annual Fund Operating Expenses	1.99%	1.74%
Less Fee Waiver/Expense Reimbursement(1)	-0.84%	-0.84%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.15%	0.90%

__________________________
(1)
The Fund’s investment advisor, Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”), has contractually agreed to limit the Fund’s total annual fund operating expenses (including acquired fund fees and expenses) to 1.15% of average daily net assets for the Investor Class shares and 0.90% of average daily net assets for the Institutional Class shares of the Fund, at least through December 31, 2011.  This agreement may not be terminated prior to December 31, 2011 except with the approval of the Baird Funds’ Board of Directors.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$117	$451	$896	$2,132
Institutional Class Shares	$ 92	$374	$765	$1,861

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests at least 75% of its net assets directly or through exchange-traded funds (“ETFs”) in common stocks of domestic and foreign companies across varying market capitalization ranges, styles and economic sectors.  Normally, a significant percentage (up to 40%) of the Fund’s net assets will be invested in international equities, including up to 20% of the Fund’s net assets in stocks of companies in emerging markets. The Fund will not invest more than 25% of its total assets in a single ETF.  The Fund invests in stock of companies with various market capitalizations but will typically limit its investments in domestic companies within any single market capitalization category to no more than 50% of its total assets for large-cap or mid-cap and no more than 35% for small-cap.

In constructing the Fund’s portfolio, the Fund’s sub-advisor, RiverFront Investment Group, LLC (“RiverFront” or the “Sub-Advisor”) employs a multi-dimensional investment discipline, involving:

•	Strategic asset allocation
•	Tactical adjustments, sector strategy and optimized security selection
•	Disciplined risk management

Principal Risks

Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Allocation Risks
The performance of the Fund relative to its benchmarks will depend largely on RiverFront’s decisions as to strategic asset allocation and tactical adjustments made to the asset allocation.  At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Management Risks
RiverFront’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Sector and Securities Selection Risks
The investment returns for particular economic sectors will fluctuate and may be lower than other sectors.  In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock markets.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

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Style Investing Risks
To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risks
Small-capitalization and mid-capitalization stocks are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies.  In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risks
The Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down.  The market price of an ETF’s shares may trade at a premium or discount to their net asset value.  ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares are de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests.  The Fund is also subject to the specific risks applicable to each ETF in which it invests.

Foreign Issuer and Emerging Markets Risks
Securities of foreign issuers are subject to certain inherent risks, such as political or economic instability of the country of issue and greater fluctuations in price than securities of domestic corporations.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  There is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.  The risks of foreign investments typically are greater in emerging markets.

Performance
The information below demonstrates the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Investor Class performance would be lower than the performance of the Institutional Class shown in the bar chart because expenses of the classes differ.  The information shown assumes reinvestment of dividends and distributions.  Past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

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Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd Quarter, 2009	16.77%
Worst quarter:	1st Quarter, 2009	-9.63%

Average Annual Total Returns as of December 31, 2009	1 Year	Since Inception (October 28, 2008)
Institutional Class
Return Before Taxes	26.86%	28.46%
Return After Taxes on Distributions	26.74%	28.21%
Return After Taxes on Distributions and Sale of Fund Shares	17.63%	24.24%
Investor Class
Return Before Taxes	26.58%	28.09%

S&P 500® Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	18.63%

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.  RiverFront Investment Group, LLC is the Fund’s sub-advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Michael Jones, CFA	2008	Chairman and Chief Investment Officer of RiverFront
Rod Smyth	2008	Chief Investment Strategist of RiverFront
Doug Sandler, CFA	2008	Chief Equity Officer of RiverFront
Tim Anderson, CFA	2008	Chief Fixed Income Officer of RiverFront

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Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day in which the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor, Robert W. Baird & Co. Incorporated, or the Fund’s sub-advisor may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This prospectus describes the RiverFront Long-Term Growth Fund (the “Fund”), a mutual fund offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Principal Investment Strategies

To achieve its investment objective, the Fund invests at least 75% of its net assets directly or through ETFs in common stocks of domestic and foreign companies across varying market capitalization ranges, styles and economic sectors.  Normally, a significant percentage (up to 40%) of the Fund’s net assets will be invested in international equities, including stocks of companies in emerging markets.

Investment Selection Process

In constructing the Fund’s portfolio, RiverFront employs a multi-dimensional investment discipline, involving:

•	Strategic asset allocation
•	Tactical adjustments, sector strategy and optimized security selection
•	Disciplined risk management

Strategic Asset Allocation.  In making strategic asset allocation decisions for the Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to five-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential.  Equity asset classes or market sectors may include various combinations of equity securities of companies across the market capitalization spectrum, growth and value stocks, U.S. stocks and foreign equities (e.g., large-cap growth, mid-cap value, small-cap value, foreign developed country and emerging markets).  Based on an analysis of historical returns, Riverfront believes that a strong relationship exists between the price paid for an asset and asset’s subsequent longer-term return, and looks for asset classes that offer good relative values.  RiverFront applies sophisticated mathematical models to various asset classes to produce forward-looking estimates of their potential long-term returns based upon whether the asset class is priced above or below its historical long-term average, and combines those estimates with volatility and correlation assumptions to select asset classes with long-term growth potential and determine the percentage each asset class will represent of the entire portfolio.

Tactical Adjustments.  After determining the strategic asset allocation for the Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions.  Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.  The most significant tactical adjustments are made to markets in which investor sentiment has driven valuations to an extreme, the trend in those markets is showing signs of turning, and the Federal Reserve policy is clearly supportive of the market’s new direction.  The maximum tactical adjustment to the percentage represented by a particular asset class (e.g., large cap, small cap, international equity) relative to the strategic asset allocation is normally 10%.  The allocation among the asset classes may vary substantially over time.

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Sector Strategy and Security Selection.  RiverFront uses both fundamental and technical analysis to determine sector strategy and select individual securities for the Fund.  Fundamental analysis is used to determine the relative attractiveness of specific economic sectors and securities in terms of their long-term capital growth potential, and technical analysis is used to understand investor sentiment that drives price to earnings multiples and to challenge RiverFront’s fundamental viewpoint.

Benchmark.  The Fund compares its performance against the total return of the S&P 500® Stock Index.  The S&P 500® is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.  The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.  The S&P 500® is a market value weighted index – each stock’s weight in the index is proportionate to its market value.  A direct investment in an index is not possible.

Risk Management.  RiverFront utilizes risk management techniques in its investment process.  Those techniques include understanding the risks being assumed, monitoring the impact of those risks on performance and promptly addressing those asset classes that are not performing.

The RiverFront portfolio and risk management teams meet regularly to review holdings, evaluate their risks, assess the portfolio managers’ conviction levels on the holdings, and determine decision points for the sale of holdings. RiverFront will sell positions in individual securities and ETFs when it no longer believes they present attractive long-term growth opportunities relative to other possible investments in that asset class or when RiverFront changes its strategic asset allocation or makes tactical adjustments to address underperforming asset classes.

Market Capitalization Strategy
The Fund will generally invest in stock of companies with various market capitalizations but will typically limit its investments in domestic companies within any single market capitalization category to no more than 50% of its total assets for large-cap or mid-cap and no more than 35% for small-cap.  Under current market conditions, RiverFront defines large-cap stocks as those with market capitalizations in excess of $5 billion; mid-cap stocks as those with market capitalizations ranging from $1.5 billion to $5 billion; and small-cap stocks as those with market capitalizations below $1.5 billion.

Exchange-Traded Funds
While the Fund will generally invest in individual stocks and other equity securities of domestic companies, the Fund will invest in ETFs both to supplement and to fill particular asset classes, particularly international equities, emerging markets, fixed income and alternative investments.  The use of ETFs makes it more efficient to make adjustments to asset allocations.  The Fund will not invest more than 25% of its total assets in a single ETF.

Foreign Securities
The Fund may invest directly or indirectly through ETFs in securities of foreign issuers, including issuers located in both developed countries and emerging markets. The Fund will limit its investments in foreign securities to not more than 40% of its net assets under normal market conditions, of which not more than 20% will be invested in securities of companies located in emerging markets.

Principal Risks

The main risks of investing in the Fund are:

Allocation Risks
The performance of the Fund relative to its benchmarks will depend largely on RiverFront’s decisions as to strategic asset allocation and tactical adjustments made to the asset allocation.  At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

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Management Risks
The Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Sector and Securities Selection Risks
The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or de-emphasize, as well as to the individual securities selected by RiverFront within those sectors.  The investment returns for particular economic sectors will fluctuate and may be lower than other sectors.  In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Stock Market Risks
Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock markets.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  As a result, many of the above risks may be increased.  Continuing market problems may have adverse effects on the Fund.

Style Investing Risks
Different types of stocks tend to shift into and out of favor depending on market and economic conditions.  To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risks
From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies.  Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations.  In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risks
ETFs are investment companies that are bought and sold on a securities exchange.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down.  The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF.  ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares are de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

The Fund is also subject to the specific risks applicable to each ETF in which it invests, which include the risks described above.  Certain of the ETFs may focus their investments in a particular geographic region, industry or type of security.  Such concentration may expose those ETFs to special risks, including the risk that the particular region, industry or type of security may experience greater volatility and significant underperformance relative to the securities markets generally.  By investing in ETFs the Fund will be affected by the investment policies and strategies employed by the ETFs and the specific securities in which they invest.  Because of the significance of the Fund’s investments in ETFs, the performance of the Fund will be closely related to the performance of the ETFs, and there is no assurance that the investment objectives of the ETFs will be achieved.

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Foreign Issuer and Emerging Markets Risks
The Fund invests in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls.  Such securities may also be subject to greater variations in price than securities of domestic corporations.  At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions.  Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

The risks of foreign investments typically are greater in emerging markets.  Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility.  These countries may have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.  Some emerging markets in which the Fund invests through ETFs are located in parts of the world that have historically been prone to natural disasters or are economically sensitive to environmental events.  The occurrence of any such event could cause a significant impact on their respective economies and the Fund’s investments in these countries.

The Fund cannot guarantee that it will achieve its investment objective.

Portfolio Holdings Disclosure Policy

The Fund’s full portfolio holdings (without showing numbers of shares or dollar values) as of month-end are posted on the Company’s website at www.bairdfunds.com no earlier than 10 business days after month-end.  The monthly holdings information will be posted within 10 business days after month-end and will remain posted on the website until the end of the following month.  The Fund’s top ten holdings information as of the end of each quarter also appears on the Fund’s fact sheet, which will be posted within 10 business days after quarter-end and will remain posted on the website until the end of the following applicable calendar quarter.  The Fund also files its portfolio holdings as of the end of the first and third fiscal quarters with the SEC on Form N-Q within 60 days after the end of the quarter, and files its portfolio holdings as of the end of the second and fourth fiscal quarters with the SEC on Form N-CSR within 10 days after mailing its annual and semi-annual reports to shareholders.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI and on the Company’s website at www.bairdfunds.com.

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Non-Principal Investment Strategies and Related Risks

Although not a principal strategy, the Fund may invest in various asset classes in addition to common stocks in pursuit of its investment objective when RiverFront believes such classes are experiencing valuations below their historical norms or offer diversification benefits to the Fund’s portfolio and present opportunities for long-term growth of capital.  The Fund may also hold some assets in cash from time to time.  The other asset classes in which the Fund may invest (and the risks associated with them) are described below.

Preferred Stock and Convertible Securities
Under normal market conditions, the Fund may invest up to 10% of its total assets directly or through ETFs in preferred stock and convertible securities. Preferred stocks are securities that represent an equity or ownership interest in an issuer (often without voting rights), but have economic characteristics similar to fixed-income securities. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  However, in the event of an issuer liquidation or bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred stock.  Preferred stock will lose value if the issuer’s ability to pay dividends deteriorates or if the issuer defaults.  The market prices of preferred stocks can be sensitive to changes in interest rates in a manner similar to bonds.

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks.  Convertible securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants (which permit their owners to buy a specified amount of stock at a predetermined price) or common stock attached.  Convertible securities tend to have credit ratings that are below investment-grade because companies that issue them often do not have high credit ratings and convertible securities are normally considered “junior” securities.  Issuers usually must pay interest on their conventional debt before they can make payments on their convertible securities and if an issuer stops making interest or principal payments, convertible securities may become worthless.  The value of the convertible security will increase (or decrease) with the price of the underlying common stock.  Convertible securities are subject to the risks associated with bonds such as credit risk and interest rate risk described below, as well as the risks associated with stocks such as market risk.

Fixed Income Securities (including High-Yield Debt)
Where opportunities for long-term growth are identified, the Fund may invest directly or indirectly through ETFs in corporate debt securities, mortgage-backed and asset-backed securities, and U.S. government and agency securities with various maturities and durations.  The Fund may invest in debt securities that are below investment grade market (commonly referred to as “high-yield” or “junk” bonds), as well as securities that are unrated but determined by the Sub-Advisor to be below investment grade.  The Fund may also invest in distressed or default securities.  Under normal market conditions, the Fund’s investments in fixed income securities (including high-yield, distressed and default securities) will not exceed 10% of the Fund’s total assets.

The value of a bond or other fixed income security is affected significantly by changes in prevailing interest rates – generally, when interest rates rise, the bond’s value declines and when interest rates decline, its market value rises.  This is known as interest rate risk.  Certain fixed-income securities, such as mortgage- and asset-backed securities, may be particularly subject to interest rate risk.  A decline in prevailing interest rates may result in accelerated prepayments by the borrowers, causing the Fund to replace the securities by investing in securities with lower yields.  When interest rates rise, there is a risk that these securities will be paid off more slowly than anticipated, preventing the Fund from investing the proceeds in higher yielding securities.  Generally, the longer a bond’s maturity, the greater the interest rate risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the interest rate risk and the lower its yield.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.  A bond is subject to the risk that an issuer may encounter financial difficulties rendering it unable to meet its payment obligations on the bond.

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Non-investment grade bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risk, including the possibility of default or bankruptcy.  Junk bonds have speculative characteristics and the issuers of them have weakened capacity to make principal and interest payments due to changes in economic conditions, unanticipated financial problems and other adverse circumstances. Non-investment grade bonds tend to be more sensitive to economic conditions and therefore credit risk than higher-rated debt securities.  The secondary trading market for non-investment grade debt securities is generally not as liquid as the secondary trading market for higher-rates securities.  Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.  Distressed or default securities are speculative and involve significant risk of non-payment and total loss.

Commodity-Linked Investments
The Fund may invest directly or indirectly through ETFs in securities, derivatives and other instruments (i.e., options, swap contracts and notes) linked to certain commodities, baskets of commodities and/or commodity indices, based on the Sub-Advisor’s expectations of their relative long-term growth potential.  These commodity-linked investments may at times not be correlated to the traditional equity markets.  Under normal market conditions, the Fund will not invest more than 15% of its total assets in commodity-linked investments; however, this restriction does not apply to direct investments in publicly traded securities of companies with businesses related to commodities, such as oil and gas companies, mining companies, agricultural companies or food manufacturing/processing companies.

The Fund’s commodity-linked investments may subject the Fund to greater volatility than investments in traditional securities.  The performance of commodity futures and other commodity-linked investments may not be correlated to the securities markets, and is affected by events, developments and conditions relevant to the particular commodity such as speculative trading activity, periods of illiquidity, commodity index volatility, counterparty risk, demand and supply, weather, livestock or crop disease, tariffs, embargoes, government regulation and intervention, gross domestic product, geopolitical and international economic developments, interest rates and other factors influencing the specific commodity.

Other Alternative Investments
The Fund may invest directly or indirectly through ETFs in securities, derivatives and other instruments (i.e., options, futures, swap contracts and notes) linked to real estate and foreign currencies.  Like commodity-linked investments, these other alternative asset classes may have little or no correlation to the equity markets but are nonetheless believed by the Sub-Advisor to offer attractive potential long-term returns.  Under normal market conditions, the Fund will not invest more than 10% of its total assets in any one of these alternative asset classes.  This restriction does not apply to investments in the securities of companies the businesses of which are related to currencies or real estate such as banks or other financial services companies or publicly traded REITs.

Investments in real estate and foreign currencies may perform differently from the securities markets generally.  These alternative investments may also be illiquid, difficult to price and leveraged so that small changes in value may produce disproportionate losses.  The performance of a real estate-linked investment may be affected by interest rates, availability of construction and mortgage capital, consumer confidence, economic conditions in particular regions, demographic patterns, real estate value, supply and demand, and zoning, environmental and tax laws.  Currency-linked investments can be speculative since they are based on foreign exchange rates, which may be extremely volatile and are significantly affected by domestic and international political, economic and social developments, fiscal and monetary policies, trade policies and investor speculation.

Cash and Similar Short-Term Instruments; Temporary Strategies
Under normal market conditions, the Fund may invest up to 10% of its net assets in cash or similar short-term, investment grade securities, including U.S. government securities, repurchase agreements, commercial paper or certificates of deposit.  In addition, the Fund may invest up to 20% of its net assets in cash or short-term, investment grade securities as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.  The Fund may have additional investments in short-term, cash-equivalent instruments to the extent it is able to invest the collateral received from borrowers of the Fund’s portfolio securities.

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Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of the Fund set forth in this Prospectus or the Fund’s Statement of Additional Information states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

Who May Want to Invest in the Fund

The Fund may be appropriate for investors who:

•	Wish to invest for the long-term;
•	Want to realize capital appreciation on investments in equity securities across a broad range of asset classes; and
•	Are willing to assume the risk of investing in equity securities.

The Fund is not appropriate for investors who have short-term financial goals or those seeking current income.

Before investing in the Fund, you should carefully consider:

•	Your investment goals;
•	The amount of time you are willing to leave your money invested; and
•	The amount of risk you are willing to take.

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Management of the Fund

The Advisor and Sub-Advisor

Baird

Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”), subject to the general supervision of the Company’s Board of Directors (the “Board”), is the Fund’s investment advisor and is responsible for the overall management of its assets, including the appointment of RiverFront Investment Group, LLC as sub-adviser.  In its role as sub-adviser, RiverFront is responsible for the day-to-day management of the assets of the Fund, including the purchase, retention and sale of securities, in accordance with the Fund’s investment objective and policies.  This includes making investment decisions and buying and selling securities.  Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services, the Advisor receives an annual fee of 0.65% of the average daily net assets of the Fund.  The advisory fee is accrued daily and paid monthly.   Out of that fee, Baird pays to RiverFront for sub-advisory services an annual fee of 0.45% of the average daily net assets of the Fund, subject to the commitment to cap the Fund’s operating expenses as described below.

The Advisor has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses at least through December 31, 2011 to the extent necessary to ensure that the total annual fund operating expenses, including acquired fund fees and expenses but excluding taxes, brokerage commissions and extraordinary expenses do not exceed 1.15% of the Fund’s average daily net assets attributable to the Investor Class and 0.90% of the Fund’s average daily net assets attributable to the Institutional Class.  The Sub-Advisor shares in this expense cap commitment through a reduction in the amount of the sub-advisory fee otherwise payable by the Advisor while the Advisor is waiving a portion of its management fee or reimbursing the Fund for its operating expenses. The Advisor is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation.  Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.  After expense waivers, the advisory fee paid to the Advisor for the fiscal year ended December 31, 2009 was equal to 0.00% of the Fund’s average net assets.

Under the Investment Advisory Agreement, the Advisor may delegate any of its duties to a sub-advisor, subject to approval by the Board, including a majority of the directors who are not “interested persons” (as defined under the Investment Company Act of 1940) of the Advisor, and, if required, by the requisite vote of the shareholders of the Fund.  In addition, the Board has approved a policy allowing the Advisor to terminate a sub-advisor and hire a new sub-advisor or to manage the Fund without hiring a new sub-advisor, and to make material amendments to the sub-advisory agreement, without approval by the shareholders of the Fund, to the extent permitted by SEC rule or exemptive order. To date, Baird Funds have not applied for an exemptive order.

Baird was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.  The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans.  As of March 31, 2010, the Advisor had over $__ billion in assets under management.

RiverFront

RiverFront, established in April 2008 by the former Chief Investment Officer, Chief Investment Strategist and Chief Equity Strategist at Wachovia Securities, is located at 9011 Arboretum Parkway, Suite 110, Richmond, Virginia 23236.  RiverFront is majority-owned by its employees but is affiliated with Baird as a result of Baird’s minority equity interest in the firm and representation on RiverFront’s board of directors. RiverFront provides discretionary and non-discretionary asset management services to high net worth individuals and institutions using various asset allocation, ETF and foundation equity strategies. As of March 31, 2010, RiverFront had approximately $___ million in assets under management.

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A discussion regarding the basis for the Board’s approval of the investment advisory and sub-advisory agreements is available in the Fund’s 2008 annual report.

Portfolio Management Team

The individuals listed below are members of the investment management team at RiverFront that manages the Fund’s investments.  As described below, each member has a different role on the team, and decisions as to the purchases and sales of securities are considered by the relevant members of the team as indicated below. The Fund’s SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

Michael Jones, CFA
Mr. Jones co-manages the Fund and in that capacity is primarily responsible for making strategic asset allocation decisions for the Fund.  He has been Chairman and Chief Investment Officer of RiverFront since co-founding the firm in April 2008.  Previously, Mr. Jones was Chief Investment Officer for Wachovia Securities since 2002.  He has more than 24 years of investment experience. Mr. Jones received his BA from the College of William and Mary and his MBA from the Wharton School at the University of Pennsylvania.

Rod Smyth
Mr. Smyth co-manages the Fund and in that capacity is primarily responsible for making tactical adjustments to the strategic asset allocation made for the Fund.  He also selects the foreign securities and related ETFs to buy and sell for the Fund.  Mr. Smyth has been Chief Investment Strategist of RiverFront since co-founding the firm in April 2008. Previously, Mr. Smyth was Chief Investment Strategist for Wachovia Securities since 2000.  He has more than 26 years of investment experience.  Mr. Smyth received his BA from Dundee University in Scotland.

Doug Sandler, CFA
Mr. Sandler co-manages the Fund and in that capacity is primarily responsible for determining the specific economic sectors and domestic equity securities and related ETFs to buy and sell for the Fund.  Mr. Sandler oversees a team of equity portfolio managers and research analysts who make investment recommendations.  Mr. Sandler has been Chief Equity Officer of RiverFront since co-founding the firm in April 2008.  Previously, Mr. Sandler was Chief Equity Strategist for Wachovia Securities since 2001.  He has more than 17 years of investment experience.  Mr. Sandler received his BS in Accounting and his MBA from the University of Richmond.

Tim Anderson, CFA
Mr. Anderson co-manages the Fund and in that capacity is primarily responsible for determining the specific fixed income securities and alternative investments (and related ETFs) to buy and sell for the Fund.  Mr. Anderson has been Chief Fixed Income Officer of RiverFront since June 2008.  Previously, he was Chief Fixed Income Strategist for Wachovia Securities since 2004.  Prior to 2004, he was the senior high yield trader for Calamos Investments and high yield portfolio manager for Harris Investment Management.  He has more than 21 years of investment experience.  Mr. Anderson received his BS from DePaul University and his MBA from the University of Chicago.

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Historical Performance Information for Long-Term Growth Accounts Managed by RiverFront Investment Team

The following table sets forth the historical composite performance data for all actual, fee-paying, discretionary equity accounts that have investment objectives, policies, strategies and risks substantially similar to those of the Riverfront Long-Term Growth Fund (the “Long-Term Growth Accounts”), managed by the same individuals at the Sub-Advisor who comprise the Fund’s investment team for the periods indicated.  The Long-Term Growth Accounts represented assets of $___ million under the Sub-Advisor’s management as of March 31, 2010.

PERFORMANCE OF THE LONG-TERM GROWTH ACCOUNTS IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE RIVERFRONT LONG-TERM GROWTH FUND, THE ADVISOR OR THE SUB-ADVISOR.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses.  All returns presented below reflect the deduction of the Riverfront Long-Term Growth Fund’s Institutional Class total estimated annual fund operating expenses as of the beginning of each calendar quarter, both before and after the Advisor’s contractual fee waiver and/or expense reimbursement, as set forth under the heading “Fees and Expenses,” as well as the composite returns of the Long-Term Growth Accounts net of fees and other costs actually paid by the accounts contained in the composite.  Securities transactions are accounted for on the trade date and accrual accounting is utilized.  Cash and cash equivalents are included in performance returns.  The composite’s returns are calculated on a time-weighted basis.  Leverage has not been used in the Long-Term Growth Accounts.  The Long-Term Growth Accounts are not subject to the diversification requirements, tax restrictions or investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code.  Consequently, the performance results of the Long-Term Growth Accounts could have been adversely affected if they had been regulated under the federal securities and tax laws.  The investment results of the composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund.  The standards used to calculate total return as presented in the following table, which are referred to as the Global Investment Performance Standards (GIPS®) developed by the CFA Institute, differ from the standards required by the Securities and Exchange Commission (the “SEC”) for calculation of average annual total return.

Long-Term Growth Accounts
Managed by RiverFront Investment Team

Periods Ended 3/31/10	Long-Term Growth Accounts Composite (after deducting Fund’s Net Annual Operating Expenses)	Long-Term Growth Accounts Composite (after deducting Fund’s Total Annual Operating Expenses)	Long-Term Growth Accounts Composite (after deducting advisory fees and other costs charged to client accounts) (1)	S&P 500® Stock Index(2)
Average Annual Total Returns
1 year	___%	___%	___%	___%
3 years	___%	___%	___%	___%
5 years	___%	___%	___%	___%
Since Inception(3)	___%	___%	___%	___%

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(1)
RiverFront claims compliance with the Global Investment Performance Standards (GIPS®).  To receive a complete list and description of the composites managed by RiverFront and/or a presentation that adheres to GIPS®, please contact RiverFront at 1-804-549-4800 or visit its website at www.RiverFrontig.com.

(2)
The S&P 500® is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.  The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.  The S&P 500® is a market value weighted index – each stock’s weight in the index is proportionate to its market value.  A direct investment in an index is not possible.

(3)
The Long-Term Growth Composite began on October 1, 2003.  The Composite represents accounts managed by the investment team while at Wachovia Securities until March 31, 2008 and thereafter while they were at RiverFront without a break in performance.  Nearly all of the investment management team, including portfolio managers and research analysts, responsible for the Long-Term Growth Composite while at Wachovia Securities, joined RiverFront, satisfying the GIPS® requirements for portability of performance.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period from October 28, 2008 (the Fund’s commencement of operations) through December 31, 2008 and the year ended December 31, 2009.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions).  The information for the periods ended December 31, 2008 and 2009 was audited by _______, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

RiverFront Long Term Growth Fund – Institutional Class Shares

	Year Ended December 31, 2009	October 28, 2008(1) through December 31, 2008
Per Share Data:
Net asset value, beginning of period	$10.49	$10.00
Income from investment operations:
Net investment income(2)	0.16	0.12
Net realized and unrealized gains (losses) on investments	2.66	0.46
Total from investment operations	2.82	0.58
Less distributions:
Dividends from net investment income	(0.09)	(0.09)
Net asset value, end of period	$13.22	$10.49
Total return	26.86%)	5.81	%(3)
Supplemental data and ratios:
Net assets, end of period	$27,762,867	$7,438,725
Ratio of expenses to average net assets	0.90%	0.90	%(4)
Ratio of expenses to average net assets (before waivers)	1.53%	4.97	%(4)
Ratio of net investment income to average net assets	1.34%	7.55	%(4)
Ratio of net investment income to average net assets (before waivers)	0.71%	3.48	%(4)
Portfolio turnover rate(5)	67.1%	13.3	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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RiverFront Long-Term Growth Fund – Investor Class Shares

	Year Ended December 31, 2009	October 28, 2008(1) through December 31, 2008
Per Share Data:
Net asset value, beginning of period	$10.49	$10.00
Income from investment operations:
Net investment income(2)	0.13	0.12
Net realized and unrealized gains (losses) on investments	2.65	0.46
Total from investment operations	2.78	0.58
Less distributions:
Dividends from net investment income	(0.08)	(0.09)
Net asset value, end of period	$13.19	$10.49
Total return	26.58%	5.68	%(3)
Supplemental data and ratios:
Net assets, end of period	$13,881,609	$425,980
Ratio of expenses to average net assets	1.15%	1.15	%(4)
Ratio of expenses to average net assets (before waivers)	1.78%	5.22	%(4)
Ratio of net investment income to average net assets	1.09%	7.30	%(4)
Ratio of net investment income to average net assets (before waivers)	0.46%	3.23	%(4)
Portfolio turnover rate(5)	67.1%	13.3	%(3)

(6)	Commencement of operations.
(7)	Calculated using average shares outstanding during the period.
(8)	Not annualized.
(9)	Annualized.
(10)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) for shares of the Fund, and a member of the Financial Industry Regulatory Authority (“FINRA”).

Rule 12b-1 Plan
The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”).  Under the Rule 12b-1 Plan, the Investor Class shares pay the Distributor a fee of 0.25% of their average daily net asset value.  The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales and Networking Programs
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Fund.  Compensation paid to participants in this program for sales of Institutional Class shares of the Fund may be more or less than compensation they receive for sales of shares of other investment companies.  These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Fund over another investment.  The Distributor will pay compensation under the referral program out of its own resources.  Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Fund.  Please see “Fees and Expenses” for information about the Fund’s fees and expenses.

From time to time, the Distributor and/or RiverFront may also pay brokers, dealers or other financial intermediaries for the provision of certain marketing support and administrative, shareholder and other services on behalf of their clients who are Fund shareholders, including the distribution and marketing of the Fund.  In some circumstances, the Fund may directly pay the intermediary for performing sub-transfer agency and related services provided that the aggregate fee does not exceed what the Fund would pay the transfer agent if the intermediary’s clients were direct shareholders of the Fund.  Any such payments in excess of these limitations will be made from the Distributor’s (and/or RiverFront’s) own resources and will not increase costs to the Funds.  The payments to these firms may vary based on the types of services provided, the level of sales activity and amount of their clients’ assets invested in the Baird Funds.  These payments may influence the broker, dealer or intermediary to recommend a particular Fund, or a particular class of Fund shares, over another investment.  The Distributor (and/or RiverFront) may be reimbursed for such payments, if permissible, under the Baird Funds’ Rule 12b-1 Plan.

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Description of Classes

The Fund offers two classes of shares:  Investor Class and Institutional Class.  The classes differ with respect to their minimum investments.  In addition, Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class.

The Distributor may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares.  Financial institutions will receive 12b-1 fees from the Distributor based upon shares owned by their clients or customers.  The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in the Fund are sold at their net asset value (“NAV”). Shares may be purchased or redeemed on days in which the New York Stock Exchange (the “NYSE”) is open.  The NYSE is closed most national holidays and Good Friday.  Please refer to the Fund’s SAI for a complete list of the days that the NYSE is closed.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
● The name of the Fund;
●  The dollar amount of shares to be
     purchased;
●  Purchase application or investment
     stub; and
●  Check payable to Baird Funds or, if
     paying by wire, receipt of Federal
     Funds.

The NAV for each class of shares of the Fund is determined as of the close of regular trading on the NYSE (currently 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open.  If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time.

The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

The Fund’s investments are valued at market value when market quotations are readily available or otherwise at fair value in accordance with pricing and valuation policies and procedures approved by the Board of Directors.  In general, the “fair value” of a security means the amount that the Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157, “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Under the Fund’s pricing and valuation policies and procedures, stocks and ETFs are generally valued according to market value. Most stocks held by the Fund (including shares of ETFs) are listed on a U.S. exchange, and their market values are equal to their last quoted sales prices (or, for NASDAQ-listed stocks, the NASDAQ Official Closing Prices).  The Fund values investment companies at their current reported NAV calculated in accordance with their respective prospectuses or market prices in the case of ETFs. Any options, futures contracts or other derivative instruments, if traded on an exchange, will be valued at their last quoted sales prices.  If there were no transactions on a particular trading day, stocks will be valued at the average of their most recent bid and asked prices. Debt securities are generally valued by Interactive Data Corporation (“IDC”), an independent pricing service, using valuation methods designed to approximate market or fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Investments in short-term money market instruments (i.e., debt securities with remaining maturities of 60 days or less) are generally valued at acquisition cost plus or minus any amortized premium or discount.  When a market quote for a security is not readily available or deemed to be inaccurate by the Advisor or Sub-Advisor, or when IDC does not provide a price for a security, the Advisor (with assistance from the Sub-Advisor) will value the security at “fair value” as determined in accordance with the Fund’s pricing and valuation policies and procedures.  In such instances the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or are deemed to be unreliable, fair value will be determined by the valuation committee of the Advisor (which includes a representative of the Sub-Advisor).  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by the Fund to calculate its NAV may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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Prospectuses for the ETFs in which the Fund invests explain the circumstances under which such funds will use fair value pricing and the effects of using fair value pricing.

Securities held by the Fund may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.

Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class Shares	$1,000 - IRAs $2,500 - all other accounts	$100 $100
Institutional Class Shares	$25,000	No minimum

Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor, the Sub-Advisor and Baird Funds and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).  It is also waived for clients of the Advisor who acquire shares of the Fund made available through a fee-based investment advisory program offered by the Advisor.  Also, the minimum initial investment amount for Institutional Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third-party platforms.

Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

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Receipt of Orders
Shares may only be purchased on days the NYSE is open for business.  The Fund may authorize one or more broker-dealers to accept on its behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Contracts with these agents require the agents to track the time that purchase and redemption orders are received.  Purchase and redemption orders must be received by the Fund or its authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the USA PATRIOT Act, please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you require assistance when completing your application, please call (toll free) 1-866-44BAIRD.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.  If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Fund may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Sub-Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Fund, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance.  Baird Funds discourages and does not accommodate frequent purchases and redemptions of Fund shares.  The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  For these purposes, the Advisor may consider an investor’s trading history in the Fund or other Baird Funds.  The Company, the Advisor, the Sub-Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

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The Company monitors and enforces its market timing policy through:

•	Regular reports to the Board by the Baird Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•	Monitoring of trade activity; and

•	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Fund may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy.  The Fund may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

While the Fund seeks to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine whether the purchase or sale is connected with a market timing transaction.  Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing.  However, the Fund, the Sub-Advisor, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call the Fund toll-free at 1-866-44BAIRD to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use the telephone purchase option for your initial purchase of the Fund’s shares.  However, you may call the Fund
(toll-free) at 1-866-44BAIRD to open a new account by requesting an exchange from another Baird Fund into the Fund.  See “Exchanging Shares.”

You may call the Fund (toll-free) at
1-866-44BAIRD to place your order for Fund shares.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail
Make your check payable to “Baird Funds.”  All checks must be in U.S. dollars drawn on U.S. financial institutions.  Forward the check and your application to the address below.  To prevent fraud, the Fund will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares.  If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund.  The Fund will only accept payment by cashier’s check when the cashier’s check is in excess of $10,000.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

Fill out the investment stub from an account statement, or indicate the Fund name (Riverfront Long-Term Growth Fund) and account number on your check.  Make your check payable to “Baird Funds.”  Forward the check and stub to the address below.

By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll-free) 1-866-44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Fund of an incoming wire by calling (toll-free)
1-866-44BAIRD.  Use the following instructions:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
The Fund, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

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Automatic Investment Plan
Open a Fund account with one of the other methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Fund (toll-free) at 1-866-44BAIRD.  Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.   If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Fund (toll-free) at 1-866-44BAIRD.	To purchase shares for another investor, call the Fund (toll-free) at 1-866-44BAIRD.
By Exchange	Call the Fund (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Fund (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be its agents.

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Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone
Call the Fund (toll-free) at 1-866-44BAIRD to place the order.  (Note: for security reasons, requests by telephone will be recorded.)  Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

By Mail
Send a letter to the Fund that indicates the dollar amount or number of shares you wish to redeem.  The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan
The Fund offers shareholders a Systematic Withdrawal Plan.  Call the Fund (toll-free) at 1-866-44BAIRD to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $50 per period.  Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Fund (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
·    The name of the Fund;
·    The number of shares or the dollar amount of shares to be redeemed;
·    Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
·    The account number.

Payment of Redemption Proceeds
You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents.  You may receive the proceeds in one of three ways:

1)
A check mailed to your account’s address.  Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order.  Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request.  A redemption request made within 15 days of an address change will require a signature guarantee.  Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee.   This fee will be deducted from your redemption proceeds for complete redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  The fee is paid to the Transfer Agent to cover costs associated with the transfer.  The Advisor reserves the right to waive the wire fee in limited circumstances.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.  Be sure to have all necessary information from your bank.  Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  This procedure is intended to protect the Fund and its shareholders from loss.

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The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
A signature guarantee or other acceptable signature verification of each owner is required to redeem shares in the following situations:

•	If you change ownership on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	For written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address request has been received by the Transfer Agent within the last 15 days; and
•	For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Signature guarantees are designed to protect both you and the Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker-dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC.  Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Fund (toll-free) at 1-866-44BAIRD before making your request to determine what additional documents are required.

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Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to another.  You may also exchange between classes of the Fund or other Baird Funds if you meet the minimum investment requirements for the class into which you would like to exchange.  Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call the Fund (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Fund’s performance and shareholders.  Therefore, the Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively.  See “Your Account—Buying Shares— Market Timing Policy.”  The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies

The Fund reserves the right to:

•	Vary or waive any minimum investment requirement.

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•
Reject any purchase request (including a purchase request in connection with exchange) for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).  A rejection of a purchase request will be made, if at all, within two trading days following receipt of the order in good form.

•
Reinvest a distribution check in your account at the Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.

•
Redeem all shares in your account if your balance falls below the Fund’s minimum requirements for the applicable class of shares.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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•	Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

•
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under “Buying Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker-dealer or other financial organization for details.

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Distributions and Taxes

Distributions

The Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gains.

Distributions from the Fund’s net investment income are declared and paid annually.  Capital gains, if any, are generally distributed once a year.  It is expected that the Fund’s distributions will be primarily distributions of capital gains.

Each share class determines its net investment income and capital gains distributions in the same manner.  However, because Investor Class shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from the Fund’s net investment income and capital gains will be reinvested in additional shares of the same class of the Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Fund distributions are taxable to most investors (unless your investment is in an individual retirement account or other tax-advantaged account) regardless of whether the distributions are received in cash or reinvested in Fund shares.  Distributions paid by the Fund out of its net investment income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income, except to the extent any of the distributions are designated as attributable to “qualified dividends,” as described below.  Distributions from the Fund’s net investment income may be eligible for the corporate dividends-received deduction.

To the extent that the Fund designates a distribution of net investment income to its shareholders as attributable to “qualified dividend” income, the receipt of such income may be eligible for the reduced rate of tax applicable to non-corporate shareholders on net long-term capital gains.  If the Fund has gross income (excluding net capital gains) of which more than 95% was qualified dividends, all of the Fund’s distributions attributable to net investment income will be eligible for the lower rates on qualified dividends.  Certain holding period requirements also must be satisfied by both the Fund and the shareholder to obtain qualified dividend treatment.  Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time a shareholder has owned Fund shares.

A distribution from the Fund’s net investment income or capital gains declared by the Fund in October, November or December, but paid during January of the following year, will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital.  Investors considering buying shares just prior to a distribution of the Fund’s net investment income or capital gains should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

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Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Distributions by the Fund may also be subject to state and local taxes.  Please note that distributions of both net investment income and capital gains are taxable even if reinvested.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.  If certain requirements are satisfied, the Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

Additional tax information may be found in the SAI.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state, foreign and local tax consequences of an investment in the Fund.

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BAIRD FUNDS, INC. PRIVACY POLICY

This disclosure is being made pursuant to Regulation S-P concerning the Baird Funds’ privacy policy.  It is our policy to protect the privacy and security of your personal and financial information.  We treat your information as confidential and recognize the importance of protecting access to it.

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We may collect and maintain the following personal information about you:

•
Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

We do not sell any of your information to third parties.  We do not disclose any nonpublic personal information about you to nonaffiliated third parties, except as requested or authorized by you, as necessary to process a transaction or service an account, as requested by regulatory authorities or as otherwise permitted or required by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  We may also provide your name and address to third party service providers who send account statements and other Fund-related materials to you.  We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus.

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For More Information

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports will provide information regarding the Fund’s financial reports and portfolio holdings as they become available.  The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-44BAIRD or by writing to:

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Fund’s prospectus, SAI and the annual and semi-annual reports are also available, free of charge, on the Fund’s website at www.bairdfunds.com.

You may write to the SEC’s Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC’s Public Reference Room and review and copy documents while you are there.  For more information about the operation of the SEC’s Public Reference Room, contact the SEC at the telephone number or e-mail address below.

Public Reference Section
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund will also be available on the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. 811-09997

BAIRD FUNDS, INC.
Statement of Additional Information

RiverFront Long-Term Growth Fund
(Investor Class: RLTSX)
(Institutional Class: RLTIX)

May 1, 2010

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2010 of the RiverFront Long-Term Growth Fund (the “Fund”).  The Fund is a series of Baird Funds, Inc. (the “Company”).  This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus.  Copies of the Fund’s Prospectus may be obtained, free of charge, by writing the Fund at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling (toll-free) 1-866-44BAIRD, or on the Fund’s website at www.bairdfunds.com.  You should read this SAI together with the Prospectus and retain it for further reference.

The Fund’s audited financial statements for the fiscal year ended December 31, 2009 are incorporated herein by reference to the Fund’s 2009 Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Fund (toll-free) at 1-866-44BAIRD.

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BAIRD FUNDS, INC.

The Company is an open-end, diversified management investment company.  The Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000.  The Fund commenced operations on October 28, 2008.  The Company is authorized to issue shares of common stock in series and classes.  Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class.  The Company also offers two equity funds and five fixed income funds that are described in separate Prospectuses and SAIs.

INVESTMENT STRATEGIES AND RISKS

General Information Regarding the Fund

The Fund’s investment objective is long-term capital appreciation.  The Fund seeks its investment objective by investing at least 75% of its net assets either directly or through exchange-traded funds (“ETFs”) in common stocks of both domestic and foreign issuers across varying market capitalization ranges, styles and economic sectors. Normally, a significant percentage (up to 40% under normal market conditions) of the Fund’s net assets will be invested directly or indirectly through ETFs in international equities, including up to 20% in stocks of companies in emerging markets.  Although not a principal strategy, the Fund may also have exposure to other asset classes, such as preferred stock and convertible securities, fixed income securities (including high-yield debt securities), commodities, real estate and foreign currencies, when such classes are experiencing valuations below their historical norms or offer diversification benefits to the Fund’s portfolio and present opportunities for long-term growth of capital.  The Fund may also hold some assets in cash from time to time.

The investment advisor to the Fund is Robert W. Baird & Co. Incorporated (the “Advisor”).  The Advisor has engaged the services of RiverFront Investment Group, LLC (the “Sub-Advisor”), as sub-advisor to the Fund.  The Sub-Advisor is responsible for the day-to-day management of the Fund’s investment portfolio in a manner consistent with the Fund’s investment objective and principal investment strategies.  The Sub-Advisor determines the strategic asset allocations and tactical adjustments to be made for the portfolio as well as the individual securities and other investments to purchase, hold and sell for the Fund. The Advisor is responsible for overseeing the Sub-Advisor’s management of the Fund’s investment portfolio and has the right to terminate the services of the Sub-Advisor at any time without shareholder approval.

The Fund may purchase common stocks, convertible and non-convertible preferred stocks, ETF shares, convertible debt securities, equity interests in trusts, partnerships, limited liability companies and similar enterprises, warrants, options and stock purchase rights (“equity securities”).

In addition, the Fund may purchase investment grade and high-yield corporate debt securities, U.S. government and agency securities, mortgage-backed and asset-backed securities, collateralized mortgage and collateralized debt obligations, municipal securities and Eurobonds.  The Fund may also invest in structured products and exchange-traded notes that pay interest at a rate linked to an underlying asset or basket of assets, such as an index, currency, economic sector or group of securities.  The Fund may also invest in short-term instruments and cash-equivalent investments, including commercial paper, repurchase agreements, money market funds, certificates of deposit, variable rate notes, bankers’ acceptances and U.S. Treasury securities.

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Note on Percentage Limitations

Whenever an investment objective, policy or strategy of the Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

Common Stocks.  As a principal strategy, the Fund invests primarily in common stocks either directly or indirectly through ETFs.  Common stock represents an equity or ownership interest in an issuer.  Common stock typically entitles the owner to vote on the election of directors and other important matters.  Common stocks may pay dividends but only if and when declared by the issuer’s board of directors.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders and owners of preferred stock take precedence over the claims of those who own common stock.

Exchange-Traded Funds and Other Investment Companies.  As a principal strategy, the Fund may invest significantly in securities issued by ETFs and other investment companies within the limits prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”), in furtherance of its investment objective and principal strategies.  The Fund and its affiliates may not hold more than 3% of an investment company’s outstanding voting stock.  The Fund is expected to invest a significant portion of its assets in ETFs that hold international equities, including the securities of companies in emerging markets and lesser developed countries and regions.  The Fund may also purchase ETFs that invest in companies that have particular market capitalizations, that are in specific industries and economic sectors and that comprise various equity indices.  The Fund may also purchase ETFs that make investments linked to alternative asset classes and related indices, such as commodities, currencies, real estate, hedging strategies and private equity. The Fund may acquire ETFs as a means of investing cash temporarily in instruments that may generate returns comparable to the Fund’s benchmark index.  As an owner of an ETF, mutual fund or another investment company, the Fund bears, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Foreign Securities and Depositary Receipts.  As a principal strategy, the Fund may invest in foreign securities.  Foreign securities are equity or debt securities issued by entities organized, domiciled or with principal executive offices outside the United States.  Securities issued by certain companies organized outside the U.S. may not be deemed to be foreign securities if the company’s principal operations are conducted from the U.S. or when the company’s securities trade principally on a U.S. stock exchange.  The Fund intends to make its investments in foreign securities through ETFs that hold equity securities of companies located in developed countries and regions (such as Europe, Canada, Japan, Australia, Hong Kong, New Zealand and Singapore) as well as developing countries and emerging markets (such as Brazil, Mexico, other countries in Latin America, China, India, South Korea, Taiwan, Malaysia, the Philippines, South Africa, Turkey, Russia and countries in Eastern Europe).  The Fund may also invest in depositary receipts or depositary shares which are securities that evidence ownership interests in foreign securities that have been deposited with a “depository.”  Depositary receipts or shares are generally listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country.  Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).  For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer.  For other depositary receipts, the depository may be a foreign or a U.S. entity and the underlying securities may have a foreign issuer.  Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.  Generally, ADRs are issued in registered form, denominated in U.S. dollars and designed for use in U.S. securities markets.  Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form and denominated in other currencies and are generally designed for use in securities markets outside the U.S.  Although the two types of depositary receipt facilities (sponsored and unsponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants.  A depository may establish an unsponsored facility without participation by or acquiescence of the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility.  Holders of unsponsored depositary receipts generally bear all of the costs of the facility, and the depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.  Sponsored depositary receipt facilities, on the other hand, are established jointly by a depository and the underlying issuer through a deposit agreement.  The deposit agreement sets forth the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders.  With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees.  Depositories of sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

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Investments in foreign securities and depositary receipts involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.  Such securities may also be subject to greater fluctuations in price than securities of domestic corporations.  Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  Evidence of securities ownership may be uncertain in many foreign countries.  As a result, there is a risk that trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in loss to the Fund. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment in those countries. Certain foreign governments may levy withholding taxes against dividend and interest income from foreign securities.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion of the foreign withholding taxes will reduce the income received from the foreign securities held by the Fund. The value of the foreign securities that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates and exchange control regulations.  The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollars falls against such currency.  In addition, the Fund may incur costs in connection with conversions between various currencies. Foreign securities risks are more acute with respect to the stocks of companies based in less developed countries and emerging markets.  Some emerging markets in which the Fund invests through ETFs are located in parts of the world that have historically been prone to natural disasters or are economically sensitive to environmental events.  The occurrence of any such event could cause a significant impact on their respective economies and the Fund’s investments in these countries.

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Preferred Stocks.  As a non-principal strategy but consistent with its investment objective, under normal market conditions, the Fund may invest up to 10% of its total assets in preferred stocks and convertible securities.  Preferred stocks are securities that represent an equity or ownership interest in an issuer.  Preferred stock generally does not carry voting rights and has economic characteristics similar to fixed-income securities. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  Normally, preferred stock has a liquidation value that normally equals the original purchase price of the preferred stock at the date of issuance. However, in the event of an issuer liquidation or bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  Preferred stock, unlike common stock, often has a fixed or floating dividend rate based on a percentage of the par value of the preferred stock.  A preferred stock dividend is payable from the issuer’s earnings generally before any dividends are paid on the common stock.  Unlike debt securities, dividends on preferred stock typically must be declared by the issuer’s board of directors who is not under any obligation to pay a dividend (even if such dividend has accrued) and may suspend payment of dividends on preferred stock at any time. Preferred stock will lose value if the issuer’s ability to pay dividends deteriorates or if the issuer defaults.  Preferred stock dividends may be cumulative or non-cumulative, participating or auction-rate.  Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the holders of common stock.  Participating preferred stock may be entitled to a dividend exceeding the stated dividend (and to share in the dividends being paid on the common stock) in certain cases.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.  Because many preferred stocks pay dividends at a fixed rate, their market prices can be sensitive to changes in interest rates in a manner similar to bonds, i.e., as interest rates rise, the value of preferred stocks are likely to decline.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.  Some preferred stocks may be convertible into common stock.

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Convertible Securities.  As a non-principal strategy but consistent with its investment objective, the Fund may invest in convertible securities, which are hybrid securities that combine the investment characteristics of bonds and common stocks.  Convertible securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants (which permit their owners to buy a specified amount of stock at a predetermined price) or common stock attached.  Convertible securities tend to have credit ratings that are below investment-grade because companies that issue them often do not have high credit ratings and convertible securities are normally considered “junior” securities.  Issuers usually must pay interest on their conventional debt before they can make payments on their convertible securities. If an issuer stops making interest or principal payments, convertible securities may become worthless.  Like a bond, a convertible security typically pays a fixed rate of interest (or dividends) and promises to repay principal on a given date in the future.  However, an investor can exchange the convertible security for a specific number of shares of the issuer’s common stock at a conversion price specified when the convertible security is issued.  Accordingly, the value of the convertible security will increase (or decrease) with the price of the underlying common stock.  Convertible securities typically pay an income yield that is higher than the dividend yield of the issuer’s common stock but lower than the yield of the issuer’s debt securities.  When a convertible security’s predetermined conversion price is about the same as the price of the issuer’s common stock, the convertible security tends to behave more like the common stock and the price the convertible security may be as volatile as the common stock.  However, when a convertible security’s predetermined conversion price is much higher than the price of the issuer’s common stock, the convertible security takes on the characteristics of a bond and at such times the price of the convertible security will move in the opposite direction of prevailing interest rates.  Convertible securities are subject to the risks associated with bonds such as credit risk and interest rate risk as well as the risks associated with stocks such as market risk.

Commodity-Linked Investments. As a non-principal strategy but consistent with its investment objective, under normal market conditions, the Fund may invest up to 15% of its total assets in ETFs (and exchange-traded notes) that hold futures contracts and other derivative instruments and securities linked to physical commodities or commodity indices, such as energy (oil, natural gas and unleaded gasoline), livestock (lean hogs and live cattle), grains (wheat, corn and soybeans), “softs” (cotton, sugar and coffee), industrial metals (aluminum, copper, nickel and zinc) and precious metals (gold and silver).  The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may change unpredictably and significantly.  The performance of commodity futures and other commodity-linked investments may not be correlated to the securities markets, and is affected by events, developments and conditions relevant to the particular commodity such as speculative trading activity, current or spot prices for the commodity, periods of illiquidity, temporary distortions and regulatory limits on the amount of permitted fluctuation, commodity index volatility, counterparty risk, demand and supply, weather, livestock or crop disease, technological developments, environmental issues, changes in interest rates, trade, tariffs, embargoes, fiscal, monetary and exchange control programs, government regulation and intervention, gross domestic product, geopolitical and international economic developments and other factors influencing the specific commodity.

Other Alternative Asset Classes.  As a non-principal strategy but consistent with its investment objective, the Fund may invest in ETFs, exchange-traded notes and other structured products whose performance is linked to other alternative asset classes such as real estate or currencies (or related indices or baskets).  Under normal market conditions, up to 10% of the Fund’s total assets may be invested in any one alternative asset class. Real estate-linked investments may include holdings of securities of companies that own, operate, develop, construct, improve, finance and lease real estate, including commercial, retail and office space and buildings, hotels, apartments and residences.  Investments related to real estate may be affected by interest rates, availability of construction and mortgage capital, consumer confidence, economic conditions in particular regions, demographic patterns, functional obsolescence or reduced desirability of properties, extended vacancies and tenant bankruptcies,  real estate values, supply and demand, energy costs, catastrophic events, condemnation losses, and zoning, environmental and tax laws.

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Investments linked to foreign currencies are subject to the risk of fluctuations in the price of foreign currencies.  Factors affecting the price of a foreign currency include debt level and trade deficit of the foreign government, inflation rates and interest rates (and investors’ expectations about such rates) in the foreign country, investment and trading activity in the foreign currency, monetary and fiscal policies, and global or regional political, economic or financial events and conditions.  Exchange rates between the U.S. dollar and a foreign currency can be volatile and difficult to predict.  Exchange rates may be influenced by changing demand and supply for a particular currency, government intervention, exchange control programs, restrictions on local exchanges or markets, limitations on foreign investment in a country or on investment by residents of a country in other countries, currency devaluations and revaluations, changes in balances of payments and trade, and trade restrictions.

Options Trading.  As a non-principal strategy but consistent with its investment objective, the Fund may purchase put and call options.  Option purchases by the Fund will not exceed 5% of the Fund’s net assets.  Such options may relate to particular securities or to various indices and will be listed on a national securities exchange and issued by the Options Clearing Corporation.  This is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.

However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.  In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option.  The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index.  Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The Fund may purchase put options on portfolio securities at or about the same time that the Fund purchases the underlying security or at a later time.  By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires.  Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.  Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security.  A call option may also be purchased to increase the Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.  Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by the Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.  In addition, the Fund may sell covered call options listed on a national securities exchange.  Such options may relate to particular securities or to various indices.  A call option on a security is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund.  A call option on an index is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value.  A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The aggregate value of the Fund’s assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

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The Fund’s obligations under a covered call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written.  Such a purchase does not result in the ownership of an option.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms.  The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option.  A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.  The Fund will write an option on a particular security only if the Sub-Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

By writing a covered call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.  Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.  The use of covered call options will not be a primary investment technique of the Fund.  When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities.  The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written.  The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices.  If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated.  Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period.  If a covered call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market.  In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.  Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

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As noted previously, there are several risks associated with transactions in options on securities and indices. These risks include (i) an imperfect correlation between the change in market value of the securities the Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures Contracts and Related Options.  As a non-principal strategy, the Sub-Advisor may purchase or sell index futures contracts, or options thereon.  Futures contracts and options on futures may be used in furtherance of the Fund’s investment objective, or as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which the Fund intends to purchase to maintain liquidity, or to have fuller exposure to price movements in the respective equity index or to reduce transaction costs.  For example, the Fund may enter into transactions involving a bond, stock, commodity, currency or other index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  No physical delivery of the underlying securities, commodities, currencies or other instruments in the index is made.

An index assigns relative values to the securities, commodities, currencies or instruments included in the index and the index fluctuates with changes in the market values of the included instruments.  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”).  Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund may sell index futures contracts. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines in the value of the securities to be sold.  Conversely, the Fund may purchase index futures contracts as a way of equitizing cash pending a more permanent investment or obtaining broader exposure to a market or asset class believed to have long-term growth potential.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by the Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

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Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively hedge.

Successful use of futures by the Fund is also subject to the Sub-Advisor’s ability to correctly predict movements in the direction of the market.  For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because the Fund will have approximately equal offsetting losses in its futures positions.  In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market.  The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract.  Initially, in accordance with the terms of the exchange on which such futures contract is traded, the Fund may be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract.  This amount is known as initial margin.  The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied.  Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out.   Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

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Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

In connection with a futures transaction, unless the transaction is covered in accordance with the Securities and Exchange Commission (the “SEC”) positions, the Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid securities equal to the entire amount at risk (less margin deposits) on a continuous basis.  The Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market).  In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.  Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities.  In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract.  Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The Fund intends to limit its transactions in futures contracts and related options so that not more than 5% of its net assets are at risk.

Debt Securities.  As a non-principal strategy but consistent with its investment objective, under normal market conditions, the Fund may invest directly or indirectly through ETFs up to 10% of its total assets in various types of debt securities, including investment grade and high-yield corporate bonds, U.S. government and agency securities, mortgage pass-through securities, commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage and collateralized debt obligations, municipal securities, exchange-traded notes and structured products.  Debt securities are generally subject to credit or issuer risk, interest rate risk or market risk.  Some bonds may be subject to the risk of being called prior to maturity.  Mortgage-backed securities are subject to prepayment risk or extension risk. At times, certain fixed-income securities may be subject to liquidity and market trading risk. The types of debt securities in which the Fund may invest are described below.

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Corporate Debt Securities (Investment Grade and High-Yield).  The Fund may invest in corporate bonds and other debt securities, including in non-investment grade bonds, which are commonly referred to as high-yield or “junk” bonds.  While generally offering higher yields than investment grade securities with similar maturities, non-investment grade debt securities involve greater risks, including the possibility of default or bankruptcy.  They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  The special risk considerations in connection with investments in these securities are discussed below.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise.  The market values of non-investment grade debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated debt securities, which react primarily to fluctuations in the general level of interest rates.  Non-investment grade debt securities also tend to be more sensitive to economic conditions than are higher-rated securities.  As a result, they generally involve more credit risks than securities in the higher-rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non-investment grade debt securities may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.  Further, if the issuer of a non-investment grade debt security defaulted, the Fund might incur additional expenses to seek recovery.  Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Non-investment grade debt securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion.  During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate.  To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities.  They do not, however, evaluate the market value risk of non-investment grade debt securities and, therefore, may not fully reflect the true risks of an investment.  In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security.  Consequently, credit ratings are used only as a preliminary indicator of investment quality.  Investments in non-investment grade debt securities will be more dependent on the Sub-Advisor’s credit analysis than would be the case with investments in investment grade debt securities.

The Fund may have difficulty disposing of certain non-investment grade debt securities because there may be a thin trading market for such securities.  Because not all dealers maintain markets in all non-investment grade debt securities there is no established retail secondary market for many of these securities.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities.  The lack of a liquid secondary market may have an adverse impact on the market price of the security.  The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for valuation purposes.  Market quotations are generally available on many non-investment grade debt securities issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During periods of thin trading, the spread between bid and asked prices is likely to increase significantly.  In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade debt securities, especially in a thinly traded market.

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Government and Agency Obligations.  The Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance.  The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.  See “Mortgage-Backed and Asset-Backed Securities” below.

Mortgage-Backed and Asset-Backed Securities.  The Fund may purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called “asset-backed securities”) that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.  These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.  The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments.  The rate of such mortgage prepayments, and hence the life of the security, will be a function of current market rates and current conditions in the relevant housing and commercial markets.  In periods of falling interest rates, the rate of mortgage prepayments tends to increase.  During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid.  As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities.  In calculating the average weighted maturity of the Fund, the maturity of asset-backed securities will be based on estimates of average life.  There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue.  Mortgage-backed securities guaranteed by GNMA, “Ginnie Mae,” include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development.  Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-backed securities issued by FNMA, “Fannie Mae,” include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”).  Mortgage-backed securities issued by the FHLMC, “Freddie Mac,” include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).

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Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the FHFA.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

The Fund may also invest in mortgage-backed securities such as collateralized mortgage obligations (“CMOs”).  There are several types of mortgage-backed securities which provide the holder with a pro-rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities.  CMOs are issued in multiple classes and their relative payment rights may be structured in many ways.  In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full.  The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities.  They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes.  Investments in CMO certificates can expose the Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations.  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time.  As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.  Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.  Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages).  For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.  Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities.

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In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans.  Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.  Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Municipal Securities. The Fund may invest in municipal securities issued by state or local governments or agencies (including Puerto Rico and U.S. territories such as Guam and the U.S. Virgin Islands), the interest on which is exempt from U.S. federal income taxes. Municipal securities may include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. These include general obligation and pre-refunded bonds issued for any purpose, and revenue bonds funding education, housing and transportation and essential services including, without limitation, water, sewer and electricity.  Municipal obligations may also include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities.  If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance.  Neither the Advisor nor the Sub-Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

Certain of the municipal obligations held by the Fund may be insured at the time of issuance as to the timely payment of principal and interest.  The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance.  In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders.  There is, however, no guarantee that the insurer will meet its obligations. Certain insurers have suffered losses from insuring structured products and other securities backed by residential mortgages.  If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.  In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand.

The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

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Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.  Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities.  State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities.  The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal obligations purchased by the Fund may be backed by letters of credit issued by foreign and domestic banks and other financial institutions.  Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Fund’s portfolio securities and its ability to maintain a stable net asset value and share price.  Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

Exchange-Traded and Other Structured Notes.  The Fund may invest in exchange-traded and other structured notes.  Structured notes are hybrid instruments that have debt-like characteristics such as a stated maturity and obligation of the issuer to repay principal.  However, the interest rate payable on structured notes is not fixed or specified and is frequently tied to the performance of an underlying index, asset or basket of assets.  Generally, no interest is paid during the life of the structured note.  Interest is only paid if the performance of the underlying index, asset or basket exceeds a given level or threshold determined at issuance.  Some notes may have barrier structures which do not pay interest if the performance of the underlying index, asset or basket exceeds or falls short of the established barrier.  Secondary trading markets may not be established for some structured notes and their sponsors of them generally are not obligated to redeem or make a market in them.  The Fund may not be able to obtain par on resales of structured products taking place prior to maturity.  Structured notes are unsecured obligations of the issuer, subjecting them to credit risk.

Ratings.  The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) and other nationally recognized statistical rating organizations represent their opinions as to the quality of debt securities.  Investment grade securities are securities that are of medium to high-quality and are rated in any of the four highest long-term credit ratings categories by at least one nationally recognized statistical rating organization (e.g., BBB or above by S&P, BBB or above by Fitch or Baa or above by Moody’s).  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

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The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Advisor will consider such an event in determining whether the Fund should continue to hold the security.

Illiquid Securities. The Fund may hold up to 15% of the value of its net assets in illiquid securities. In general, illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate market value.  Securities that are not registered under the federal securities laws and cannot be sold to the U.S. public because of SEC regulations (known as “restricted securities”) generally are regarded as illiquid securities unless the Sub-Advisor determines otherwise.  If the Fund should hold more than 15% of its net assets in illiquid securities, the Sub-Advisor will consider appropriate steps to protect maximum liquidity, including the orderly sale of illiquid securities.  The ETFs and other investment companies (“Underlying Funds”) in which the Fund invests may also purchase illiquid securities.  An Underlying Fund that is an open-end fund may invest up to 15% of its net assets in illiquid securities.  An Underlying Fund that is a closed-end fund may invest without limit in such securities.   For this purpose, because the Fund relies on Section 12(d)(1)(F) of the 1940 Act, the Fund treats as illiquid that portion of its net assets that are invested in Underlying Funds that exceed 1% of the Underlying Fund’s outstanding shares.  Please note that a considerable period may elapse between a decision to sell such securities and the time when such securities can be sold.  If, during such a period, adverse market conditions were to develop, the Fund or an Underlying Fund might obtain a less favorable price than prevailed when it decided to sell.

Securities Lending.  The Fund may lend its portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned.  The Fund lends its portfolio securities in order to increase its return because of the interest and other income the Fund can earn from investing the collateral.  During the term of such arrangements, the Fund will maintain such value by the daily marking-to-market of the collateral.  Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under “Money Market Instruments,” or any combination thereof.  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed by the Sub-Advisor to be of good standing and when, in the Sub-Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.  When it lends its securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations.  The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligation to the borrower.  Dividends received by the Fund on the loaned securities are not treated as “qualified dividends” for tax purposes.  Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

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In accordance with SEC staff positions, the Fund will not have on loan at any time portfolio securities that represent more than one-third of its total net assets.  In calculating this limit, the Fund includes its investments of the collateral it receives from the borrowers as part of its total net assets, meaning that the Fund can lend up to 50% of its total net assets prior to the loan.

The Fund’s securities lending agent is an affiliate of the Fund’s transfer agent and custodian, and receives a fee for such service.

Money Market Instruments. The Fund may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, money market funds, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less.  These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although the Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Sub-Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or Prime-1 by S&P, Moody’s or similar rating by another nationally recognized statistical rating organization.  In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Sub-Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

The Fund may also purchase variable rate demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time.  The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.  If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.  The Fund invests in variable rate demand notes only when the Sub-Advisor deems the investment to involve minimal credit risk.

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Repurchase Agreements.  The Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”).  During the term of the repurchase agreement, the Sub-Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price.  Default or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.  The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

The repurchase price under the repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund’s custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository.  Repurchase agreements are considered to be loans under the 1940 Act.

Borrowings and Reverse Repurchase Agreements.  The Fund may borrow money to the extent allowed (as described under “Investment Objectives and Limitations – Fundamental Investment Limitations” below) to meet shareholder redemptions from banks or through reverse repurchase agreements. If the securities held by the Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities.  As a result, the Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off.  The Fund has established a line of credit with its custodian bank by which the Fund may borrow money for temporary or emergency purposes.  The Fund may pledge assets to secure bank borrowings up to applicable limits, if any.  A default by the Fund in repaying borrowed amounts would enable the bank to sell Fund assets in order to obtain repayment and those sales may be at prices that are lower than the market values used in calculating the Fund’s net asset value.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act.  At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), the Fund will place in a segregated custodial account U.S. government securities or other liquid securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such value is maintained.  Reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Fund.

When-Issued Purchases, Delayed Delivery and Forward Commitments.  The Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  When the Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when portfolio securities are set aside to cover such purchase commitments than when cash is set aside.  In the case of a forward commitment to sell portfolio securities, the Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.  When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

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The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases, the Fund may realize capital gains or losses.

When the Fund engages in when-issued, delayed delivery and forward commitment transactions, the Fund relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities the Fund committed to purchase until they are paid for and delivered on the settlement date.  When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

 Temporary Strategies

In limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Sub-Advisor may invest up to 20% of the Fund’s total assets in cash or similar investments (such as U.S. government securities, repurchase agreements, bankers acceptances, commercial paper, variable rate demand notes, certificates of deposit or money market funds).  When it takes a temporary position, the Fund may not achieve its investment objective.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enables the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve their respective investment objectives.

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The Fund may sell a portfolio investment soon after its acquisition if the Sub-Advisor believes that such a disposition is consistent with attaining the Fund’s investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent short-term capital gains are realized, distributions attributable to such gains will be taxed at ordinary income rates for federal income tax purposes.  For the period from the Fund’s inception date (October 28, 2008) through December 31, 2008, the Fund’s portfolio turnover rate was 13.3% (not annualized). For the fiscal year ended December 31, 2009, the Fund’s portfolio turnover rate was 67.1%.

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INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of the Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Fund is subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities.  A “majority of the outstanding voting securities” of the Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

The Fund:

1.           May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities and securities issued by any investment company) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.           May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets.  The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3.           May not issue senior securities, except as permitted under the 1940 Act.

4.           May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

5.           May not directly purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.           May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons; provided, however, this limitation does not apply to the Fund’s investments in debt securities and repurchase agreements, which may otherwise be characterized as loans.

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7.           May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.           May not directly purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

With respect to Fundamental Investment Limitation No. 3, the 1940 Act defines a “senior security” as any bond, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any class of stock having priority over any other class as to distribution of assets or payment of dividends.  The 1940 Act permits the Company to issue different mutual fund series (including the Fund) and to issue both Investor and Institutional Class shares of the Fund and its other series.  In addition, the 1940 Act permits the Fund to engage in borrowing subject to the limits described in Fundamental Investment Limitation No. 2 above.  Moreover, certain leveraged transactions may be considered senior securities, such as reverse repurchase agreements, “when issued” securities, short sales, buying and selling financial futures contracts, selling put and call options,  firm and standby commitment agreements, and buying and selling currency and interest rate instruments on a forward basis.  To the extent the Fund engages in these types of leveraged transactions, it will either treat them as borrowings subject to Fundamental Investment Limitation No. 2 or by segregating or earmarking on the books of the Fund’s custodian liquid securities equal in value to the Fund’s potential exposure from the leveraged transaction.

With respect to Fundamental Investment Limitation No. 7, the Fund defines “industry” in accordance with the Global Industry Classification Standards (“GICS”), an industry classification system developed by S&P in collaboration with Morgan Stanley Capital International (“MSCI”).  GICS is comprised of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries.  A company is assigned to a single GICS sub-industry according to the definition of its principal business activity as determined by S&P and MSCI.  Revenues are a significant factor in defining principal business activity; however, earnings analysis and market perception are also important criteria for classification.  The Fund may be concentrated in a sector but will not be concentrated in any industry.  For purposes of Fundamental Investment Limitation No. 7, investment companies are not considered an industry and thus the Fund may invest 25% or more of its total assets in exchange-traded funds and other investment companies.  However, with respect to the Fund’s investments in exchange-traded funds and other investment companies that invest at least 80% of their assets in securities within a single industry (as suggested by their names), the Fund will consider the portfolio securities held by those funds for purposes of complying with Fundamental Investment Limitation No. 7.

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Non-Fundamental Investment Limitations

The following are the Fund’s non-fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

The Fund may not:

1.           Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.           Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.           Purchase securities of other investment companies except in compliance with the 1940 Act.

4.           Make any loans, other than loans of portfolio securities; provided, however, this limitation does not apply to the Fund’s investments in debt securities or repurchase agreements, which may otherwise be characterized as loans.

5.           Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

The Fund’s non-fundamental investment policies listed above may be changed with the approval of the Board.  Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

NET ASSET VALUE

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) next computed following receipt of an order in proper form by a dealer, the Fund’s distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).

The NAV per share for each class of shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (currently, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV per share of the Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividend accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class.  The result, rounded to the nearest cent, is the NAV per share.

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When determining NAV, expenses are accrued and applied daily.  Common stocks, exchange-traded funds and other equity-type securities are valued at the last sales price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange (including NASDAQ) for which there were no transactions on a given day, and securities not listed on a national securities exchange (including NASDAQ), are valued at the average of the most recent bid and asked prices. Any options, futures contracts or other derivative instruments, if traded on an exchange, will be valued at their last quoted sales prices. Debt securities are generally valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated NAV.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor (with assistance from the Sub-Advisor) in accordance with procedures approved by the Board.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor (which includes a representative of the Sub-Advisor).  In determining fair value, the valuation committee takes into account relevant factors and available information.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

The calculation of the NAV of the Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 p.m. Central time, and at other times, may not be reflected in the calculation of NAV of the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services. Broker-dealers and other financial intermediaries may be paid by the Advisor, the Sub-Advisor, the Distributor or the Fund for advertising, distribution or shareholder services.  These payments may be in addition to any amount paid by the Fund under the distribution and shareholder servicing plan adopted by the Board (see “Distribution Plan,” below).  Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided.  Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.  The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right.  Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.  The Fund may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

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Redemption in Kind.  The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that the Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in assets other than cash.

Involuntary Redemptions.  In addition to the situations described in the Fund’s Prospectus under “General Transaction Policies,” the Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund’s Prospectus.

Exchange Privilege. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine.  The Transfer Agent’s records of such instructions are binding.  The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt.  Shares of the new fund into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments.  Exchanges of shares will be available only in states where they may legally be made.

Automatic Investment Plan.  The Investor Class and Institutional Class shares of the Fund offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of the Fund on a regular, monthly or quarterly basis ($100 minimum per transaction).  Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month or quarter and applies the amount to the purchase of Fund shares.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  No service fee is currently charged by the Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals.  This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices.  In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends.  Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market.  In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

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Systematic Withdrawal Plan.  The Fund offers shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of the Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments.  Payment for shares of the Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus.  For further information about this form of payment, contact the Fund (toll-free) at 1-866-44BAIRD.  In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

Individual Retirement Accounts (Investor Class Only).  The Company has a plan (the “Traditional IRA”) for use by individuals with earned income who wish to use shares of the Fund as a funding medium for individual retirement saving.  However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her non-working spouse under age 70 ½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income.  For 2010, a single individual with adjusted gross income of up to $120,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $177,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only).  The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”).  If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”).  Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA.  The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation.  Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Fund.  Any person who wishes to establish a retirement plan account may do so by contacting the Fund (toll-free) at 1-866-44BAIRD.  The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation.  The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

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DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified currently into a total of eight series (one of which is the Fund) (each, a “series”).  Each series (including the Fund) is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) each consisting of an indefinite number of shares.

The remaining series of common stock representing interests in seven other separate investment portfolios are described in separate SAIs.  The Board may classify or reclassify any particular class of shares into one or more additional series or classes.  Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of investment income and capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation.  However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder servicing plan (see “Distribution Plan,” below).

ADDITIONAL INFORMATION CONCERNING TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes.  If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a corporation, although corporate shareholders could be eligible for the dividends received deduction.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Fund are managed under the direction of the Board.  The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or other applicable law.

Board Leadership Structure

The Board is comprised of four Independent Directors – John W. Feldt, Frederick P. Stratton, Jr., Maryln J. Spear and G. Frederick Kasten, Jr. – and one Interested Director – Cory L. Nettles.  Mr. Kasten, an Independent Director, serves as Chairman of the Board.  The Board has established two standing committees – the Audit Committee and the Nominating Committee.  Mr. Feldt, an Independent Director, serves as Chairman of the Audit Committee.  The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

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Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below.  The Board reviews its leadership structure regularly.  The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board’s role is one of oversight rather than management.  The Board’s committee structure assists with this oversight function.  The Board’s oversight extends to the Funds’ risk management processes.  Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Advisor reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole.  The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

The Board has appointed the CCO who reports directly to the Independent Directors and who participates in the Board’s regular meetings.   In addition, the CCO presents an annual report to the Board in accordance with the Funds’ compliance policies and procedures.  The CCO, together with the Company’s Secretary, regularly discusses risk issues affecting the Company during Board meetings.  The CCO also provides updates to the Board on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or representatives of the Advisor’s legal department report to the Board in the event any material risk issues arise in between Board meetings.

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Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table.    Each officer and Director holds the same positions with the Company and the Fund.

Independent Directors
Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John W. Feldt c/o University of Wisconsin Foundation 1848 University Avenue Madison, WI 53705 Age: 67	Independent Director	Indefinite; Since September 2000	Retired; Senior Vice President-Finance, University of Wisconsin Foundation (1985-2006); Vice President-Finance, University of Wisconsin Foundation (1980-1985); Associate Director, University of Wisconsin Foundation (1967-1980)	8	Director of Thompson Plumb Funds, Inc., a mutual fund complex (3 portfolios); Trustee of Nakoma Mutual Funds, a mutual fund complex (1 portfolio)
Frederick P. Stratton, Jr. 10134 N. Port Washington Road, #2B Mequon, WI 53092 Age: 70	Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003; Chairman of the Board, Briggs & Stratton Corporation (2001-2002); Chairman and CEO, Briggs & Stratton Corporation (1986-2001)	8	Director of Weyco Group, Inc., a men’s footwear distributor; Director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC
Marlyn J. Spear, CFA P.O. Box 530 500 Elm Gove Road Elm Grove, WI 53122 Age: 56	Independent Director	Indefinite; Since January 2008	Chief Investment Officer, Building Trades United Pension Trust Fund, since July 1989; Investment Officer, Northwestern Mutual Financial Network (1988-1989); Assistant Vice President, Firstar Trust Company (1978-1987); Financial Analyst, Harco Holdings, Inc. (1976-1978)	8	Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex (1 portfolio)
G. Frederick Kasten, Jr. 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 70	Independent Director and Chairman	Indefinite; Since September 2000	Retired; Chairman, the Advisor (January 2000-December 2005); Chairman and CEO, the Advisor (January 1998-January 2000); President, Chairman and CEO, the Advisor (June 1983-January 1998); President, the Advisor (January 1979-January 1983)	8	Director of Regal-Beloit Corporation, a manufacturing company

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Interested Director
Cory L. Nettles* Generation Growth Capital, Inc. 411 East Wisconsin Avenue, Suite 1710 Milwaukee, WI 53202 Age: 39	Interested Director	Indefinite, Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity firm, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm, since January 2005; Secretary, Wisconsin Department of Commerce (January 2003- January 2005)	8	Director of Weyco Group, Inc., a men’s footwear distributor; Director of The PrivateBank, a financial institution
* Mr. Nettles is considered an “interested person” of the Company (as defined in the 1940 Act) because of his association with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate, trademark and miscellaneous securities related matters that did not relate to the Company or the Fund.

Officers
Name, Address and Age (as of 12/31/09)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary Ellen Stanek 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 53	President	Re-elected by Board annually; Since September 2000	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000
Charles B. Groeschell 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 56	Vice President	Re-elected by Board annually; Since January 2010	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000
Todd S. Nichol 777 East Wisconsin Avenue Milwaukee, WI 53202 Age:47	Vice President and Chief Compliance Officer	Re-elected by Board annually; Since August 2004
Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice President, the Advisor (January 2004-January 2005)

Russell P. Schwei 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 50	Vice President	Re-elected by Board annually; Since September 2000	Director of Operations, the Advisor since July 1992; Managing Director, the Advisor since January 1997
Leonard M. Rush 777 East Wisconsin Avenue Milwaukee, WI 53202 Age:63	Treasurer	Re-elected by Board annually; Since September 2000	Chief Financial Officer, the Advisor since January 2000
Charles M. Weber 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 46	Secretary	Re-elected by Board annually; Since September 2005
Managing Director, the Advisor since January 2009; Senior Vice President, the Advisor (July 2005 – December 2008); Associate General Counsel, the Advisor since July 2005; Partner, Quarles & Brady LLP, a law firm (October 1998-June 2005)

Laura E. Piotrowski 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 40	Assistant Treasurer	Re-elected by Board annually; Since August 2007	Managing Director, the Advisor since January 2008; Senior Vice President, the Advisor (January 2003- December 2007); Controller, the Advisor since January 2003
John R. Sokolowski 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 34	AML Compliance Officer	Re-elected by Board annually; Since March 2009
AML Compliance Officer, the Advisor since March 2009;  Internal Auditor, the Advisor (December 2006 - March 2009); Accounting Analyst, UMB Fund Services (December 2005 – December 2006); United States Air Force (July 2001 – December 2005)

Bret T. Reese 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 40	Assistant Secretary	Re-elected by Board annually; Since August 2006
First Vice President, the Advisor since January 2009;  Vice President, the Advisor (June 2005 – December 2008); Associate General Counsel, the Advisor since June 2005; Senior Financial Analyst, the Advisor (August 2004-June 2005)

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Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

John W. Feldt.  Mr. Feldt has served as a Director of the Company since September 2000.  He also serves as an independent director of Thompson Plumb Funds, Inc., a mutual fund complex with three portfolios, and an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio.  While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President-Finance from 1985 to 2006, as Vice President-Finance from 1980 to 1985 and as Associate Director from 1967-1980.  Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.

Frederick P. Stratton, Jr.  Mr. Stratton has served as a Director of the Company since May 2004.  He also serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC.  Mr. Stratton has served as Chairman Emeritus of Briggs & Stratton Corporation, a manufacturing company, since 2003.  At Briggs & Stratton Corporation, he also served as Chairman from 2001 to 2002 and Chairman and CEO from 1986 to 2001.  While at Briggs & Stratton Corporation, Mr. Stratton had management responsibilities for the company’s retirement trust assets.  In addition, prior to joining Briggs & Stratton Corporation, he spent eight years as an investment analyst and was a CFA charterholder.  Through his board experience with mutual funds and public companies and his business experience, Mr. Stratton is experienced with financial, accounting, regulatory and investment matters.

Marlyn J. Spear, CFA.  Ms. Spear has served as a Director of the Company since January 2008.  She serves as Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex with one portfolio.  Ms. Spear has served as Chief Investment Officer of the Building Trades United Pension Trust Fund since July 1989.  She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978.  Ms. Spear has earned the Chartered Financial Analyst designation.  Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

G. Frederick Kasten, Jr.  Mr. Kasten has served as a Director and Chairman of the Company since September 2000.  He serves as an independent director of Regal-Beloit Corporation, a manufacturing company.  Mr. Kasten has held numerous positions with the Advisor including Chairman from January 2000 to December 2005, Chairman and CEO from January 1998 to January 2000, President, Chairman and CEO from June 1983 to January 1998, and President from January 1979 to January 1983.  Through his board experience with mutual funds and public companies and his business experience, Mr. Kasten is experienced with financial, accounting, regulatory and investment matters.

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Cory L. Nettles.  Mr. Nettles has served as a Director of the Company since January 2008.  He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and The PrivateBank, a financial institution.  Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since March 2007.  He is also Of Counsel at Quarles & Brady LLP, a law firm, since January 2005.  Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from January 2003 to January 2005.  Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

Board Committees

The Board has two standing committees — an Audit Committee and a Nominating Committee.  The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi-annually.  During the fiscal year ended December 31, 2009, the Audit Committee met two times.   John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary.  During the fiscal year ended December 31, 2009, the Nominating Committee did not meet.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Nominating Committee.  The Nominating Committee will consider properly qualified candidates for the Board submitted by hareholders.  Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

A Valuation Committee, which is not comprised of members of the Board, was established by the Board.  The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Funds when market prices are not readily available or prices are not otherwise provided by a third-party pricing service approved by the Board or an independent dealer, after considering all relevant factors.  The Valuation Committee’s fair value determinations are subsequently reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available.  During the fiscal year ended December 31, 2009, the Valuation Committee met twelve times.  The Valuation Committee consists of: Leonard M. Rush, Treasurer; Mary Ellen Stanek, President; Laura E. Piotrowski, Assistant Treasurer; Patrick S. Lawton, Managing Director of the Advisor; Mark A. Roble, Managing Director of the Advisor; Jay E. Schwister, Senior Vice President of the Advisor; Gary A. Elfe, Managing Director of the Advisor; and Todd A. Nichol, Chief Compliance Officer.

Board Compensation

With respect to fiscal 2009, each Director received an annual fee of $30,000, plus $2,500 per Board meeting attended ($1,250 per meeting attended by telephone).  For 2010, the Directors will receive an annual fee of $40,000 plus $5,000 per meeting attended in person (or $2,500 per meeting attended by telephone). In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings.  Committee members do not receive compensation for committee meetings attended.  Officers of the Fund receive no compensation or expense reimbursement from the Fund or the Advisor for serving in such capacity, except that the Advisor pays compensation to Todd S. Nichol for his services as Chief Compliance Officer of the Fund.  Neither the Company nor the Fund maintained any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.  The following table provides information regarding compensation paid to the Directors by the Fund for the year ended December 31, 2009.

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Name of Director	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex Paid to Directors(1)
John W. Feldt	$____	$0	$0	$____
G. Frederick Kasten, Jr.	$____	$0	$0	$____
Marlyn J. Spear	$____	$0	$0	$____
Frederick P. Stratton, Jr.	$____	$0	$0	$____
Cory L. Nettles	$____	$0	$0	$____

 (1) Compensation shown in this column represents compensation paid directly by the Fund and the Board LargeCap Fund and Baird MidCap Fund (series of the Company discussed in a separate SAI).  For 2009, compensation received by the Directors for overseeing all series of the Company (including the other funds within the Fund Complex not discussed in this SAI), totaled $____ for John W. Feldt, $____ for G. Frederick Kasten, Jr., $____ for Marlyn J. Spear, $____ for Frederick P. Stratton, Jr., and $____ for Cory L. Nettles.  Of the total amount paid to Directors, $____ was paid by the Advisor and the remainder ($____) was paid directly by the Fund and the Baird LargeCap Fund and Baird MidCap Fund.

Board Ownership of the Fund

As of December 31, 2009, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Director	Riverfront Long-Term Growth Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John W. Feldt	$10,001 - $50,000	Over $100,000
Marlyn J. Spear	None	$50,001 - $100,000
Frederick P. Stratton, Jr.	Over $100,000	Over $100,000
G. Frederick Kasten, Jr.	None	Over $100,000
Cory L. Nettles	$10,001- $50,000	$10,001- $50,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following persons owned of record or are known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2010:

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Name and Address of Owner	Class of Shares	Number of Shares	Percent of Fund	Type of Ownership
Princor Financial Services FBO Principal Financial Group Omnibus Account 711 High Street Des Moines, IA 50392-0001	Institutional	_____	___%
Robert W. Baird & Co., Inc. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	_____	___%
Raymond James & Associates Inc. FBO Carl D. Smith Jr. Trustee 880 Carillon Parkway St. Petersburg, FL 33716-1100	Investor	_____	___%
Raymond James & Associates Inc. FBO Miles D. & Kari DRU Young JT/WROS 880 Carillon Parkway St. Petersburg, FL 33716-1100	Investor	____	___%
Daniel J. & Donna McKenna JT/WROS 2694 Devils Backbone Road Cincinnati, OH 45233-4421	Investor	____	___%
Raymond James & Associates Inc. FBO Timothy M. & Elena A. McDuffee JT/WROS 880 Carillon Parkway St. Petersburg, FL 33716-1100	Investor	____	___%
Raymond James & Associates Inc. FBO David R. & Victoria S. Morrison JT/WROS 880 Carillon Parkway St. Petersburg, FL 33716-1100	Investor	____	___%

           Any person that beneficially owns more than 25% of the outstanding shares of the Fund or a Class may be considered a “controlling person” of the Fund or Class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

As of March 31, 2010, the officers and Directors of the Company did not own any Investor Class shares of the Fund.  The officers and Directors as a group owned ___% of the outstanding Institutional Class shares of the Fund as of March 31, 2010.

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PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board and the Advisor, the Sub-Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions.  Accordingly, the cost of transactions may vary among different brokers.  With respect to over-the-counter transactions, the Sub-Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Sub-Advisor, in its sole discretion, believes such practice to be in the Fund’s interests.

The sub-advisory agreement among the Company, the Advisor and the Sub-Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Sub-Advisor will seek to obtain the most favorable prices and at reasonable commission rates.  In assessing the best overall terms available for any transaction, the Sub-Advisor and shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis.  Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker who supplies brokerage and research services a commission or commission-equivalent charge for effecting a transaction in excess of the amount of commission another broker would have charged for effecting the transaction.  As permitted by Section 28(e), the Sub-Advisory Agreement authorizes the Sub-Advisor to cause the Fund to pay commissions for research and brokerage services, a practice commonly referred to as “soft dollars.”  The Sub-Advisor has adopted a soft dollar policy requiring it to undertake a three-step analysis to determine whether a research product or service falls within the Section 28(e) safe harbor.  First, the Sub-Advisor must determine whether the product or service constitutes eligible research services under Section 28(e).  Second, the Sub-Advisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Sub-Advisor’s investment decision-making responsibilities.  Third, the Sub-Advisor must make a good faith determination that the amount of the commissions paid by the Fund and other clients of the Sub-Advisor is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.

The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Sub-Advisor in performing its investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets.  Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software; financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content.  The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer.  The Sub-Advisor has determined that all of the research products and services purchased through the use of commissions paid out of the Fund’s and other clients’ accounts constitute eligible research services under Section 28(e), and provide lawful and appropriate assistance to the Sub-Advisor in the performance of its investment decision-making responsibilities with respect to those accounts.

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Most of the brokerage commissions to be incurred by the Fund are expected to be paid to brokers and dealers who provide research services to the Sub-Advisor.  The brokerage commissions on stock trades are expected to amount to an average of $.05 per share.  The Sub-Advisor believes that the brokerage commissions to be paid by the Fund will be reasonable in light of the quality of the execution and research services received.  The Sub-Advisor does not expect to have any directed brokerage or other formal arrangements with brokers or dealers under which the Sub-Advisor directs or specifically allocates a certain level of trading activity.  Rather, various portfolio managers and research analysts employed by the Sub-Advisor will periodically cast votes for broker-dealers based on the nature and quality of the research services they provide, and the Sub-Advisor’s traders take those votes into consideration, as part of the Sub-Advisor’s obligation to seek best execution, in selecting brokers and dealers to execute portfolio transactions for the Fund and the Sub-Advisor’s other managed accounts.

Some broker-dealers may indicate the amount of commissions they expect to receive in exchange for the provision of a particular research service.  Although the Sub-Advisor does not agree to direct a specific amount of commissions to a firm in that circumstance, it maintains an internal procedure to identify the broker-dealers that provide the Sub-Advisor with research services and the value of those research services, and seeks to direct sufficient commissions to ensure the continued receipt of research services it feels are valuable.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Advisor and does not reduce the sub-advisory fees payable to it by the Advisor.  The Board will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.  Research services furnished by firms through which the Fund effects its securities transactions may be used by the Sub-Advisor in servicing all of its accounts; not all of such services may be used by the Sub-Advisor in connection with the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares.  The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor or Sub-Advisor (or their respective affiliates), acting as principal.  However, pursuant to SEC rules, the Fund may engage the Advisor or Sub-Advisor (or an affiliate of either) to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis, but the Fund is not expected to do so.   The Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or Sub-Advisor (or their respective affiliates) is a member, except to the extent permitted by the SEC.

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The Sub-Advisor manages numerous accounts in addition to the Fund and many of those accounts hold and invest in the same securities as the Fund.  The Sub-Advisor allocates investment opportunities across the Fund and its other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others.  In making investment allocations, the Sub-Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.  The Fund will generally not invest in initial public offerings of equity securities, so allocations of new issues are usually not required.

The Sub-Advisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Fund.  The Sub-Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices.  However, in some instances, bunching an order for the Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts.  Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements.  Each account participating in an aggregated order will receive the same average price.

For the fiscal year ended December 31, 2009, the Fund paid $_____ in brokerage commissions, and all of those commissions were paid to brokers and dealers that provided research services to the Sub-Advisor.

The Fund did not pay any commissions to brokers who were affiliated with the Fund, the Advisor or the Sub-Advisor during the fiscal year ended December 31, 2009.

The Fund did not acquire any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) during fiscal 2009, except for 9,207 shares of JP Morgan Chase & Co. ($383,656).

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Pursuant to an Investment Advisory Agreement dated October 24, 2008 (the “Advisory Agreement”), Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 (the “Advisor”), furnishes continuous investment advisory services and management to the Fund.  The Advisor is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919.

Baird Financial Corporation, a holding company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of the Advisor.  Baird Holding Company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of Baird Financial Corporation.  Employees of the Advisor own substantially all of the outstanding stock of Baird Holding Company.

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The Advisory Agreement was approved by the Board, including a majority of the Independent Directors, cast in person at a meeting held for such purpose on August 12, 2008, and by the sole shareholder of the Fund by written consent on October 24, 2008.  The Advisory Agreement will continue in effect through October 24, 2010. Thereafter, the Advisory Agreement is required to be approved annually (a) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board or by the vote of the shareholders of the Fund.  The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice.  The Advisory Agreement will continue in effect, unless sooner terminated, for successive one-year periods so long as it is approved annually.  In the Advisory Agreement, the Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities.  These expenses do not include the cost of securities and other investments purchased or sold for the Fund and do not include brokerage commissions and any other transaction charges.  Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

Under the Advisory Agreement, the Advisor may delegate any of its duties to a sub-advisor, subject to approval by the Board, including a majority of the Independent Directors, and, if required, by the requisite vote of the shareholders of the Fund.  In addition, the Board, including a majority of the Independent Directors, has approved a policy allowing the Advisor to terminate a sub-advisor and hire a new sub-advisor or to manage the Fund without hiring a new sub-advisor, and to make material amendments to the sub-advisory agreement, without approval by the shareholders of the Fund, to the extent permitted by SEC rule or exemptive order.

As compensation for its advisory services, the Fund pays to the Advisor a monthly management fee at the annual rate of 0.65% of the average daily net assets of the Fund.  The Advisor (and not the Fund) is responsible for paying the sub-advisory fee to the Sub-Advisor.  The Advisor has also paid all of the costs associated with organizing the Fund.  From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.  As described in the Prospectus, the Advisor has contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total annual fund operating expenses (including acquired fund fees and expenses, but excluding taxes, brokerage commissions and extraordinary items) of the Fund to an annual rate of 0.90% for the Institutional Class and 1.15% for the Investor Class, through December 31, 2011.

For the fiscal year ended December 31, 2009 and period ended December 31, 2008, the following management fees were incurred under the Advisory Agreement, of which the Advisor waived the following amounts:

	2009	2008
Management Fees	$130,246	$5,681
(Amount Waived)	$(126,348)	$(5,681)
Management Fees After Waiver	$3,898	$0

In addition, the Advisor reimbursed the Fund $29, 351 for other expenses during the period ended December 31, 2008.

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The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Fund and the other mutual fund series of the Company.

Sub-Advisory Services

Pursuant to a Sub-Advisory Agreement dated October 24, 2008, RiverFront Investment Group, LLC, 9011 Arboretum Parkway, Suite 110, Richmond, Virginia 23236, is the sub-advisor to the Fund.  In such capacity, the Sub-Advisor provides daily portfolio management services to the Fund, subject to the Advisor’s oversight.  The Sub-Advisor is responsible for determining the strategic asset allocations and tactical adjustments for the Fund as well as the individual securities and ETFs to buy, hold and sell for the Fund.  The Sub-Advisor was formed in March 2008 by Peter Quinn and former senior portfolio managers of Wachovia Securities--Michael Jones, Rod Smyth and Doug Sandler.  Through a holding company, RiverFront Investment Holdings Group, LLC, Baird Financial Corporation owns approximately 30% of the Sub-Advisor, with the balance owned by the founding members (Messrs. Quinn, Jones, Smyth and Sandler) and other officers of the Sub-Advisor and an outside investor (an affiliate of Private Advisors LLC).  The Advisor may be deemed to be in control of the Sub-Advisor by virtue of its ownership interest in and representation on the board of directors of RiverFront Investment Holdings Group, LLC.

The Sub-Advisory Agreement was approved by the Company’s Board of Directors, including a majority of the Independent Directors, at a meeting held for such purpose on August 12, 2008, and by the sole shareholder of the Fund by written consent on October 24, 2008.  The Sub-Advisory Agreement continues in effect until October 24, 2010.  Thereafter, the Sub-Advisory Agreement is required to be approved annually (a) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board or by the vote of the shareholders of the Fund. The Sub-Advisory Agreement terminates in the event of assignment or upon termination of the Advisory Agreement.  The Sub-Advisory Agreement may also be terminated by the Sub-Advisor, the Advisor or the Board if certain conditions are met, without penalty, on 120 days’ notice.  The Sub-Advisory Agreement will continue in effect, unless sooner terminated, for successive one-year periods so long as it is approved annually.

As compensation for its sub-advisory services, the Sub-Advisor receives a monthly sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Fund.  The Advisor (not the Fund) is responsible for paying the sub-advisory fee.  The Sub-Advisor has agreed that, while the Advisor is waiving fees and/or reimbursing Fund operating expenses pursuant to its expense cap commitment (described above), the Sub-Advisor will accept as a sub-advisory fee an amount equal to 69% of the net amount of the management fee that the Advisor retains after such fee waivers and expense reimbursements.  In addition, the Sub-Advisor will waive its sub-advisory fee entirely until the Advisor has recovered the start-up costs of the Fund and any Fund operating expenses paid or reimbursed by the Advisor after waiving the management fee.  For the period from commencement of the Fund’s operations (October 28, 2008) through December 31, 2008 and the fiscal year ended December 31, 2009, the Sub-Advisor did not receive any sub-advisory fees.

The Sub-Advisor may act as an investment advisor to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Fund.  However, except with the written consent of the Advisor, while it is providing sub-advisory services to the Fund and for one year thereafter, the Sub-Advisor will not, and will cause its employees not to, directly or directly act as investment adviser or sub-advisor or render any investment advice to or sponsor, promote or distribute any mutual fund, closed-end fund, unit investment trust or other investment company (or any series or portfolio thereof) registered under the 1940 Act other than the Fund.  In addition, except with the written consent of the Advisor, while it is providing sub-advisory services to the Fund and for two years thereafter, the Sub-Advisor will not, and will cause its employees not to, knowingly solicit any investors in the Fund for the purpose of providing investment advice to such investors (other than through the Fund) for a fee or other form of compensation.

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Proxy Voting Policies

The Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor (and the Advisor may in turn delegate that authority to the Sub-Advisor), subject to the supervision of the Board.  The Board has also authorized the Advisor (and in turn the Advisor has authorized the Sub-Advisor) to retain a third party proxy voting service, such as RiskMetrics Group (“RiskMetrics”), to provide recommendations on proxy votes.  The Sub-Advisor’s proxy voting policies and procedures provide that the Sub-Advisor will typically vote proxies in accordance with the recommendations made by RiskMetrics, and in the best interest of clients and Fund shareholders.  However, because RiskMetrics’ guidelines do not address all potential voting issues and do not necessarily correspond to the Sub-Advisor’s opinions, there may be instances where the Sub-Advisor may not vote strictly according to the RiskMetrics’ guidelines.  In such a case, the Sub-Advisor submits the matter to its proxy voting committee.

In situations where the Sub-Advisor’s interests conflict, or appear to conflict, with client interests, the proxy voting committee will take one of the following steps to resolve the conflict:

•	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as RiskMetrics;

•
Vote the securities in accordance with the best interest of clients, as determined in good faith by the committee, without consideration of any benefit to the Sub-Advisor, the Advisor or their respective affiliates; or

•
If the securities are held by the Fund, disclose the conflict to the Board and obtain the Fund’s direction as to how to vote the proxies (which shall be determined by a majority of the Independent Directors).

Because the Fund invests in other investment companies (“Underlying Funds”), it may be subject to Section 12(d)(1)(F) of the 1940 Act, which requires the Fund to vote proxies either pursuant to instructions given by Fund shareholders or by voting for or against proposals in the same proportion as other shareholders of the Underlying Funds.  The Sub-Advisor intends to vote the Funds’ shares of the relevant Underlying Fund for or against the proposals in the same proportion as all other shareholders of the Underlying Fund.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund’s website at www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Code of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics and the Sub-Advisor has adopted a separate Code of Ethics under Rule 17j-1 of the 1940 Act.  Each Code of Ethics governs the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Fund.  Each Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions.  Each Code of Ethics includes pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

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Fund Administration

U.S. Bancorp Fund Services, LLC (“USBFS”) provides administrative personnel and services (including blue sky services) to the Company and the Fund.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Fund and the Company.

For the period from commencement of the Fund’s operations (October 28, 2008) through December 31, 2008 and the fiscal year ended December 31, 2009, the Fund paid $576 and $3,931, respectively, in administration fees to USBFS.

Custodian

U.S. Bank, N.A. (“U.S. Bank”), 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Fund’s assets.  Under the Custody Agreement between U.S. Bank and the Fund (the “Custodian Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Fund’s operations.  U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Fund with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.  U.S. Bank and USBFS are affiliates.  U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

For the period from commencement of the Fund’s operations (October 28, 2008) through December 31, 2008 and the fiscal year ended December 31, 2009, the Fund paid $1,162 and $29,570, respectively, in custody fees to U.S. Bank.

Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Fund under a transfer agent servicing agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Fund; (ii) make dividend payments and other distributions to shareholders of the Fund; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund.

For the period from commencement of the Fund’s operations (October 28, 2008) through December 31, 2008 and the fiscal year ended December 31, 2009, the Fund paid $4,164 and $16,730, respectively, in transfer agency fees to USBFS.

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Fund Accounting

In addition, the Fund has entered into a fund accounting servicing agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Fund in compliance with the 1940 Act and to provide other accounting services to the Fund.

For the period from commencement of the Fund’s operations (October 28, 2008) through December 31, 2008 and the fiscal year ended December 31, 2009, the Fund paid $468 and $22,320, respectively, in fund accounting fees to USBFS.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans.  These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request.  In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries’ customers were direct shareholders in the Fund.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Fund

As described in the Prospectus under “Portfolio Management Team,” each portfolio manager listed below (who is associated with the Sub-Advisor) is jointly responsible for the day-to-day management of the Fund and, unless otherwise indicated, is jointly responsible for the day-to-day management of the other accounts set forth in the following table.  Other than the Fund, the portfolio managers do not manage any other registered investment companies or other pooled investment vehicles.  Neither the Fund nor any other accounts managed by the portfolio managers pays a performance-based fee to the Advisor.  The number of accounts listed in the following table includes accounts managed by the Sub-Advisor on a wrap-fee basis.

Other Accounts Managed by Portfolio Managers(1)
Portfolio Manager	Number	Total Assets

Michael Jones	3,924	$1.45 billion
Rod Smyth Doug Sandler	3,924 3,924	$1.45 billion $1.45 billion
Tim Anderson	3,924	$1.45 billion
(1) As of December 31, 2009.

The Sub-Advisor and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Fund, these accounts consist of separate accounts.  The Sub-Advisor manages potential conflicts of interest between the Fund and other types of accounts through trade allocation policies and oversight by the Sub-Advisor’s investment management and compliance personnel.  Allocation policies are designed to address potential conflicts of interest in situations where the Fund and/or other accounts participate in investment transactions involving the same securities.

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Compensation of Portfolio Managers

The Sub-Advisor compensates portfolio managers with a base salary and an annual bonus.  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus can be as high as 100% of his base salary.  A portfolio manager’s bonus is a function of the Sub-Advisor’s overall financial performance, the relative and absolute performance of the accounts that the portfolio manager is managing, including the Fund, and the portfolio manager’s individual investment and other job-related performance. Portfolio managers may also own and may be offered an opportunity to purchase or sell interests in the Sub-Advisor or its holding company.

Ownership of Fund Shares by Portfolio Managers

  As of December 31, 2009, the portfolio managers beneficially owned the following amounts in the Fund:

Portfolio Manager	Ownership Range

Michael Jones	$10,001-$50,000

Rod Smyth	$10,001-$50,000

Doug Sandler	$10,001-$50,000

Tim Anderson	None

The above ownership information relates only to the Institutional Class shares of the Fund.

DISTRIBUTOR

Robert W. Baird & Co. Incorporated also serves as the principal distributor for shares of the Fund pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The offering of the Fund’s shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.  As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution Plan, discussed below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted a Distribution Plan (the “Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV.  Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials.  To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Investor Class’s expenses from what they would otherwise be.  The Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on the Fund’s net assets.

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Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan

For the fiscal year ended December 31, 2009, the Fund paid $12,248 pursuant to the Plan.

Of these amounts, payments were made for the following activities:

Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel
$0	$__	$0	$12,248	$0

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Fund’s investment advisor and principal underwriter of Fund shares, no “interested person” of the Fund, as defined in the 1940 Act, and no director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Fund

The Plan was initially approved by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the Plan or any related agreements.  The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to Investor Class shareholders.  The Board also determined that the Plan was important to the success of the Investor Class because it is intended to increase assets under management, which in turn should result in certain economies of scale.

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Revenue Sharing Payments

The Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Fund and/or who provide various administrative, sub-accounting and shareholder services.  This practice is known as “revenue sharing.”  The Sub-Advisor may also contribute to these revenue sharing payments. These payments, if made, would be in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class or Institutional Class shares.  The revenue sharing payments may specifically be made in connection with the inclusion of the Fund in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them.  Revenue sharing payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.  The Distributor currently has revenue sharing agreements with the following firms, under which the Distributor pays amounts other than the 12b-1 fee: Charles Schwab, Edward Jones & Co., Fidelity (National Financial), M&I Trust Company, Pershing, Prudential, Raymond James and Merrill Lynch.

The Distributor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares of the Fund.  Such compensation will not exceed 0.0625% per year of the value of the Institutional Class share accounts for which the registered representative is responsible.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund does not provide or permit others to provide information about its portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Company may disclose information about the Fund’s portfolio holdings only in the following circumstances:

•
The Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Company discloses the portfolio holdings of the Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

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•
The Fund’s full portfolio holdings (without showing numbers of shares or dollar values) as of month-end are posted on the Company’s website approximately 10 business days after month-end and remain there until the end of the following month.

•
The Fund’s top 10 holdings as of the end of each quarter are set forth in the Fund’s fact sheet, which is available on the Company’s website and on the Sub Advisor’s website within 10 business days after month-end.

•
The Fund may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

In limited circumstances, for the business purposes described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their publication on the Company’s website.

•
The Advisor or Sub-Advisor may disclose Fund portfolio holdings to the Fund’s service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Fund.  These service providers are required by contract with the Fund to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•
The Advisor or Sub-Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Fund, such as the Fund’s legal counsel and independent registered public accounting firm.

•
Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Fund’s portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties.  No compensation or other consideration may be received by the Fund, the Advisor or the Sub-Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof.  The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor, the Sub-Advisor or any other Fund affiliate.

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ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.  Mr. John R. Sokolowski has been designated as the Company’s anti-money laundering compliance officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications.  The Company will not transact business with any person or entity whose identity cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

_________, has been selected as the independent accountants of the Company.  As such, it is responsible for auditing the financial statements of the Fund.

The following audited financial statements for the Fund is incorporated herein by reference to the Fund’s Annual Report for the period ended December 31, 2009:

•	Schedules of Investments
•	Statements of Assets and Liabilities
•	Statements of Operations
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Notes to Financial Statements
•	Report of Independent Registered Public Accounting Firm

COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Fund.

PERFORMANCE

From time to time, the total return of Investor Class shares and Institutional Class shares of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.  Performance information is generally available by calling the Fund (toll-free) at
1-866-44BAIRD.

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BAIRD FUNDS, INC.
PART C

OTHER INFORMATION

Item 28.                     Exhibits.

(a)	(i)(A)
Articles of Incorporation are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

(i)(B)
Amendment to Articles of Incorporation dated December 29, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(C)
Amendment to Articles of Incorporation dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

(i)(D)
Amendment to Articles of Incorporation dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

(i)(E)
Amended and Restated Articles of Incorporation dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(b)
By-Laws are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference to the Articles of Incorporation and By-Laws.

(d)	(i)(A)
Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(i)(B)
Exhibit E to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(C)
Exhibit F to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(D)
Exhibit G to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(E)
Amendment to the Investment Advisory Agreement dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

(i)(F)
Amendment to the Investment Advisory Agreement dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

(i)(G)
Investment Advisory Agreement (Riverfront Long-Term Growth Fund) dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(i)(H)
Sub-Advisory Agreement (Riverfront Investment Group, LLC) dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

	(ii)(A)	Expense Cap/Reimbursement Agreement dated January 1, 2010 – Filed herewith

(ii)(B)
Expense Cap/Reimbursement Agreement (Riverfront Long-Term Growth Fund) dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

	(ii)(C)	Acquired Fund Fees and Expenses Reimbursement Agreement dated January 1, 2010 – Filed herewith.

(e)	(i)(A)
Distribution Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

(i)(B)
Exhibit G to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(C)
Amendment to Distribution Agreement (re: name change of Baird Core Bond Fund to Baird Core Plus Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

(i)(D)
Amendment to Distribution Agreement (re: name change of Baird Horizon Growth Fund to Baird LargeCap Fund) is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

(i)(E)
Exhibit I to Distribution Agreement dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(f)		Bonus or Profit Sharing Contracts – None.

(g)	(i)
Custody Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bank National Association is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(ii)
First Amendment to Custody Agreement (adding Riverfront Long-Term Growth Fund) dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(h)	(i)
Fund Administration Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(ii)
First Amendment to Fund Administration Servicing Agreement (adding Riverfront Long-Term Growth Fund) dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(iii)
Transfer Agent Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(iv)
First Amendment to Transfer Agent Servicing Agreement (adding Riverfront Long-Term Growth Fund) dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(v)
Fund Accounting Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(vi)
First Amendment to Fund Accounting Servicing Agreement (adding Riverfront Long-Term Growth Fund) dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(vii)
Prospect Servicing Agreement dated August 15, 2005 between the Registrant, U.S. Bancorp Fund Services, LLC and Robert W. Baird & Co. Incorporated is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(viii)
First Amendment to Prospect Servicing Agreement (adding Riverfront Long-Term Growth Fund) dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(ix)
Letter from the Registrant to U.S. Bancorp Fund Services, LLC, dated January 6, 2009, agreeing to extend the Custody Agreement, Fund Administration Servicing Agreement, Transfer Agent Servicing Agreement, Fund Accounting Servicing Agreement and Prospect Servicing Agreement through August 31, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2009.

(x)
Administration Agreement dated September 29, 2000 between the Registrant and Robert W. Baird Incorporated is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(xi)
Amendment to Administration Agreement dated April 30, 2007 between the Registrant and Robert W. Baird & Co. Incorporated is herein incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2008.

(xii)
Form of Securities Lending Agreement between the Registrant, U.S. Bancorp Asset Management, Inc. and Robert W. Baird & Co. Incorporated is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(xiii)
Form of Loan Agreement between the Registrant and U.S. Bank, N.A. is herein incorporated by reference from the Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2007.

(xiv)
Deficiency Payment Agreement dated February 22, 2008 between the Registrant, FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC, and Amendment No. 1 to Deficiency Payment Agreement dated March 12, 2008 between the Registrant, FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2008.

(xv)
Amendment No. 2 to Deficiency Payment Agreement dated August 7, 2008 between the Registrant, FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(xvi)
Loss Reimbursement Agreement dated as of December 31, 2008 between the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2009.

(i)	(i)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(ii)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 28, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(iii)
Opinion and Consent of Godfrey & Kahn, S.C. dated August 13, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

	(iv)	Consent of Godfrey & Kahn, S.C. – To be filed by Amendment.

(j)		Consent of Independent Registered Public Accounting Firm – To be filed by Amendment.

(k)		Omitted Financial Statements – None.

(l)
Initial Capital Agreement dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(m)
Form of Amended and Restated Distribution and Shareholder Servicing Plan is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(n)
Rule 18f-3 Plan is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(o)		Reserved.
(p)	(i)
Code of Ethics for the Registrant, Advisor and Distributor dated February 27, 2008 is herein incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2008.

(ii)
Code of Ethics for Riverfront Investment Group, LLC dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(q)
Power of Attorney dated April 29, 2008 is herein incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2008.

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Reference is made to Article VII of the Registrant’s Bylaws.  In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant’s investment adviser against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.                      Business and Other Connections of Investment Adviser

Robert W. Baird & Co. Incorporated (the “Advisor”) serves as the investment adviser for the Registrant.  The Advisor is a registered broker-dealer as well as an investment adviser.  The business and other connections of the Advisor are further described in the Advisor’s Uniform Application for Investment Advisor Registration (“Form ADV”) as filed with the SEC.  The names and titles of the executive officers and directors of the Advisor are set forth in the table under Item 32(b), below.  Each director and executive officer of the Advisor holds the same position with Baird Holding Company and Baird Financial Corporation.  Baird Financial Corporation and Baird Holding Company are affiliates of the Advisor and are located at the same address as the Advisor.

Riverfront Investment Group, LLC (“Riverfront”) serves as sub-advisor with respect to Registrant’s Riverfront Long-Term Growth Fund.  Riverfront is a registered investment adviser.  The business and other connections of Riverfront, as well as the names and titles of the executive officers and directors of Riverfront, are further described in Riverfront’s Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the Advisor’s or Riverfront’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below.

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Paul E. Purcell	Director of RC2 Corporation, 1111 West 22nd Street, Suite 320, Oak Brook, Illinois 60523
Mary Ellen Stanek
Director of Journal Communications, Inc., 333 West State
 Street, Milwaukee, Wisconsin 53203

Director of West Bend Mutual Insurance Company,
1900 South 18th Avenue, West Bend, Wisconsin 53095

Director of Northwestern Mutual Life Insurance Company,
720 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202

Patrick S. Lawton	Director of Waterstone Financial, Inc. 11200 West Plank Court, Wauwatosa, Wisconsin 53226

Item 32.                      Principal Underwriter

(a) Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, also acts as the sub-adviser for the AHA Full Maturity Fixed Income Fund and the AHA Balanced Fund, which are series of CNI Charter Funds, and for the New Covenant Income Fund, which is a series of New Covenant Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Robert W. Baird & Co. Incorporated are as follows:

Name and Principal Business Address	Position and Offices with Robert W. Baird & Co. Incorporated	Positions and Offices with Registrant
Paul E. Purcell	Director, Chairman, President and Chief Executive Officer	None

Name and Principal Business Address	Position and Offices with Robert W. Baird & Co. Incorporated	Positions and Offices with Registrant
Paul J. Carbone	Director and Managing Director	None
Leonard M. Rush	Managing Director and Chief Financial Officer	Treasurer
Glen F. Hackmann	Secretary	None
Patrick S. Lawton	Director and Managing Director	None
William W. Mahler	Director and Managing Director	None
Steven G. Booth	Director and Managing Director	None
Michael J. Schroeder	Director and Managing Director	None
Mary Ellen Stanek	Director and Managing Director	President
Robert J. Venable	Director and Managing Director	None

The address of each of the foregoing is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c)           Not applicable

Item 33.                 Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accounting, Fund Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Riverfront Investment Group, LLC
(sub-advisor to Riverfront Long-Term Growth
Fund)
9011 Arboretum Parkway, Suite 110
Richmond, VA 23236

Registrant’s Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Item 34.                 Management Services

Not applicable.

Item 35.                      Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on February 25, 2010.

BAIRD FUNDS, INC.
(Registrant)
By:  /s/ Mary Ellen Stanek
  Mary Ellen Stanek
  President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark Ellen Stanek	President (Principal Executive Officer)	February 25, 2010
Mary Ellen Stanek

/s/ Leonard M. Rush	Treasurer (Principal Financial Officer)	February 25, 2010
Leonard M. Rush

/s/ John W. Feldt*	Director	February 25, 2010
John W. Feldt

/s/ G. Frederick Kasten, Jr.*	Director	February 25, 2010
G. Frederick Kasten, Jr.

/s/ Cory L. Nettles*	Director	February 25, 2010
Cory L. Nettles

/s/ Marlyn J. Spear*	Director	February 25, 2010
Marlyn J. Spear

/s/ Fredrick P. Stratton, Jr.*	Director	February 25, 2010
Frederick P. Stratton, Jr.

*By: /s/ Leonard M. Rush
Leonard M. Rush Treasurer and Attorney-In-Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(d)(ii)(A)	Expense Cap/Reimbursement Agreement dated January 1, 2010

(d)(ii)(C)	Acquired Fund Fees and Expenses Reimbursement Agreement dated January 1, 2010